UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Marianna DiBenedetto

The Bank of New York Mellon

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:   April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)       The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2021

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2021 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/01/2020	Actual Ending Account Value 04/30/2021	Actual Expenses Paid During Period* 11/01/2020 - 04/30/2021	Actual Expense Ratio During Period** 11/01/2020 - 04/30/2021
All Cap Core Fund	$1,000.00	$1,248.06	$5.35	0.96%
Small & Mid Cap Strategies Fund	1,000.00	1,306.51	6.29	1.10%
Large Cap Strategies Fund	1,000.00	1,228.87	6.02	1.09%
Credit Income Fund	1,000.00	1,021.46	4.26	0.85%
Fixed Income Fund	1,000.00	989.32	2.81	0.57%
Municipal Bond Fund	1,000.00	1,004.65	2.83	0.57%
California Municipal Bond Fund	1,000.00	1,004.15	2.83	0.57%
New York Municipal Bond Fund	1,000.00	1,008.90	2.84	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
2

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2021 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/01/2020	Hypothetical Ending Account Value 04/30/2021	Hypothetical Expenses Paid During Period* 11/01/2020 - 04/30/2021	Hypothetical Expense Ratio During Period** 11/01/2020 - 04/30/2021
All Cap Core Fund	$1,000.00	$1,020.03	$4.81	0.96%
Small & Mid Cap Strategies Fund	1,000.00	1,019.34	5.51	1.10%
Large Cap Strategies Fund	1,000.00	1,019.39	5.46	1.09%
Credit Income Fund	1,000.00	1,020.58	4.26	0.85%
Fixed Income Fund	1,000.00	1,021.97	2.86	0.57%
Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%
California Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%
New York Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 99.1%
Banks — 4.5%
1,689,006	Bank of America Corp.	$68,455,413
489,522	Citigroup, Inc.	34,873,547
169,475	JPMorgan Chase & Co.	26,066,950
		129,395,910
Communication Services — 13.2%
59,115	Alphabet, Inc. - Class C(a)	142,474,244
86,564	Charter Communications, Inc. - Class A(a)	58,296,526
294,024	Facebook, Inc. - Class A(a)	95,581,322
148,696	Match Group, Inc.(a)	23,141,558
120,385	Sea Ltd. - ADR(a)	30,402,028
328,945	Tencent Holdings Ltd. - H Shares	26,382,509
		376,278,187
Consumer Discretionary — 14.7%
125,510	Advance Auto Parts, Inc.	25,122,082
30,384	Amazon.com, Inc.(a)	105,354,089
217,350	Aptiv Plc(a)	31,274,492
58,702	Burlington Stores, Inc.(a)	19,156,224
565,694	Dollarama, Inc.	26,362,081
25,377	Domino’s Pizza, Inc.	10,717,722
287,300	Hilton Worldwide Holdings, Inc.(a)	36,975,510
56,575	Home Depot, Inc. (The)	18,311,630
51,310	LVMH Moet Hennessy Louis Vuitton SE	38,628,680
405,712	NIKE, Inc. - Class B	53,805,525
277,480	Ross Stores, Inc.	36,333,231
206,400	Wyndham Hotels & Resorts, Inc.	15,089,904
		417,131,170
Consumer Staples — 2.3%
296,560	PepsiCo, Inc.	42,752,090
554,305	US Foods Holding Corp.(a)	22,981,485
		65,733,575
Diversified Financials — 6.0%
612,475	Blackstone Group, Inc. (The)	54,197,913
699,320	Charles Schwab Corp. (The)	49,232,128
50,859	MSCI, Inc.	24,705,776
122,984	Nasdaq, Inc.	19,866,835
58,512	S&P Global, Inc.	22,842,500
		170,845,152
Energy — 1.8%
645,613	ConocoPhillips	33,016,649
113,699	Pioneer Natural Resources Co.	17,490,317
		50,506,966
Health Care — 12.5%
197,095	Catalent, Inc.(a)	22,167,275
68,592	Cooper Cos, Inc. (The)	28,183,767
166,234	Danaher Corp.	42,213,462
295,066	IQVIA Holdings, Inc.(a)	69,249,040
Shares		Value
Health Care (continued)
59,685	Laboratory Corp. of America Holdings(a)	$15,868,451
98,173	STERIS Plc	20,716,466
52,690	Teleflex, Inc.	22,260,471
84,928	Thermo Fisher Scientific, Inc.	39,935,693
138,148	UnitedHealth Group, Inc.	55,093,422
229,557	Zoetis, Inc.	39,720,248
		355,408,295
Industrials — 8.7%
179,746	A.O. Smith Corp.	12,177,792
72,803	Cintas Corp.	25,127,227
145,594	Dover Corp.	21,721,169
198,800	Eaton Corp. Plc	28,414,484
130,098	Equifax, Inc.	29,822,365
72,210	HEICO Corp.	10,167,168
264,889	IAA, Inc.(a)	16,637,678
1,843,152	Rentokil Initial Plc	12,737,607
227,056	Safran SA(a)	33,898,417
262,547	Union Pacific Corp.	58,309,063
		249,012,970
Information Technology — 28.1%
60,862	Adobe, Inc.(a)	30,938,589
425,139	Amphenol Corp. - Class A	28,628,860
48,816	ANSYS, Inc.(a)	17,850,059
940,723	Apple, Inc.	123,667,446
58,909	ASML Holding NV	38,329,594
114,345	Aspen Technology, Inc.(a)	14,960,900
142,944	CDW Corp.	25,491,204
121,480	CMC Materials, Inc.	22,283,076
654,121	Microsoft Corp.	164,956,234
75,255	Nice Ltd. - ADR(a)	18,153,764
39,575	Paycom Software, Inc.(a)	15,213,026
132,927	PayPal Holdings, Inc.(a)	34,865,423
45,682	ServiceNow, Inc.(a)	23,131,994
66,098	Square, Inc. - Class A(a)	16,182,112
225,435	SS&C Technologies Holdings, Inc.	16,731,786
76,685	Synopsys, Inc.(a)	18,945,796
340,139	Texas Instruments, Inc.	61,398,491
463,533	Visa, Inc. - A Shares	108,262,767
103,605	WEX, Inc.(a)	21,260,782
		801,251,903
Insurance — 1.1%
125,520	Aon Plc - Class A	31,560,749
Materials — 2.8%
179,460	Air Products & Chemicals, Inc.	51,770,621
77,723	AptarGroup, Inc.	11,721,406
94,680	Vulcan Materials Co.	16,875,763
		80,367,790
Real Estate — 1.9%
170,724	American Tower Corp. REIT	43,495,354

4

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
Real Estate (continued)
51,255	Jones Lang LaSalle, Inc.(a)	$9,631,327
		53,126,681
Utilities — 1.5%
276,490	Ameren Corp.	23,457,411
120,033	American Water Works Co., Inc.	18,723,948
		42,181,359
Total Common Stocks (Cost $1,700,575,617)		2,822,800,707

INVESTMENT COMPANY — 0.9%
24,978,432	SEI Daily Income Trust Government II Fund - Class A, 0.01%(b)	24,978,432
Total Investment Company (Cost $24,978,432)		24,978,432

TOTAL INVESTMENTS — 100.0% (Cost $1,725,554,049)		$2,847,779,139

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(739,113)
NET ASSETS — 100.0%		$2,847,040,026

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of April 30, 2021.

The following abbreviations are used in the report:

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Banks	4.5%
Communication Services	13.2
Consumer Discretionary	14.7
Consumer Staples	2.3
Diversified Financials	6.0
Energy	1.8
Health Care	12.5
Industrials	8.7
Information Technology	28.1
Insurance	1.1
Materials	2.8
Real Estate	1.9
Utilities	1.5
Other*	0.9
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 86.9%
ARGENTINA — 0.4%
24,149	MercadoLibre, Inc.(a)	$37,937,596

AUSTRALIA — 1.7%
225,150	Adairs Ltd.	804,782
867,582	Adbri Ltd.	2,152,061
831,674	Aeris Resources Ltd.(a)	64,068
509,085	Ansell Ltd.	16,573,258
4,494,281	Aurelia Metals Ltd.	1,454,111
983,812	Austal Ltd.	1,826,490
431,995	Australian Pharmaceutical Industries Ltd.	394,353
105,471	Ava Risk Group Ltd.	34,937
140,436	Base Resources Ltd.	29,751
746,989	BlueScope Steel Ltd.	12,441,077
3,102,386	Boral Ltd.(a)	14,817,523
51,404	Calix Ltd.(a)	106,126
1	Castile Resources Ltd.(a)	0
495,394	Champion Iron Ltd.(a)	2,598,878
105,795	Class Ltd.	126,324
8,850	Codan Ltd.	121,830
1,832,840	CSR Ltd.	8,429,212
223,462	Data#3 Ltd.	1,070,735
6,206	EBOS Group Ltd.	132,120
926,872	Estia Health Ltd.(a)	1,756,479
420,822	Hansen Technologies Ltd.	1,844,585
507,974	Harvey Norman Holdings Ltd.	2,062,245
1,829,865	Iluka Resources Ltd.	10,910,587
397,331	Imdex Ltd.	581,559
71,119	IVE Group Ltd.	75,058
364,347	MACA Ltd.	259,624
1,033,952	Macmahon Holdings Ltd.	151,336
23,600	Mastermyne Group Ltd.	13,090
749,872	Mayne Pharma Group Ltd.(a)	233,954
107,242	Medusa Mining Ltd.	66,504
550,940	Mineral Resources Ltd.	20,265,894
2,265,708	Mount Gibson Iron Ltd.	1,614,484
267,025	Navigator Global Investments Ltd.	314,725
309,291	New Hope Corp. Ltd.	277,576
3,920,701	Nickel Mines Ltd.	3,443,156
17,007	Objective Corp. Ltd.	172,807
4,455,590	Orora Ltd.	10,914,917
1,065,050	OZ Minerals Ltd.	19,641,843
69,317	Pact Group Holdings Ltd.	193,836
70,752	People Infrastructure Ltd.	245,812
1,253,055	Perenti Global Ltd.	1,052,167
228,157	Redbubble Ltd.(a)	720,619
43,545	Regis Healthcare Ltd.	77,153
125,911	RPMGlobal Holdings Ltd.(a)	142,583
845,706	Sandfire Resources NL	4,378,010
271,079	SEEK Ltd.(a)	6,467,332
410,414	Seven West Media Ltd.(a)	150,177
82,649	Shaver Shop Group Ltd.	67,648
Shares		Value
AUSTRALIA (continued)
1,434,341	Sigma Healthcare Ltd.	$662,967
2,425,338	South32 Ltd.	5,380,874
58,562	Southern Cross Electrical Engineering Ltd.	22,782
197,045	Technology One Ltd.	1,439,003
4,364	Tiger Resources Ltd.(a)	1
87,103	Virtus Health Ltd.	383,811
57,448	Western Areas Ltd.	102,229
970	Zimplats Holdings Ltd.	18,868
		159,283,931
AUSTRIA — 0.0%
50,721	ANDRITZ AG	2,756,265
1,138	Fabasoft AG	61,704
7,161	Palfinger AG	322,849
5,373	Semperit AG Holding	243,530
34,360	Zumtobel Group AG	348,238
		3,732,586
BELGIUM — 0.3%
67,670	AGFA-Gevaert NV(a)	333,154
43,942	Bekaert SA	1,930,381
352,312	bpost SA(a)	3,746,451
550	Cie d’Entreprises CFE(a)	55,676
12,688	D’ieteren SA	1,378,212
25,063	Econocom Group SA	100,340
18,393	EVS Broadcast Equipment SA(a)	389,188
140,385	Galapagos NV(a)	10,951,996
6,030	Ion Beam Applications	123,823
45,133	Melexis NV	4,916,060
14,248	Recticel SA	217,547
537	Wereldhave Belgium Comm VA REIT	29,052
		24,171,880
BERMUDA — 0.4%
425,000	Argo Group International Holdings Ltd.	22,176,500
264,140	James River Group Holdings Ltd.	12,443,635
		34,620,135
BRAZIL — 0.3%
291,657	Afya Ltd. - Class A(a)	6,536,034
1,494,202	Cia Energetica de Minas Gerais - ADR	3,720,563
221,685	Embraer SA - ADR(a)	2,449,619
270,500	Notre Dame Intermedica Participacoes SA	4,031,568
1,865,000	Petrobras Distribuidora SA	7,690,651
1,480,900	Rumo SA(a)	5,471,537
		29,899,972
CANADA — 2.6%
8,991	5N Plus, Inc.(a)	30,137
32,600	Absolute Software Corp.	488,277
2,100	Acadian Timber Corp.	34,682
19,588	AirBoss of America Corp.	653,385

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
CANADA (continued)
1,200	Alcanna, Inc.(a)	$7,381
2,300	Algoma Central Corp.	31,642
290,200	Altus Group Ltd.	14,664,054
42,604	Bird Construction, Inc.	314,032
13,800	Black Diamond Group Ltd.(a)	44,348
17,753	Boardwalk Real Estate Investment Trust REIT	529,492
11,200	Bridgemarq Real Estate Services	152,170
6,500	BRP, Inc.	597,144
681,501	CAE, Inc.	21,346,287
313,824	Canfor Corp.(a)	7,838,260
9,200	Canfor Pulp Products, Inc.	67,364
104,892	CanWel Building Materials Group Ltd.	828,622
177,100	Capstone Mining Corp.(a)	791,017
145,200	Cascades, Inc.	1,703,441
333,981	Celestica, Inc.(a)	2,782,382
146,766	CES Energy Solutions Corp.	193,435
700	Cogeco, Inc.	55,002
78,300	Crescent Point Energy Corp.	308,957
151,100	Descartes Systems Group, Inc. (The)(a)	9,666,024
1,837,720	Dollarama, Inc.	85,640,159
37,647	Dorel Industries, Inc. - Class B(a)	377,955
14,531	Dream Impact Trust - Units	80,390
11,536	Enerplus Corp.	62,037
19,533	Enghouse Systems Ltd.	925,201
76,513	ERO Copper Corp.(a)	1,510,776
19,400	Evertz Technologies Ltd.	243,378
30,283	Exco Technologies Ltd.	264,359
69,307	Finning International, Inc.	1,803,792
61,400	H&R Real Estate Investment Trust REIT	760,788
49,100	Hardwoods Distribution, Inc.	1,419,692
29,739	High Liner Foods, Inc.	322,516
355,300	Hudbay Minerals, Inc.	2,653,585
1,173,774	IAMGOLD Corp.(a)	3,673,913
282,329	Interfor Corp.(a)	7,504,119
246,413	Intertape Polymer Group, Inc.	6,064,348
68,800	Kinaxis, Inc.(a)	8,874,061
100	Lassonde Industries, Inc. - Class A	15,944
17,318	Leon’s Furniture Ltd.	310,390
93,087	Linamar Corp.	5,455,035
12,862	Martinrea International, Inc.	139,696
96,972	Medical Facilities Corp.	576,712
72,866	Morguard North American Residential Real Estate Investment Trust REIT	930,721
435,592	Mullen Group Ltd.	4,773,562
200	Neo Performance Materials, Inc.	3,251
8,832	Nexus Real Estate Investment Trust REIT - Units	64,094
106	Pason Systems, Inc.	811
Shares		Value
CANADA (continued)
115,211	Peyto Exploration & Development Corp.	$502,405
24,952	Precision Drilling Corp.(a)	640,675
269,800	Real Matters, Inc.(a)	3,536,166
4,768	Richards Packaging Income Fund - Units	269,520
200	Richelieu Hardware Ltd.	6,987
475,000	Ritchie Bros Auctioneers, Inc.	30,210,000
42,436	Russel Metals, Inc.	972,905
33,100	ShawCor Ltd.	156,997
223,634	Stelco Holdings, Inc.	5,642,021
34,600	Stella-Jones, Inc.	1,446,886
300	Sylogist Ltd.	4,083
200	TECSYS, Inc.	7,342
42,582	Transcontinental, Inc. - Class A	806,500
11,061	Trican Well Service Ltd.(a)	18,988
1,037	Uni-Select, Inc.	11,491
44,177	Wajax Corp.	727,807
22,170	West Fraser Timber Co. Ltd.	1,711,698
512,884	Western Forest Products, Inc.	884,606
		245,135,897
CHINA — 3.4%
13,276,000	Agricultural Bank of China Ltd. - H Shares	5,161,536
11,452,000	Aluminum Corp. of China Ltd. - H Shares(a)	5,970,918
2,818,500	Bank of Changsha Co. Ltd. - A Shares	3,922,807
3,062,400	Bank of Chengdu Co. Ltd. - A Shares	5,643,604
10,480,770	Bank of China Ltd. - H Shares	4,169,236
5,896,000	Bank of Communications Co. Ltd. - H Shares	3,772,408
290,195	Baozun, Inc. - ADR(a)	10,072,668
2,400,400	Beibuwan Port Co. Ltd.(a)	3,303,813
4,297,800	Beijing Yanjing Brewery Co. Ltd. - A Shares	4,906,195
1,751,000	Better Life Commercial Chain Share Co. Ltd.(a)	2,050,263
6,487,044	China Construction Bank Corp. - H Shares	5,136,020
6,820,000	China Galaxy Securities Co. Ltd. - H Shares	4,065,090
4,603,800	China Minsheng Banking Corp. Ltd. - H Shares	2,364,798
5,998,000	China Railway Group Ltd. - H Shares	3,104,111
2,603,300	China Railway Tielong Container Logistics Co. Ltd.(a)	2,014,726
2,911,295	Chongqing Changan Automobile Co. Ltd. - A Shares(a)	7,361,885
772,400	Chongqing Department Store Co. Ltd. - A Shares	3,841,955
6,384,000	CSG Holding Co. Ltd. - A Shares	8,835,986
4,043,700	Daqin Railway Co. Ltd. - A Shares	4,297,556

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
CHINA (continued)
3,501,600	Dongfang Electric Corp. Ltd. - H Shares	$2,943,638
2,474,205	FAW Jiefang Group Co. Ltd.(a)	4,227,124
1,194,480	Fujian Star-net Communication Co. Ltd. - A Shares	3,465,202
3,757,000	Greentown China Holdings Ltd.	4,527,118
3,325,700	Guangxi Liugong Machinery Co. Ltd. - A Shares	4,921,559
3,258,400	Guangzhou R&F Properties Co. Ltd. - H Shares	4,169,611
63,000	Harmonicare Medical Holdings Ltd.(a)(b)	16,545
139,086	I-Mab - ADR(a)	8,499,545
9,504,000	Industrial & Commercial Bank of China Ltd. - H Shares	6,191,013
3,394,600	IRICO Display Devices Co. Ltd.(a)	5,743,779
3,541,938	Jiangxi Copper Co. Ltd. - H Shares	8,663,618
2,895,483	Jilin Sino-Microelectronics Co. Ltd.(a)	3,100,625
7,489,000	Kingdee International Software Group Co. Ltd.	24,777,741
2,293,400	MLS Co. Ltd. - A Shares	4,637,390
429,518	OneConnect Financial Technology Co. Ltd. - ADR(a)	6,331,095
5,511,600	ORG Technology Co. Ltd. - A Shares	4,759,306
9,445,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	3,234,605
12,066,000	Shandong Nanshan Aluminum Co. Ltd. - A Shares	7,120,014
1,698,000	Shenzhen Laibao Hi-tech Co. Ltd.(a)	3,134,438
5,233,500	Sino-Ocean Group Holding Ltd.	1,165,583
255,000	Tenwow International Holdings(a)(b)	12,475
1,856,367	Tongkun Group Co. Ltd. - A Shares	6,563,927
15,813,400	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	6,961,843
1,655,200	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	933,551
8,249,000	UBS Beiqi Foton Motor Co. Ltd.(a)	4,754,501
9,838,200	UBS Rizhao Port Co. Ltd. - A Shares(a)	4,150,245
2,440,400	UBS Shandong Haihua Co. Ltd. - A Shares(a)	2,270,141
1,544,000	UBS Triangle Tyre Co. Pnote(a)	3,612,171
2,378,400	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	2,410,925
3,635,300	Wuxi Taiji Industry Co. Ltd. - A Shares	4,363,303
1,799,374	Xuji Electric Co. Ltd. - A Shares	3,760,741
4,859,600	Yunnan Aluminium Co. Ltd. - A Shares(a)	9,270,894
2,740,300	Yunnan Copper Co. Ltd. - A Shares	5,892,390
284,646	Zai Lab Ltd. - ADR(a)	47,311,012
Shares		Value
CHINA (continued)
5,720,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	$7,924,535
		311,817,778
COSTA RICA — 0.0%
57,087	Establishment Labs Holdings, Inc.(a)	4,146,800

DENMARK — 1.5%
33,014	ALK-Abello A/S(a)	14,314,927
335,255	Ambu A/S - Class B	18,786,074
122,078	Bang & Olufsen A/S(a)	648,541
8,932	Better Collective A/S(a)	235,287
638	Brodrene A&O Johansen A/S - Preference Shares	97,164
43,099	Carlsberg A/S - Class B	7,563,612
133,040	D/S Norden A/S	3,434,942
51,761	Dfds A/S(a)	3,062,781
80,338	DSV PANALPINA A/S	17,917,397
90,696	Genmab A/S(a)	33,284,819
202,784	GN Store Nord A/S	18,306,752
23,724	H+H International A/S - Class B(a)	691,154
14,159	Maersk Drilling A/S(a)	597,455
188,145	Matas A/S(a)	2,786,252
22,271	Nilfisk Holding A/S(a)	660,345
4,279	North Media AS	83,430
3,289	Per Aarsleff Holding A/S	160,850
7,848	Schouw & Co. A/S	839,942
40,315	SimCorp A/S	5,328,927
67,873	Spar Nord Bank A/S	751,657
230,605	Vestas Wind Systems A/S	9,626,251
		139,178,559
FINLAND — 0.7%
8,845	Altia Oyj	118,462
2,578	Aspo Oyj	27,616
4,578	Atria Oyj	67,918
117,078	BasWare Oyj(a)	5,658,432
1,591	Cargotec Oyj - B Shares	92,234
1,816	Consti Oyj	28,492
1,931	eQ Oyj	47,592
10,333	Fiskars Oyj Abp	215,164
16,592	F-Secure Oyj	78,993
3,958	Gofore Oyj	93,980
18,466	Harvia Oyj	965,733
35,500	Kamux Corp.	651,722
54,145	Konecranes Oyj	2,494,472
642	Marimekko Oyj	38,824
7,967	Metsa Board Oyj	101,434
6,108	Musti Group Oyj	230,434
696	Olvi Oyj - A Shares	44,098
3,662	Oma Saastopankki Oyj	53,712
92,798	Oriola Oyj - Class B	212,422
42,588	Orion Oyj - Class B	1,885,748
2,334,105	Outotec Oyj	26,220,925

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
FINLAND (continued)
12,025	Pihlajalinna Oyj	$169,148
1,114	Ponsse Oyj	59,197
34,010	QT Group Oyj(a)	4,027,519
5,251	Remedy Entertainment Oyj	286,611
56,390	Revenio Group Oyj	4,050,744
4,330	Robit Oyj(a)	27,070
62,628	Sanoma Oyj	1,087,253
21,413	Suominen Oyj	151,373
3,578	Titanium Oyj	61,729
139,902	Tokmanni Group Corp.	3,599,420
72,779	Uponor Oyj	2,120,965
105,873	Vaisala Oyj - A Shares	4,435,911
40,715	Valmet Oyj	1,701,488
16,907	Verkkokauppa.com Oyj	173,181
2,653	Vincit Oyj	33,012
		61,313,028
FRANCE — 0.7%
1,599	AKWEL	63,920
963	Altarea SCA REIT	194,273
120,897	Atos SE(a)	8,229,627
1,888	Axway Software SA(a)	68,322
369	Boiron SA	17,213
641	Cegedim SA(a)	20,807
389,059	Cellectis SA(a)	7,399,745
223,500	Derichebourg SA(a)	1,878,233
3,886	Eurobio Scientific SA(a)	93,532
37,292	Gaztransport Et Technigaz SA	3,185,478
1,062	Groupe Guillin	32,239
3,469	Groupe LDLC	235,639
5,483	Guerbet	222,148
3,358	Haulotte Group SA	25,636
658	Infotel SA	37,972
3,913	Ipsen SA	378,422
2,336	IPSOS	97,173
400,620	Lectra	14,449,362
3,152	LNA Sante SA	183,411
7,827	Manitou BF SA	262,539
17,084	Mercialys SA REIT	218,332
19,885	Mersen SA(a)	690,905
23,875	Metropole Television SA(a)	530,445
1,232	Neurones	40,584
29,955	Nexans SA(a)	2,461,516
85,175	Nexity SA	4,616,266
26,987	Quadient	737,802
386,114	Rexel SA	7,599,045
416	Seche Environnement SA	26,507
1,386	Somfy SA	244,949
900	Synergie SA(a)	41,117
21,634	Tarkett SA(a)	521,490
208,902	Television Francaise 1(a)	2,060,706
1,063	Thermador Groupe	108,885
4,544	Trigano SA	811,805
Shares		Value
FRANCE (continued)
128,993	Valneva SE(a)	$2,172,697
5,595	Virbac SA(a)	1,816,179
		61,774,921
GERMANY — 2.0%
334	Adesso SE	48,989
65,518	ADVA Optical Networking SE(a)	820,773
1,006,370	AIXTRON SE(a)	21,494,022
646,492	alstria office AG REIT	11,573,178
822	Amadeus Fire AG(a)	142,703
6,129	Atoss Software AG	1,366,137
4,103	Baader Bank AG(a)	38,969
1,589	Basler AG	207,467
9,584	Bauer AG(a)	143,108
1,096	bet-at-home.com AG - Class H	59,427
25,364	Carl Zeiss Meditec AG	4,468,877
9,167	Cliq Digital AG	395,104
3,313	Dermapharm Holding SE	289,568
214,235	Deutsche EuroShop AG(a)	4,945,229
170,975	Deutz AG(a)	1,386,466
18,591	Draegerwerk AG & Co. KGaA - Preference Shares	1,735,557
2,558	Eckert & Ziegler Strahlen- und Medizintechnik AG	251,410
2,992	Elmos Semiconductor AG	124,821
39,177	ElringKlinger AG(a)	680,132
119,973	EuroEyes International Eye Clinic Ltd. (a)	179,162
30,590	Gerresheimer AG	3,289,687
21,274	GFT Technologies SE	490,561
257,762	Hamburger Hafen und Logistik AG	6,346,637
38,753	Heidelberger Druckmaschinen AG(a)	62,618
24,982	Hornbach Baumarkt AG	998,651
21,662	Hornbach Holding AG & Co. KGaA	2,024,854
12,847	Hypoport SE(a)	7,738,098
717	Indus Holding AG	29,826
77,938	Jungheinrich AG - Preference Shares	4,077,866
75,801	KION Group AG	7,558,468
241,518	Kloeckner & Co. SE(a)	3,278,221
39,647	Krones AG	3,455,756
239	KSB SE & Co. KGaA - Preference Shares	92,235
2,341	Leifheit AG	133,687
1,303	MBB SE	210,229
349	Mensch und Maschine Software SE	25,846
397,599	MorphoSys AG(a)	37,543,172
10,263	New Work SE	3,115,520
60,098	Norma Group SE	3,352,531
99	Paul Hartmann AG	46,895
307,638	ProSiebenSat.1 Media SE(a)	6,674,084
72,190	Rheinmetall AG	7,524,730
129,666	SAF-Holland SE - Class H(a)	2,129,470
108,474	Salzgitter AG(a)	3,453,333

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
GERMANY (continued)
90,925	Schaeffler AG - Preference Shares	$819,313
1,836	STO SE & Co. KGaA - Preference Shares	348,317
48,644	SUESS MicroTec SE(a)	1,581,945
77,019	Symrise AG	9,944,820
323,093	TAG Immobilien AG	9,986,755
3,601	Technotrans SE(a)	118,406
21,896	thyssenkrupp AG(a)	292,728
5,763	VIB Vermoegen AG	207,857
1,269	Villeroy & Boch AG - Preference Shares	27,004
78,520	Wacker Neuson SE(a)	2,112,687
1,580	Washtec AG(a)	102,006
7,146	Westwing Group AG(a)	410,663
19,733	Wuestenrot & Wuerttembergische AG	429,404
		180,385,979
GREECE — 0.1%
2,274,929	Alpha Bank AE(a)	3,610,244
3,407,374	Eurobank Ergasias SA(a)	3,219,042
939,392	National Bank of Greece SA(a)	2,919,458
		9,748,744
HONG KONG — 0.4%
210,000	Analogue Holdings Ltd.	40,012
444,000	ASM Pacific Technology Ltd.	6,733,378
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)	10,466
114,414	Build King Holdings Ltd.	16,792
1,225,479	Champion REIT	713,098
864,412	Chow Sang Sang Holdings International Ltd.	1,473,376
2,632,710	COSCO SHIPPING Ports Ltd.	2,213,202
170,899	Dah Sing Financial Holdings Ltd.	553,328
2,900,000	Emperor Watch & Jewellery Ltd.(a)	57,867
1,130,000	Giordano International Ltd.	226,938
7,050,000	G-Resources Group Ltd.(a)	43,565
420,385	HKR International Ltd.	174,805
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	2,815
350,700	Hutchison Port Holdings Trust - Units	87,675
315,000	Hysan Development Co. Ltd.	1,186,154
504,000	International Housewares Retail Co. Ltd.	177,132
205,918	Jacobson Pharma Corp. Ltd.	20,677
891,937	Johnson Electric Holdings Ltd.	2,376,891
497,000	Kerry Properties Ltd.	1,676,341
12,000	Lee & Man Chemical Co. Ltd.	6,411
137,000	Luk Fook Holdings International Ltd.	342,864
3,507,000	Nine Dragons Paper Holdings Ltd.	4,821,829
44,788	Oriental Watch Holdings	17,298
162,000	PC Partner Group Ltd.(a)	82,171
1,639,274	Perfect Shape Medical Ltd.	1,449,817
Shares		Value
HONG KONG (continued)
5,997,000	Poly Property Group Co. Ltd.	$1,713,925
264,000	Prosperity REIT	88,026
331,000	SITC International Holdings Co. Ltd.	1,263,448
200,000	SOCAM Development Ltd.(a)	36,561
898,000	Solomon Systech International Ltd.(a)	98,265
3,590,000	Sun Art Retail Group Ltd.	3,309,118
117,198	Sun Hung Kai & Co. Ltd.	60,351
1,156,177	Tai Hing Group Holdings Ltd.	321,501
1,397	Tang Palace China Holdings Ltd.	171
234,500	Texhong Textile Group Ltd.	356,833
1,118,564	Texwinca Holdings Ltd.	256,322
1,464,000	Time Interconnect Technology Ltd.	77,273
497,600	Tsit Wing International Holdings Ltd.	71,106
5,280,000	United Laboratories International Holdings Ltd. (The)	4,323,105
938,000	Value Partners Group Ltd.	666,571
1,006,600	Valuetronics Holdings Ltd.	480,324
1,585,841	Vincent Medical Holdings Ltd.	416,480
814,000	VSTECS Holdings Ltd.	805,852
59,000	VTech Holdings Ltd.	541,180
135,331	Wai Kee Holdings Ltd.	73,696
13,779,487	Wang On Group Ltd.	118,854
1,262,712	Wang On Properties Ltd.	16,581
431,930	Yue Yuen Industrial Holdings Ltd.	1,084,308
		40,684,753
ICELAND — 0.1%
1,097,582	Ossur HF(a)	8,464,232

INDIA — 0.6%
4,097,185	Bank of Baroda(a)	3,692,154
2,190,500	Bharat Heavy Electricals Ltd.(a)	1,428,346
118,412	IndiaMart InterMesh Ltd.(c)	12,706,680
3,773,733	Indian Oil Corp. Ltd.	4,628,487
222,645	Lupin Ltd.	3,214,672
1,246,624	State Bank of India(a)	5,949,328
6,114,280	Steel Authority of India Ltd.	9,864,072
2,952,481	TV18 Broadcast Ltd.(a)	1,353,225
190,688	WNS Holdings Ltd. - ADR(a)	13,811,532
		56,648,496
INDONESIA — 0.0%
22,129,300	Perusahaan Gas Negara Tbk PT	1,876,663

IRELAND — 0.2%
475,720	Alkermes Plc(a)	10,468,219
52,828	COSMO Pharmaceuticals NV(a)	5,090,461
238,421	Grafton Group Plc - Units	3,928,207
		19,486,887
ISRAEL — 2.0%
2,221	Albaad Massuot Yitzhak Ltd.	48,012
114,893	Compugen Ltd.(a)	991,527
210,755	CyberArk Software Ltd.(a)	29,611,077
8,519	Delta Galil Industries Ltd.	233,539

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
ISRAEL (continued)
16,885	Electra Consumer Products 1970 Ltd.	$792,179
5,391,885	Isramco Negev 2 LP	1,261,512
161,300	JFrog Ltd.(a)	7,908,539
13,723	Kamada Ltd.(a)	83,816
282,623	Kornit Digital Ltd.(a)	27,629,224
1,117,512	Max Stock Ltd.(a)	3,870,276
7,233	Naphtha Israel Petroleum Corp. Ltd. (a)	34,113
1,016	Neto ME Holdings Ltd.	41,505
364,685	Nice Ltd. - ADR(a)	87,972,963
330	Norstar Holdings, Inc.	2,306
232,450	Plus500 Ltd.	4,558,556
625,637	Radware Ltd.(a)	17,336,401
49,042	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,442,232
6,549	Tadiran Holdings Ltd.	711,482
		186,529,259
ITALY — 0.5%
233,811	Arnoldo Mondadori Editore SpA(a)	440,764
17,880	Avio SpA(a)	297,938
175,020	Azimut Holding SpA	4,190,470
206,767	Banca Generali SpA(a)	7,909,995
645,573	Banca Mediolanum SpA(a)	6,032,161
16,990	BasicNet SpA	93,348
35,296	Biesse SpA(a)	1,038,799
220,789	Cairo Communication SpA(a)	474,082
2,761	Cementir Holding NV	30,804
83,277	Credito Emiliano SpA(a)	514,616
30,279	Danieli & C Officine Meccaniche SpA	484,887
796,060	Davide Campari-Milano NV	9,390,703
72,324	De’ Longhi SpA	3,163,297
41,682	Digital Bros SpA	1,181,645
5,216	El.En. SpA(a)	221,051
24,978	Elica SpA(a)	103,303
34,779	Esprinet SpA(a)	564,476
4,877	Fine Foods & Pharmaceuticals NTM	76,810
94,858	FNM SpA(a)	75,268
3,899	Gefran SpA(a)	36,188
8,132	Gruppo MutuiOnline SpA	437,507
4,687	Iervolino Entertainment SpA(a)	21,751
169,899	Immobiliare Grande Distribuzione SIIQ SpA REIT	804,789
1,242	Italian Wine Brands SpA	45,094
721	Italmobiliare SpA	25,571
14,869	La Doria SpA	305,684
35,682	Piaggio & C SpA	138,391
10,208	Prima Industrie SpA(a)	256,497
96,703	Reno de Medici SpA	121,609
104,986	Rizzoli Corriere Della Sera Mediagroup SpA(a)	90,121
3,464	Sanlorenzo SpA	95,577
43,445	Sogefi SpA(a)	73,856
Shares		Value
ITALY (continued)
20,560	Tinexta SpA(a)	$617,462
1,337,091	Unipol Gruppo SpA(a)	7,322,243
		46,676,757
JAPAN — 6.2%
92,400	77 Bank Ltd. (The)	1,157,431
4,500	A&A Material Corp.	41,093
76,600	A&D Co. Ltd.	906,948
4,900	Abist Co. Ltd.	132,308
6,800	Advantage Risk Management Co. Ltd.	44,549
92,300	AEON Financial Service Co. Ltd.	1,047,232
5,600	Ai Holdings Corp.	106,784
6,600	Aiphone Co. Ltd.	103,750
21,000	Aisan Industry Co. Ltd.	148,531
48,600	Akatsuki, Inc.	1,783,201
6,200	All About, Inc.	45,043
98,492	Altech Corp.	1,807,804
10,416	Anabuki Kosan, Inc.	195,092
42,200	Anest Iwata Corp.	376,475
59,400	AOI TYO Holdings, Inc.	332,627
11,400	Arata Corp.	463,135
3,500	Arealink Co. Ltd.	40,255
10,200	Argo Graphics, Inc.	286,989
4,400	Arisawa Manufacturing Co. Ltd.	39,012
10,100	Artiza Networks, Inc.	171,152
106,500	Asahi Co. Ltd.	1,427,601
166,300	Asahi Diamond Industrial Co. Ltd.	769,950
34,000	Asahi Net, Inc.	223,680
4,800	ASAHI YUKIZAI CORP.	59,951
2,500	Asante, Inc.	41,381
61,900	Asia Pile Holdings Corp.	288,289
7,600	ASKA Pharmaceutical Holdings Co. Ltd.	95,617
55,504	Ateam, Inc.	888,755
53,596	Avant Corp.	873,896
502,100	Azbil Corp.	20,306,359
21,400	Bando Chemical Industries Ltd.	139,808
391,500	BASE, Inc.(a)	6,530,373
60,300	BML, Inc.	2,088,348
7,800	Brother Industries Ltd.	164,935
258,300	Bunka Shutter Co. Ltd.	2,259,446
1,700	Canare Electric Co. Ltd.	27,346
415,900	Capcom Co. Ltd.	13,509,424
2,600	Career Design Center Co. Ltd.	24,956
180,900	Carenet, Inc.	7,911,996
170,300	Chiba Kogyo Bank Ltd. (The)	409,817
1,800	Chino Corp.	21,592
774,080	CKD Corp.	16,318,788
88,700	COLOPL, Inc.	656,586
209,300	Computer Engineering & Consulting Ltd.	2,593,030
59,300	CONEXIO Corp.	751,491
49,700	COOKPAD, Inc.(a)	135,062

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
JAPAN (continued)
2,300	Copro-Holdings Co. Ltd. - Class H	$27,779
13,000	Cosel Co. Ltd.	126,324
2,301	Cota Co. Ltd.	31,644
2,900	Creo Co. Ltd.	37,573
49,700	Cresco Ltd.	752,617
1,000	CTI Engineering Co. Ltd.	22,600
2,700	Daihatsu Diesel Manufacturing Co. Ltd.	12,303
4,800	Daihen Corp.	209,937
2,300	Daiichi Jitsugyo Co. Ltd.	88,599
61,200	Daiken Medical Co. Ltd.	315,268
16,279	Daikoku Denki Co. Ltd.	136,440
150,949	Daikokutenbussan Co. Ltd.	11,270,417
23,600	Daito Pharmaceutical Co. Ltd.	749,309
38,500	Daitron Co. Ltd.	656,991
27	Daiwa Office Investment Corp. REIT	195,416
157,300	DCM Holdings Co. Ltd.	1,568,826
20,800	Dear Life Co. Ltd.	90,592
48,400	DeNA Co. Ltd.(a)	988,903
50,600	Dexerials Corp.	934,774
15,500	Digital Holdings, Inc.	266,063
126,605	Dip Corp.	3,498,464
4,900	DKK Co. Ltd.	112,266
1,700	DMS, Inc.	21,528
117,700	Doshisha Co. Ltd.	1,981,590
73,900	Drecom Co. Ltd.(a)	494,289
85,200	Duskin Co. Ltd.	2,021,444
119,600	EDION Corp.	1,270,524
19,800	E-Guardian, Inc.	509,086
9,800	Eiken Chemical Co. Ltd.	195,301
6,200	Eizo Corp.	230,323
4,600	Elematec Corp.	51,728
159,050	en-japan, Inc.	4,824,327
91,900	EPS Holdings, Inc.	983,832
88,700	eSOL Co. Ltd.	971,488
22,400	Exedy Corp.	320,966
6,800	Faith, Inc.	55,127
8,500	FALCO HOLDINGS Co. Ltd.	129,884
371,300	FAN Communications, Inc.	1,324,979
15,100	FCC Co. Ltd.	242,755
104,000	Ferrotec Holdings Corp.	2,333,315
1,300	FFRI Security, Inc.(a)	23,504
31,600	Fields Corp.	144,569
14,871	First Bank of Toyama Ltd. (The)	38,099
120,100	Foster Electric Co. Ltd.	1,281,330
16,800	Freebit Co. Ltd.(a)	138,501
107,000	Freee KK(a)	9,085,552
9,600	Fudo Tetra Corp.	163,470
7,400	Fuji Pharma Co. Ltd.	81,049
43,400	Fuji Soft, Inc.	2,176,155
304,100	Fujikura Ltd.(a)	1,566,550
30,300	Fujisash Co. Ltd.	21,902
725,800	Fujitec Co. Ltd.	16,403,385
Shares		Value
JAPAN (continued)
85,257	Fukui Computer Holdings, Inc.	$3,307,619
12,600	Full Speed, Inc.	49,229
128,600	FULLCAST Holdings Co. Ltd.	2,238,057
111,700	Furuno Electric Co. Ltd.	1,088,485
5,600	Furusato Industries Ltd.	66,099
87,683	Furyu Corp.	783,844
21,700	Futaba Industrial Co. Ltd.	103,050
66,600	Future Corp.	1,235,839
17,400	Gakken Holdings Co. Ltd.	219,868
26,300	Gakujo Co. Ltd.	334,014
12,200	Gecoss Corp.	99,685
5,400	GLOBERIDE, Inc.	213,450
45,300	Glory Ltd.	971,987
64,776	Goldcrest Co. Ltd.	940,612
6,400	Grandy House Corp.	26,352
513,700	Gree, Inc.	2,688,594
12,100	GSI Creos Corp.	129,868
339,780	GungHo Online Entertainment, Inc.	6,479,106
22,100	Gunze Ltd.	782,569
326,400	Gurunavi, Inc.(a)	1,872,567
51,800	H.U. Group Holdings, Inc.	1,694,437
22,100	Hagihara Industries, Inc.	286,740
33,100	Hanwa Co. Ltd.	982,793
29,100	Happinet Corp.	392,739
115,100	Hennge KK(a)	8,214,658
3,600	Himaraya Co. Ltd.	31,622
16,000	Hioki EE Corp.	783,237
5,776	Hirogin Holdings, Inc.	31,869
10,700	Hito Communications Holdings, Inc.	202,467
32,800	Hochiki Corp.	380,551
192,600	Hokuhoku Financial Group, Inc.	1,619,539
9,600	H-One Co. Ltd.	69,130
6	Honeys Holdings Co. Ltd.	58
7,200	Hoosiers Holdings	43,349
10,500	Hosiden Corp.	99,629
15,500	Idec Corp.	237,414
34,000	IMAGICA GROUP, Inc.(a)	157,727
7,100	Inabata & Co. Ltd.	106,997
44,600	Ines Corp.	573,773
15,200	Infocom Corp.	389,701
1,867,000	Infomart Corp.	17,612,563
56,700	Intage Holdings, Inc.	692,602
156,600	Internet Initiative Japan, Inc.	3,491,941
39,300	I-O Data Device, Inc.	388,721
31,300	ISB Corp.	392,360
8,600	Iseki & Co. Ltd.(a)	122,441
6,000	Isolite Insulating Products Co. Ltd.	34,697
59,800	Itfor, Inc.	428,433
71,800	Itoki Corp.	245,706
62,300	Iwaki & Co. Ltd.	417,842
2,500	Iwaki Co. Ltd.	21,685
6,300	Iwasaki Electric Co. Ltd.	85,718
68,700	JAC Recruitment Co. Ltd.	1,068,625

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
JAPAN (continued)
20,100	Janome Sewing Machine Co. Ltd.	$141,246
82,900	Japan Aviation Electronics Industry Ltd.	1,481,414
11,800	Japan Best Rescue System Co. Ltd.	75,687
11,400	Japan Pulp & Paper Co. Ltd.	378,122
24,200	Japan System Techniques Co. Ltd.	352,515
44,391	JBCC Holdings, Inc.	566,616
252,481	Jeol Ltd.	14,207,687
28,500	Joshin Denki Co. Ltd.	718,693
18,400	JP-Holdings, Inc. - Class H	52,191
10,400	JSP Corp.	169,479
134,900	Juki Corp.	1,065,227
58,400	JVCKenwood Corp.	126,643
9,200	Kaga Electronics Co. Ltd.	202,957
67,100	Kaken Pharmaceutical Co. Ltd.	2,762,833
16,800	Kanamic Network Co. Ltd.	103,146
117,700	Kanamoto Co. Ltd.	2,882,998
5,800	Kanematsu Corp.	76,421
2,100	Kanematsu Electronics Ltd.	72,056
22,100	Kawai Musical Instruments Manufacturing Co. Ltd.	643,041
36,400	Keihanshin Building Co. Ltd.	495,592
178,100	Keiyo Co. Ltd.	1,165,171
3,160	King Co. Ltd.	15,093
3,700	King Jim Co. Ltd.	31,857
45,300	Kissei Pharmaceutical Co. Ltd.	919,347
641,400	Kitanotatsujin Corp.	2,993,083
57,500	Kito Corp.	938,604
33,700	Kitz Corp.	211,531
82,200	KLab, Inc.(a)	579,890
256,600	Kobe Bussan Co. Ltd.	6,860,511
40,200	Kobe Steel Ltd.	289,849
315,000	Kojima Co. Ltd.	2,559,429
3,700	Kokusai Co. Ltd.	24,782
8,387	Komehyo Co. Ltd.	72,136
96,000	Komeri Co. Ltd.	2,467,417
41,500	Komori Corp.	285,932
184,500	K’s Holdings Corp.	2,520,436
31,000	Kurabo Industries Ltd.	514,256
1,300	Kurimoto Ltd.	20,186
3,900	Kuriyama Holdings Corp.	24,908
18,300	Kyoei Steel Ltd.	256,023
62,200	Kyokuto Kaihatsu Kogyo Co. Ltd.	941,907
7,200	Kyokuto Securities Co. Ltd.	52,836
20,700	KYORIN Holdings, Inc.	362,330
9,000	Kyoritsu Printing Co. Ltd.(a)	10,788
151,400	M3, Inc.	10,496,457
26,800	Macnica Fuji Electronics Holdings, Inc.	541,199
2,400	Maezawa Kasei Industries Co. Ltd.	24,354
37,400	Marubun Corp.	175,211
208,600	Marvelous, Inc.	1,601,385
54,300	Max Co. Ltd.	831,219
Shares		Value
JAPAN (continued)
26,700	Maxell Holdings Ltd.(a)	$314,419
448,700	Mazda Motor Corp.(a)	3,473,330
65,400	MedPeer, Inc.(a)	3,446,830
66,400	Megachips Corp.(a)	2,272,266
102,600	Meidensha Corp.	2,177,985
3,300	Meiji Electric Industries Co. Ltd.	42,605
48,400	Meiko Network Japan Co. Ltd.	262,172
66,500	Meitec Corp.	3,693,430
14,500	Meiwa Corp.	62,092
14,800	Meiwa Estate Co. Ltd.	86,668
13,500	Melco Holdings, Inc.	513,245
242,700	Micronics Japan Co. Ltd.	3,777,406
4,600	MIMAKI ENGINEERING CO Ltd.	27,106
43,000	Mimasu Semiconductor Industry Co. Ltd.	1,104,410
3,900	Mitsuba Corp.(a)	23,445
23,000	Mitsubishi Research Institute, Inc.	867,051
27,200	Mitsuboshi Belting Ltd.	415,877
112,600	Mitsui Matsushima Holdings Co. Ltd.	962,287
173,000	Mixi, Inc.	4,436,993
72,150	Mizuno Corp.	1,423,327
18,400	Mochida Pharmaceutical Co. Ltd.	640,608
71,500	Money Forward, Inc.(a)	3,827,203
627,000	MonotaRO Co. Ltd.	16,006,313
2,900	MORESCO Corp.	28,817
196	Mori Trust Hotel, Inc. REIT	244,798
129,800	Morinaga & Co. Ltd.	4,323,104
144,846	Morinaga Milk Industry Co. Ltd.	7,925,511
1,500	Moriroku Holdings Co. Ltd.	27,724
1,606	Mory Industries, Inc.	36,869
35,080	Mugen Estate Co. Ltd.	155,355
14,700	Nafco Co. Ltd.	297,255
2,000	Nagano Bank Ltd. (The)	21,393
26,400	Nagano Keiki Co. Ltd.	287,939
1,900	Naigai Trans Line Ltd.	29,937
4,400	Nakabayashi Co. Ltd.	24,075
3,900	Nakamoto Packs Co. Ltd.	55,775
4,300	Nakanishi, Inc.	88,211
31,100	Nakayama Steel Works Ltd.	122,932
4,900	NCS&A Co. Ltd.	23,180
1,400	Nice Corp.	25,236
12,200	Nichiban Co. Ltd.	206,626
7,500	Nichiha Corp.	217,540
123,400	Nichi-iko Pharmaceutical Co. Ltd.	1,036,519
24,600	Nihon Falcom Corp.	344,612
220,400	Nihon Unisys Ltd.	6,987,702
5,100	Nippon BS Broadcasting Corp.	50,585
60,800	Nippon Commercial Development Co. Ltd.	932,945
27,600	Nippon Light Metal Holdings Co. Ltd.	537,908
12,400	Nippon Steel Trading Corp.	437,954
2,400	Nippon Systemware Co. Ltd.	43,371

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
JAPAN (continued)
170,500	Nishi-Nippon Financial Holdings, Inc.	$1,093,609
13,400	Nishio Rent All Co. Ltd.	369,668
600	Nissei ASB Machine Co. Ltd.	27,670
64,200	Nissha Co. Ltd.	753,083
97,800	Nisshinbo Holdings, Inc.	745,424
8,000	Nissin Electric Co. Ltd.	88,206
14,800	Nisso Corp.	96,283
7,500	Nitta Corp.	180,483
105,800	Nitto Kogyo Corp.	1,863,528
37,700	Nojima Corp.	940,344
6,400	NOK Corp.	82,101
9,300	Noritake Co. Ltd./Nagoya Japan	307,617
29,500	Noritz Corp.	439,436
220,922	NSD Co. Ltd.	3,600,165
24,900	NTN Corp.(a)	70,629
37,700	Obic Co Ltd.	7,288,874
8,400	Ohsho Food Service Corp.	430,414
78,600	Okamura Corp.	973,061
414,100	Oki Electric Industry Co. Ltd.	4,376,297
13,100	Okinawa Cellular Telephone Co.	593,330
42,500	Okuwa Co. Ltd.	454,982
7,000	Onoken Co. Ltd.	83,585
2,916	Origin Co. Ltd.	35,646
148,400	Osaki Electric Co. Ltd.	776,693
42,030	Oyo Corp.	502,637
13,600	PAPYLESS Co. Ltd.	254,728
17,200	Paramount Bed Holdings Co. Ltd.	341,513
2,300	Pasco Corp.	29,505
73,600	Pasona Group, Inc.	1,316,571
10,700	PC Depot Corp.	44,449
28,600	Pegasus Sewing Machine Manufacturing Co. Ltd.	136,078
222,200	PeptiDream, Inc.(a)	9,525,181
55,500	Poletowin Pitcrew Holdings, Inc.	573,840
87,152	Proto Corp.	926,623
18,000	Punch Industry Co. Ltd.	90,420
4,500	Quick Co. Ltd.	51,016
484,600	Raccoon Holdings, Inc.	14,189,038
258,990	Relia, Inc.	3,085,415
1,100	Rhythm Watch Co. Ltd.	7,851
12,400	Riken Corp.	265,836
80,400	Riken Technos Corp.	354,587
7,600	Rion Co. Ltd.	198,466
108,300	Rohm Co. Ltd.	10,731,897
192,500	Roland Corp.	8,093,490
57,900	Roland DG Corp.	899,042
108,800	Sagami Rubber Industries Co. Ltd.	1,044,297
100	Saison Information Systems Co. Ltd.	1,956
15,500	Sakai Chemical Industry Co. Ltd.	267,339
2,600	Sakata INX Corp.	24,171
21,500	Sangetsu Corp.	302,955
54,900	Sanken Electric Co. Ltd.(a)	2,561,900
29,300	Sankyo Co. Ltd.	757,098
Shares		Value
JAPAN (continued)
15,200	Sankyo Tateyama, Inc.	$114,045
63,800	Sanwa Holdings Corp.	822,529
7,500	Sanyo Trading Co. Ltd.	73,291
63,200	Sato Holdings Corp.	1,548,628
2,800	Sato Shoji Corp.	24,826
7,800	Sawada Holdings Co. Ltd.	51,101
39,340	Sawai Group Holdings Co. Ltd.	1,893,388
48,700	SCREEN Holdings Co. Ltd.	4,661,012
12,000	Seed Co. Ltd.	80,703
91,200	Seikagaku Corp.	837,815
96,800	Seiko Holdings Corp.	1,705,891
13,700	Sekisui Plastics Co. Ltd.	71,828
900	Semba Corp.	7,033
500	Senshu Electric Co. Ltd.	15,555
45,100	Septeni Holdings Co. Ltd.	207,570
1,107,000	SG Holdings Co. Ltd.	25,160,472
3,500	Shibaura Electronics Co. Ltd.	112,728
20,900	Shibaura Mechatronics Corp.	1,143,581
20,400	Shidax Corp.(a)	54,318
33,200	Shindengen Electric Manufacturing Co. Ltd.(a)	1,038,924
6,900	Shinmaywa Industries Ltd.	61,746
79,300	Shinoken Group Co. Ltd.	848,218
97	Shofu, Inc.	1,783
5,000	Siix Corp.	66,749
38,100	Sinfonia Technology Co. Ltd.	505,141
46,200	Sinko Industries Ltd.	949,871
49,200	SK-Electronics Co. Ltd.	567,675
228,600	SKY Perfect JSAT Holdings, Inc.	960,082
1,000	SMK Corp.	23,891
76,400	Sodick Co. Ltd.	692,067
2,900	Softcreate Holdings Corp.	65,754
111,913	Soliton Systems KK	1,797,121
11,200	Sprix Ltd.	101,250
4,400	SRA Holdings	103,468
11,600	ST Corp.	192,325
42,729	St. Marc Holdings Co. Ltd.	661,520
66,200	Star Micronics Co. Ltd.	998,845
41,100	Starts Corp, Inc.	1,004,842
39,600	St-Care Holding Corp.	426,835
1,500	Studio Alice Co. Ltd.	31,869
13,900	Sumitomo Riko Co. Ltd.	90,047
4,900	Sumitomo Seika Chemicals Co. Ltd.	174,408
43,700	Sun Frontier Fudousan Co. Ltd.	381,060
18,700	Sun-Wa Technos Corp.	187,702
37,000	Suzuken Co. Ltd.	1,332,190
3,300	Systems Engineering Consultants Co. Ltd.	82,281
118,200	Systena Corp.	2,432,352
5,100	T RAD Co. Ltd.(a)	88,663
1,600	Tachibana Eletech Co. Ltd.	22,897
432,100	Takara Leben Co. Ltd.	1,383,795
15,600	Takasago International Corp.	377,118

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
JAPAN (continued)
11,500	Takeuchi Manufacturing Co. Ltd.	$309,887
124,400	Tamron Co. Ltd.	2,693,114
168,700	Tanseisha Co. Ltd.	1,279,644
48,300	Tatsuta Electric Wire and Cable Co. Ltd.	264,282
26,300	TDC Soft, Inc.	256,045
423,400	TechMatrix Corp.	8,158,847
400	Techno Medica Co. Ltd.	5,951
24,500	Teikoku Electric Manufacturing Co. Ltd.	297,703
81,400	Temairazu, Inc.	4,111,337
25,587	T-Gaia Corp.	438,273
112,500	TIS, Inc.	2,794,743
11,500	Toa Corp.	89,336
83,900	TOC Co. Ltd.	545,054
108,365	Tochigi Bank Ltd. (The)	172,527
109,600	Toho Holdings Co. Ltd.	1,849,230
6,800	Tokai Corp.	149,639
18,600	Tokai Rika Co. Ltd.	300,554
30,200	Tokyo Individualized Educational Institute, Inc.	158,337
20,200	Tokyo Keiki, Inc.	192,777
59,400	Tokyo Seimitsu Co. Ltd.	2,809,937
10,300	Tokyo Tatemono Co. Ltd.	152,017
52,500	Tokyo Tekko Co. Ltd.	913,670
91,685	TOMONY Holdings, Inc.	246,641
282,790	Tomy Co. Ltd.	2,427,093
9,000	Topy Industries Ltd.	108,784
63,600	Tosei Corp.	629,075
402,439	Toshiba Corp.	16,625,602
40,955	Toshiba TEC Corp.	1,633,853
31,700	Towa Corp.	625,646
142,500	Towa Pharmaceutical Co. Ltd.	2,949,355
6,600	Toyo Denki Seizo KK	75,910
18,700	Toyo Machinery & Metal Co. Ltd.	89,659
7,600	TPR Co. Ltd.	108,969
115,400	Transcosmos, Inc.	3,294,428
2,900	Trinity Industrial Corp.	22,422
9,500	TS Tech Co. Ltd.	132,386
54,800	Tsubakimoto Chain Co.	1,469,155
134,500	Ubicom Holdings, Inc.	3,913,533
600	Uchida Yoko Co. Ltd.	25,693
15,500	ULS Group, Inc.	446,747
30,800	Ulvac, Inc.	1,409,095
23,600	UNITED, Inc.	280,073
53,700	Unitika Ltd.(a)	187,206
10,200	Vector, Inc.	87,543
2,900	VINX Corp.	27,145
20,000	Vital KSK Holdings, Inc.	128,466
616,100	Wacom Co. Ltd.	3,951,744
4,600	Watts Co. Ltd.	37,544
10,100	WDB Holdings Co. Ltd.	215,511
45,500	Will Group, Inc.	422,985
Shares		Value
JAPAN (continued)
83,700	World Holdings Co. Ltd.	$2,131,367
13,400	Wowow, Inc.	326,141
32,700	Xebio Holdings Co. Ltd.	258,512
25	XYMAX Investment Corp. REIT	26,146
126,300	YAMABIKO Corp.	1,361,345
31,400	Yamaichi Electronics Co. Ltd.	466,015
35,600	Yamanashi Chuo Bank Ltd. (The)	269,060
7,100	Yurtec Corp.	50,673
13,500	Yushin Precision Equipment Co. Ltd.	109,196
49,000	Zenrin Co. Ltd.	516,946
63,500	ZERIA Pharmaceutical Co. Ltd.	1,135,319
28,800	ZIGExN Co. Ltd.	105,144
900	Zuken, Inc.	24,697
		577,377,393
JERSEY CHANNEL ISLANDS — 0.6%
271,936	Novocure Ltd.(a)	55,502,138

NETHERLANDS — 1.2%
70,160	Aalberts NV	3,799,961
51,189	Accell Group NV(a)	2,640,151
19,865	Argenx SE(a)	5,741,400
49,220	ASM International NV	14,965,293
218,087	ASR Nederland NV	9,546,523
196,187	BE Semiconductor Industries NV	15,878,487
143,534	Boskalis Westminster(a)	4,579,842
35,527	Brunel International NV(a)	475,815
217,890	Eurocommercial Properties NV REIT(a)	5,637,342
23,634	ForFarmers NV	157,413
187,057	Heijmans NV	2,991,027
94,396	IMCD NV	13,726,324
3,966	Kendrion NV	111,097
1,876,501	Koninklijke BAM Groep NV(a)	5,202,390
72,575	Koninklijke DSM NV	13,018,191
2,695	Nederland Apparatenfabriek	180,148
3,476	NSI NV REIT	141,251
862,565	PostNL NV	4,509,995
26,348	TKH Group NV	1,259,473
27,040	Vastned Retail NV REIT	811,096
76,256	Wereldhave NV REIT	1,318,341
		106,691,560
NEW ZEALAND — 0.5%
283,013	Argosy Property Ltd. REIT	300,748
1,181,138	Fletcher Building Ltd.	6,150,854
526,465	Fletcher Building Ltd.	2,738,888
38,075	NZX Ltd.	56,400
77,428	Oceania Healthcare Ltd.	74,800
75,764	Skellerup Holdings Ltd.	252,108
1,319,024	SKY NETWORK TELEVISION Ltd.(a)	160,462
3,190	Tourism Holdings Ltd.(a)	5,890

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
NEW ZEALAND (continued)
365,983	Xero Ltd.(a)	$39,910,719
		49,650,869
NORWAY — 0.1%
392,059	ABG Sundal Collier Holding ASA	400,349
97,375	Akastor ASA(a)	66,562
8,478	American Shipping Co. ASA	31,777
4,164	Atea ASA	79,838
294,425	B2Holding ASA(a)	315,152
6,111	Elektro Importoren AS(a)	63,503
207,692	Nordic Semiconductor ASA(a)	5,139,903
346,942	Odfjell Drilling Ltd.(a)	836,095
14,768	Olav Thon Eiendomsselskap ASA(a)	284,218
16,612	Pareto Bank ASA	99,784
1,758	SpareBank 1 BV	9,990
11,497	SpareBank 1 SMN	155,246
46	Sparebanken More	1,890
1	TGS NOPEC Geophysical Co. ASA	15
60,708	Veidekke ASA	933,521
300,268	Wallenius Wilhelmsen ASA(a)	1,005,703
		9,423,546
PERU — 0.0%
326,000	Cia de Minas Buenaventura SAA - ADR(a)	3,168,720

POLAND — 0.2%
115,400	KGHM Polska Miedz SA(a)	5,921,850
1,512,526	PGE Polska Grupa Energetyczna SA(a)	4,028,404
297,137	Polski Koncern Naftowy ORLEN SA	5,227,831
3,097,256	Tauron Polska Energia SA(a)	2,758,960
		17,937,045
PORTUGAL — 0.0%
241,645	CTT-Correios de Portugal SA(a)	1,102,514
8,773	Semapa-Sociedade de Investimento e Gestao	127,412
		1,229,926
RUSSIA — 0.6%
3,531,360	Alrosa PJSC	5,103,527
1,189,126,065	Federal Grid Co. Unified Energy System PJSC	3,366,219
4,480,742	Gazprom PJSC	13,708,988
1,373,778	Gazprom PJSC - ADR	8,319,600
112,793	Magnit PJSC	7,669,759
532,967	Mobile TeleSystems PJSC	2,269,490
157,401,550	ROSSETI PJSC	2,983,634
1,641,600	Rostelecom PJSC(a)	2,265,488
461,432,194	RusHydro PJSC	5,032,300
		50,719,005
SINGAPORE — 0.1%
115,009	Asian Pay Television Trust - Units	9,680
Shares		Value
SINGAPORE (continued)
322,000	China Aviation Oil Singapore Corp. Ltd.	$273,425
191,558	China Sunsine Chemical Holdings Ltd.	81,330
1,608,200	CSE Global Ltd.	688,840
238,500	Food Empire Holdings Ltd.	170,261
157,500	Hanwell Holdings Ltd.	58,585
34	Ho Bee Land Ltd.	70
17,703	Hong Leong Asia Ltd.	13,835
36,156	Hyphens Pharma International Ltd.	8,558
85,300	iFAST Corp. Ltd.	430,106
317,100	ISDN Holdings Ltd.	163,226
568,000	Japfa Ltd.	390,547
68,690	OM Holdings Ltd.	48,947
119,300	Propnex Ltd.	101,303
61,600	Q&M Dental Group Singapore Ltd.	28,931
794,900	Raffles Medical Group Ltd.	686,932
304,400	RHT Health Trust - Units REIT(a)(b)	4,346
4,400	Riverstone Holdings Ltd./Singapore	4,794
587,300	Singapore Medical Group Ltd.	145,639
70,300	Wing Tai Holdings Ltd.	101,429
33,311	XP Power Ltd.	2,337,011
1,118,600	Yanlord Land Group Ltd.	1,117,970
		6,865,765
SOUTH AFRICA — 0.1%
2,043,616	Sappi Ltd.(a)	6,883,685

SOUTH KOREA — 1.2%
12,060	Green Cross Corp.	3,669,987
161,394	GS Engineering & Construction Corp.	6,405,848
124,679	Hankook Tire & Technology Co. Ltd.	5,391,342
70,221	Hyundai Department Store Co. Ltd.	5,858,326
137,051	Hyundai Engineering & Construction Co. Ltd.	6,209,709
102,010	KB Financial Group, Inc.	5,016,359
94,348	Kia Corp.	6,531,034
148,364	Korea Electric Power Corp.	3,154,411
62,952	Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	8,687,133
18,610	Kumho Petrochemical Co. Ltd.	4,349,890
334,179	LG Display Co. Ltd.(a)	7,300,355
64,849	LG Electronics, Inc.	9,182,108
17,209	Lotte Chemical Corp.	4,703,138
56,652	OCI Co. Ltd.(a)	6,366,252
401,995	Samsung Engineering Co. Ltd.(a)	6,270,161
873,774	Samsung Heavy Industries Co. Ltd.(a)	5,891,406
82,412	Samsung Life Insurance Co. Ltd.	6,053,005
32,924	Samsung SDS Co. Ltd.	5,416,543
572,093	SK Networks Co. Ltd.	2,725,844
		109,182,851
SPAIN — 0.3%
18,939	Acerinox SA	262,873

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
SPAIN (continued)
1,272,555	Almirall SA	$19,980,876
207,571	Atresmedia Corp. de Medios de Comunicacion SA(a)	998,209
14,081	Cia de Distribucion Integral Logista Holdings SA	292,870
65,319	Faes Farma SA	272,184
15,682	Laboratorios Farmaceuticos Rovi SA	908,748
320,579	Mediaset Espana Comunicacion SA(a)	2,046,559
39,326	Pharma Mar SA	4,491,570
		29,253,889
SWEDEN — 1.5%
545,855	AAK AB	12,515,484
5,066	AddNode Group AB(a)	172,945
756,313	Arjo AB - B Shares	7,468,832
17,056	Atrium Ljungberg AB - B Shares	356,410
180,074	Avanza Bank Holding AB	6,479,265
2,106	Beijer Alma AB - Class B	47,416
1,616	Bergman & Beving AB	24,701
182,854	Betsson AB	1,667,503
510,762	Bilia AB - A Shares	8,923,425
219,904	Bonava AB - B Shares	2,613,220
17,248	Bufab AB	457,404
41,632	Bulten AB	537,025
201,334	Byggmax Group AB(a)	1,762,301
31,534	Catella AB(a)	126,091
1,331	Cibus Nordic Real Estate AB	28,081
197,354	Clas Ohlson AB - B Shares(a)	2,113,287
382,757	Dios Fastigheter AB	3,641,946
7,721	Doro AB(a)	54,541
1,605	Elanders AB - B Shares	32,913
823,196	Elekta AB - B Shares	11,017,371
7,110	Ferronordic AB	173,014
245,133	Fortnox AB	12,567,136
32,154	G5 Entertainment AB	2,330,206
495,267	Getinge AB - B Shares	16,761,344
20,214	GHP Specialty Care AB	70,440
69,704	Haldex AB(a)	470,152
1,246	HMS Networks AB	54,017
40,801	Humana AB(a)	369,667
114,573	Instalco AB	4,869,544
178,191	Inwido AB(a)	3,119,455
6,474	KNOW IT AB(a)	239,748
329,085	Lindab International AB	6,686,231
4,141	Magnolia Bostad AB(a)	28,322
114,950	Mekonomen AB(a)	1,971,607
2,217	Momentum Group AB - Class B(a)	51,591
145,193	New Wave Group AB - B Shares(a)	1,557,315
353,276	Nobia AB	3,071,403
71,473	Nolato AB - B Shares(a)	7,062,408
16,793	Nordnet AB publ	315,505
27,773	NP3 Fastigheter AB	509,166
548	OEM International AB - B Shares	26,152
Shares		Value
SWEDEN (continued)
341,454	Oncopeptides AB(a)(c)	$5,287,857
287,140	Pricer AB - B Shares	1,160,696
7,176	Proact IT Group AB	227,176
8,657	Qleanair Holding AB(a)	65,243
1,008,901	Ratos AB - B Shares	5,942,178
71,307	RaySearch Laboratories AB(a)	702,495
128,967	Rottneros AB(a)	149,754
6,277	Sectra AB - B Shares	448,593
11,050	Softronic AB - B Shares(a)	40,203
516,052	SSAB AB - B Shares(a)	2,585,274
4,281	Studsvik AB(a)	40,810
26,114	Svedbergs i Dalstorp AB - B Shares	146,525
1,359	SwedenCare AB	87,972
10,444	Systemair AB(a)	313,361
22,961	Tethys Oil AB	167,077
8,524	Vitrolife AB	319,994
12,866	Volati AB	171,738
		140,201,530
SWITZERLAND — 2.2%
312,586	Alcon, Inc.(a)	23,446,089
5,104	Allreal Holding AG	1,032,816
10,788	ALSO Holding AG	3,266,227
114,599	Arbonia AG	1,982,660
101,147	Ascom Holding AG(a)	1,583,796
7,378	Autoneum Holding AG(a)	1,425,107
78,847	Baloise Holding AG	13,330,388
4,595	Barry Callebaut AG	10,143,466
24,244	Belimo Holding AG	9,663,089
2,403	Bellevue Group AG	101,830
7,150	Bobst Group SA(a)	475,231
4,160	Bossard Holding AG - Class A	999,858
15,081	Bucher Industries AG	7,913,293
13,993	Burckhardt Compression Holding AG	5,025,682
606	Burkhalter Holding AG	48,175
661	Calida Holding AG	25,912
1,166	Coltene Holding AG	164,957
49,539	Comet Holding AG	12,693,267
9,693	dormakaba Holding AG	6,368,245
855	Feintool International Holding AG(a)	60,948
1,106,226	Ferrexpo Plc	6,703,782
62	Forbo Holding AG	118,671
5,497	Georg Fischer AG	7,704,528
1,410,311	Glencore Plc	5,749,640
23,299	Huber + Suhner AG	1,867,492
58,961	Implenia AG(a)	1,716,051
52	Ina Invest Holding AG(a)	1,082
1,865	Inficon Holding AG	1,995,187
245	Interroll Holding AG	837,011
1,339	Investis Holding SA	141,927
6,020	Komax Holding AG(a)	1,443,613
8,388	Kudelski SA	38,852
10,057	Lonza Group AG	6,395,955
17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
SWITZERLAND (continued)
92	Metall Zug AG	$199,463
4,142	OC Oerlikon Corp. AG	48,393
39	Orell Fuessli AG	4,761
135	Phoenix Mecano AG	68,886
42,727	PSP Swiss Property AG	5,268,065
530,397	Quotient Ltd.(a)	2,079,156
1,399	Rieter Holding AG(a)	215,078
781	Schweiter Technologies AG	1,267,388
16,992	SFS Group AG	2,188,075
15,847	Siegfried Holding AG	14,567,267
2,367	Swissquote Group Holding SA	355,601
44,258	Tecan Group AG	21,555,936
86,248	Temenos AG	12,664,502
23,929	u-blox Holding AG	1,640,247
10,644	Vontobel Holding AG	800,121
1,976	V-ZUG Holding AG(a)	272,626
14,789	Zehnder Group AG	1,191,865
		198,852,257
TAIWAN — 1.5%
6,172,000	Acer, Inc.	7,578,835
1,831,000	ASE Technology Holding Co. Ltd.	7,734,866
11,720,000	AU Optronics Corp.(a)	13,908,925
1,668,559	Cheng Shin Rubber Industry Co. Ltd.	3,231,627
6,497,650	China Petrochemical Development Corp.	3,698,587
1,645,000	ENNOSTAR, Inc.(a)	4,758,386
1,067,000	Everlight Electronics Co. Ltd.	1,770,503
10,345,000	HannStar Display Corp.(a)	10,795,717
1,644,000	Hon Hai Precision Industry Co. Ltd.	6,827,194
1,227,000	HTC Corp.(a)	1,827,344
13,550,000	Innolux Corp.	14,601,189
2,741,431	International CSRC Investment Holdings Co.	2,978,643
4,243,000	Inventec Corp.	4,124,063
1,189,000	Kinsus Interconnect Technology Corp.	4,490,728
1,363,000	Pegatron Corp.	3,591,336
303,000	Phison Electronics Corp.	6,551,820
6,722,000	Qisda Corp.	8,759,560
7,479,933	United Microelectronics Corp.	15,183,195
5,777,000	Winbond Electronics Corp.	7,383,342
4,812,696	Wistron Corp.	5,634,023
		135,429,883
THAILAND — 0.4%
11,240,500	Banpu Public Co. Ltd.	4,440,246
149,462	Fabrinet(a)	12,796,937
27,214,907	IRPC Public Co. Ltd. - FOR	3,618,457
5,002,000	Italian-Thai Development Public Co. Ltd. - FOR(a)	293,975
3,299,558	PTT Global Chemical Public Co. Ltd. - FOR	7,179,287
139,700	Siam Cement Public Co. Ltd. (The) - FOR	2,072,787
Shares		Value
THAILAND (continued)
3,229,183	Thai Oil Public Co. Ltd. - FOR	$6,144,652
		36,546,341
TURKEY — 0.5%
1,843,327	Arcelik AS	7,654,970
6,634,452	Dogan Sirketler Grubu Holding AS	2,364,081
18,659,402	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,102,082
4,729,940	Eregli Demir ve Celik Fabrikalari TAS	10,878,219
7,551,154	Petkim Petrokimya Holding AS(a)	6,120,277
1,452,781	Tekfen Holding AS	2,823,524
318,483	Tupras Turkiye Petrol Rafinerileri AS(a)	3,375,737
3,078,894	Turkcell Iletisim Hizmetleri AS	5,519,044
5,685,925	Turkiye Is Bankasi AS	3,344,763
12,793,473	Yapi ve Kredi Bankasi AS	3,245,211
		49,427,908
UNITED KINGDOM — 6.7%
37,718	4imprint Group Plc(a)	1,224,125
1,772,269	Adaptimmune Therapeutics Plc - ADR(a)	10,031,043
3,520	AG Barr Plc(a)	24,695
101,690	Alliance Pharma Plc	134,821
257,304	AO World Plc(a)	987,872
2,756	Aptitude Software Group Plc	25,501
10,408	Argentex Group Plc	18,255
379,383	ASOS Plc(a)	27,350,028
242,700	AVEVA Group Plc	11,664,293
1,830,478	B&M European Value Retail SA	14,303,320
1,573,583	Balfour Beatty Plc(a)	6,780,374
27,727	Bloomsbury Publishing Plc	115,260
3,796,217	boohoo Group Plc(a)	17,830,645
745,856	Britvic Plc	9,090,319
341,724	Cairn Energy Plc	801,351
592,232	Capita Plc(a)	357,587
182,382	Central Asia Metals Plc	700,223
3,258,675	Centrica Plc(a)	2,549,923
4,208	Cerillion Plc	36,496
275,524	Chemring Group Plc	1,000,748
18,453	Chesnara Plc	70,337
39,105	Clinigen Group Plc	460,941
4,767	Clipper Logistics Plc	45,294
63,918	Computacenter Plc	2,363,976
61,383	Concentric AB	1,380,575
7,368,644	ConvaTec Group Plc(c)	22,205,048
7,431	CRANEWARE Plc	287,352
90,006	Crest Nicholson Holdings plc(a)	508,150
40,245	CVS Group Plc(a)	1,239,442
10,012	Daily Mail & General Trust Plc - Class A	124,167
1,184,417	Dart Group Plc(a)	24,397,049
10,545	Devro Plc	29,854
16,650	DFS Furniture Plc(a)	61,165

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
304,900	Dialog Semiconductor Plc(a)	$23,878,111
49,128	Dignity Plc(a)	478,330
2,522,072	Dixons Carphone Plc(a)	4,851,969
292,567	Domino’s Pizza Group Plc	1,545,894
50,864	dotdigital group plc	133,467
2,319,147	Drax Group Plc	13,086,878
74,062	Dunelm Group Plc	1,507,656
2,500	Eco Animal Health Group Plc(a)	12,516
92,764	EKF Diagnostics Holdings Plc	94,803
1,503,352	Electrocomponents Plc	22,132,338
356,478	Elementis Plc(a)	736,502
79,118	EMIS Group Plc	1,339,600
1,306	Epwin Group Plc(a)	1,903
295,376	Ergomed Plc(a)	5,833,385
135,738	FDM Group Holdings Plc	1,915,851
222,216	Fevertree Drinks Plc	7,696,836
222,531	Foxtons Group Plc(a)	193,616
2,244	Games Workshop Group Plc	336,250
29,874	Genel Energy Plc	67,250
235,343	Genus Plc	16,527,290
113,814	Go-Ahead Group Plc (The)(a)	1,920,774
495,269	Gulf Keystone Petroleum Ltd.(a)	1,213,400
529,654	Halfords Group Plc(a)	2,757,675
5,585	Hargreaves Services Plc	26,610
984,625	Hays Plc(a)	2,221,940
67,183	Headlam Group Plc(a)	426,802
14,016	Hill & Smith Holdings Plc	284,932
648,464	HomeServe Plc	9,797,440
1,471,002	Howden Joinery Group Plc(a)	16,430,993
174,799	Hunting Plc	593,859
359,552	IMI Plc	7,915,155
154,374	Impact Healthcare Plc REIT	238,356
545,640	Inchcape Plc(a)	5,889,041
212,634	Indivior Plc(a)	448,122
292,200	IntegraFin Holdings Plc	2,265,893
377,592	International Personal Finance Plc(a)	665,400
76,844	IP Group Plc(a)	136,265
616,226	ITV Plc(a)	1,029,757
1,032,889	JD Sports Fashion Plc(a)	13,100,713
4,044	Judges Scientific Plc	321,694
1,376,845	Just Group Plc(a)	2,074,528
243,476	Kainos Group Plc	5,137,939
64,430	Keller Group Plc	735,873
61,335	Kin & Carta Plc(a)	149,931
360,123	Lookers Plc(a)	328,250
34,675	LoopUp Group Plc(a)	35,916
102,044	M&G Plc	306,236
28,648	Macfarlane Group Plc	45,895
14,067	Marshalls Plc(a)	141,236
20,113	McBride Plc	26,110
917,528	Micro Focus International Plc	6,563,848
195,966	Mitie Group Plc(a)	168,067
5,717	Morgan Advanced Materials Plc	23,410
Shares		Value
UNITED KINGDOM (continued)
21,090	Morgan Sindall Group Plc	$669,906
102,523	NCC Group Plc	384,415
237,302	NewRiver Plc REIT(a)	332,970
6,659	Next Fifteen Communications Group Plc(a)	80,561
307,405	Ninety One Plc	1,037,580
484	Norcros Plc(a)	1,965
8,750	Numis Corp. Plc	46,041
3,144,199	Ocado Group Plc(a)	91,057,948
1,006,700	Orchard Therapeutics plc - ADR(a)	5,999,932
412,798	Oxford Biomedica Plc(a)	6,225,434
46,880	Oxford Instruments Plc	1,411,411
96,831	Oxford Metrics Plc	125,705
47,725	Pagegroup Plc(a)	369,429
5,827	Patisserie Holdings Plc(a)(b)	0
152,251	PayPoint Plc	1,261,597
309,413	Pets at Home Group Plc	1,898,132
63,657	Pharos Energy Plc(a)	23,297
19,978	Photo-Me International Plc(a)	19,175
23,399	Picton Property Income Ltd. (The) REIT	29,374
84,455	Polar Capital Holdings Plc	894,603
36,420	Rathbone Brothers Plc	851,039
96,275	Reach Plc(a)	292,513
136,171	Redrow Plc	1,299,863
144,027	Renishaw Plc	12,461,617
5,980,956	Rentokil Initial Plc	41,333,036
609,230	Rightmove Plc	5,166,055
12,337	RM Plc	38,761
14,847	Robert Walters Plc	138,405
4,518,750	Rotork Plc	21,505,175
2,501,906	Royal Mail Plc(a)	17,138,076
131,903	RPS Group Plc(a)	160,305
69,515	Safestore Holdings Plc REIT	817,471
21,175	Sanderson Design Group Plc(a)	37,286
43,951	Savills Plc	725,347
38,534	SDI Group PLC(a)	95,259
185,138	Senior Plc(a)	276,651
32,868	SigmaRoc Plc(a)	37,903
16,957	Softcat Plc	448,932
47,327	Speedy Hire Plc(a)	49,870
695,105	Spirent Communications Plc	2,442,176
381,261	Sports Direct International Plc(a)	2,714,316
26,063	Springfield Properties Plc	56,691
1,079,565	SSP Group Plc(a)	4,770,986
734,874	St. James’s Place Plc	13,817,833
611,378	Stagecoach Group Plc(a)	760,754
109,870	SThree Plc(a)	609,220
9,253	Stolt-Nielsen Ltd.	139,173
41,198	Team17 Group Plc(a)	440,948
116,147	Telit Communications Plc(a)	324,820
1,614,994	Trainline Plc(a)(c)	10,206,253
168,026	Travis Perkins Plc(a)	3,566,646

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
7,422	Treatt Plc	$115,827
189,227	Tyman Plc	1,104,127
45,570	Ultra Electronics Holdings Plc	1,272,535
1,275,084	Vectura Group Plc(a)	1,982,835
60,862	Vertu Motors Plc(a)	38,160
185,045	Victrex Plc	6,000,464
394	Vitec Group Plc (The)	7,645
147,054	Volex Plc	691,518
83,706	Volution Group Plc	481,483
131,078	Watkin Jones Plc	429,030
188,275	Wickes Group Plc(a)	649,913
65,133	Wincanton Plc	391,291
451,657	YouGov Plc	6,611,866
		618,362,283
UNITED STATES — 45.1%
580,755	A.O. Smith Corp.	39,346,151
39,362	Acceleron Pharma, Inc.(a)	4,919,069
406,607	Advance Auto Parts, Inc.	81,386,457
159,744	AeroVironment, Inc.(a)	17,630,945
162,395	Agilysys, Inc.(a)	8,186,332
60,000	Albany International Corp. - Class A	5,354,400
404,722	Alnylam Pharmaceuticals, Inc.(a)	56,920,102
510,000	Altra Industrial Motion Corp.	30,095,100
87,999	Ambarella, Inc.(a)	8,579,023
158,142	ANSYS, Inc.(a)	57,826,204
306,699	Appian Corp.(a)	37,165,785
252,207	AptarGroup, Inc.	38,035,338
372,050	Aspen Technology, Inc.(a)	48,679,022
325,000	AtriCure, Inc.(a)	25,047,750
577,690	Avanos Medical, Inc.(a)	24,961,985
254,575	Axogen, Inc.(a)	4,765,644
145,712	Axon Enterprise, Inc.(a)	22,091,396
255,000	B&G Foods, Inc.	7,440,900
560,000	Barnes Group, Inc.	27,955,200
207,681	Benefitfocus, Inc.(a)	2,807,847
617,070	BioCryst Pharmaceuticals, Inc.(a)	7,179,609
335,000	Blackbaud, Inc.(a)	23,825,200
397,574	Blackline, Inc.(a)	46,142,438
200,000	BRP Group, Inc. - Class A(a)	5,804,000
200,000	Bryn Mawr Bank Corp.	9,192,000
189,669	Burlington Stores, Inc.(a)	61,894,685
400,000	Cantel Medical Corp.(a)	35,164,000
685,000	Cardiovascular Systems, Inc.(a)	27,619,200
83,300	Cardlytics, Inc.(a)	11,456,249
466,440	CDW Corp.	83,180,245
90,040	Central Garden & Pet Co. - Class A(a)	4,436,271
105,521	CEVA, Inc.(a)	5,850,084
65,000	Chase Corp.	7,698,600
522,676	Chegg, Inc.(a)	47,213,323
146,063	Chinook Therapeutics, Inc.(a)	2,621,831
1,061,321	Cloudera, Inc.(a)	13,468,164
397,770	CMC Materials, Inc.	72,962,951
Shares		Value
UNITED STATES (continued)
1,241,194	Codexis, Inc.(a)	$28,770,877
210,000	Community Bank System, Inc.	16,302,300
295,000	CONMED Corp.	41,580,250
223,149	Cooper Cos, Inc. (The)	91,689,693
187,894	Cree, Inc.(a)	18,680,421
75,000	CSW Industrials, Inc.	10,155,750
525,000	CVB Financial Corp.	11,135,250
194,873	Digimarc Corp.(a)	6,573,066
81,998	Domino’s Pizza, Inc.	34,631,035
474,410	Dover Corp.	70,777,228
750,000	elf Beauty, Inc.(a)	22,687,500
175,000	Envestnet, Inc.(a)	12,920,250
159,750	Envista Holdings Corp.(a)	6,913,980
424,638	Equifax, Inc.	97,339,769
57,370	ESCO Technologies, Inc.	6,239,561
140,876	Everbridge, Inc.(a)	18,695,654
185,122	EverQuote, Inc. - Class A(a)	6,270,082
1,175,000	Evoqua Water Technologies Corp.(a)	33,581,500
240,582	Exact Sciences Corp.(a)	31,713,519
116,500	First Solar, Inc.(a)	8,915,745
501,994	Flexion Therapeutics, Inc.(a)	3,895,473
75,000	Generac Holdings, Inc.(a)	24,296,250
250,000	German American Bancorp, Inc.	10,832,500
88,270	Gibraltar Industries, Inc.(a)	8,108,482
151,733	Glaukos Corp.(a)	14,287,179
186,419	Global Blood Therapeutics, Inc.(a)	7,602,167
300,000	Globus Medical, Inc. - Class A(a)	21,531,000
235,445	HEICO Corp.	33,150,656
2,165,000	Hostess Brands, Inc.(a)	33,102,850
870,080	IAA, Inc.(a)	54,649,725
294,655	Independent Bank Corp.	24,132,245
286,655	Ingersoll Rand, Inc.(a)	14,163,624
160,000	Innospec, Inc.	15,585,600
109,798	Insmed, Inc.(a)	3,703,487
146,527	Inspire Medical Systems, Inc.(a)	34,700,524
582,050	Integra LifeScience Holdings Corp.(a)	43,118,264
628,383	Intersect ENT, Inc.(a)	13,705,033
76,268	IPG Photonics Corp.(a)	16,558,545
141,141	iRobot Corp.(a)	15,356,141
120,000	J&J Snack Foods Corp.	19,753,200
345,000	John Bean Technologies Corp.	50,156,100
475,000	John Wiley & Sons, Inc. - Class A	27,046,500
167,140	Jones Lang LaSalle, Inc.(a)	31,407,277
192,846	Laboratory Corp. of America Holdings(a)	51,271,966
200,000	Lancaster Colony Corp.	36,942,000
327,543	Lantheus Holdings, Inc.(a)	7,762,769
136,146	Legend Biotech Corp. - ADR(a)	4,097,995
134,240	LendingTree, Inc.(a)	27,719,218
252,660	LivePerson, Inc.(a)	13,807,869
217,246	LiveRamp Holdings, Inc.(a)	10,640,709
33,980	Madrigal Pharmaceuticals, Inc.(a)	4,624,678
113,141	MarketAxess Holdings, Inc.	55,264,853

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
UNITED STATES (continued)
35,000	Masimo Corp.(a)	$8,143,450
480,546	Match Group, Inc.(a)	74,787,374
665,633	MaxCyte, Inc.(a)	8,346,994
1,030,000	Medallia, Inc.(a)	30,374,700
290,000	MGP Ingredients, Inc.	17,429,000
443,592	Model N, Inc.(a)	17,646,090
225,000	MSA Safety, Inc.	36,171,000
398,865	Nasdaq, Inc.	64,432,652
350,000	National Vision Holdings, Inc.(a)	17,643,500
570,000	New Relic, Inc.(a)	36,651,000
120,000	Omnicell, Inc.(a)	17,402,400
175,000	Outset Medical, Inc.(a)	10,486,000
285,647	Pacira BioSciences, Inc.(a)	18,047,177
165,000	Palomar Holdings, Inc.(a)	11,609,400
127,873	Paycom Software, Inc.(a)	49,155,660
85,000	Penumbra, Inc.(a)	26,009,150
415,000	Prestige Consumer Healthcare, Inc.(a)	18,077,400
225,000	Prosperity Bancshares, Inc.	16,506,000
25,975	Protara Therapeutics, Inc.(a)	290,660
175,000	Pulmonx Corp.(a)	8,226,750
1,455,765	Pure Storage, Inc. - Class A(a)	29,435,568
3,304,860	PureTech Health Plc(a)	18,941,334
409,737	Q2 Holdings, Inc.(a)	42,620,843
115,000	Qualys, Inc.(a)	11,656,400
24,332	Reata Pharmaceuticals, Inc. - Class A(a)	2,467,265
95,047	Rubius Therapeutics, Inc.(a)	2,378,076
450,000	SailPoint Technologies Holding, Inc.(a)	21,973,500
885,000	Sally Beauty Holdings, Inc.(a)	17,761,950
300,000	Selective Insurance Group, Inc.	22,842,000
365,000	Sensient Technologies Corp.	30,017,600
83,304	Shockwave Medical, Inc.(a)	13,616,872
1,200,000	Simply Good Foods Co. (The)(a)	41,460,000
94,163	Splunk, Inc.(a)	11,904,086
122,128	Sprout Social, Inc. - Class A(a)	8,095,865
733,245	SS&C Technologies Holdings, Inc.	54,421,444
425,598	STAAR Surgical Co.(a)	58,311,182
130,000	Standex International Corp.	12,326,600
316,275	STERIS Plc	66,740,351
179,785	Stock Yards Bancorp, Inc.	9,197,801
247,050	Stratasys Ltd.(a)	5,536,391
225,000	Sumo Logic, Inc.(a)	4,385,250
248,467	Synopsys, Inc.(a)	61,386,257
119,491	Tabula Rasa HealthCare, Inc.(a)	5,682,992
345,000	Tactile Systems Technology, Inc.(a)	19,768,500
230,584	Teladoc Health, Inc.(a)	39,741,152
170,413	Teleflex, Inc.	71,996,084
625,000	Tenable Holdings, Inc.(a)	23,434,375
98,380	Tesla, Inc.(a)	69,794,707
45,000	Transcat, Inc.(a)	2,250,000
450,000	TreeHouse Foods, Inc.(a)	21,420,000
665,770	TriMas Corp.(a)	21,198,117
Shares		Value
UNITED STATES (continued)
234,121	Trupanion, Inc.(a)	$18,987,213
297,100	UMB Financial Corp.	28,827,613
707,039	Upwork, Inc.(a)	32,566,216
1,800,630	US Foods Holding Corp.(a)	74,654,120
345,000	Utz Brands, Inc.	10,108,500
246,615	Vapotherm, Inc.(a)	5,425,530
23,296	Varex Imaging Corp.(a)	553,047
345,580	Veeco Instruments, Inc.(a)	7,951,796
175,000	Veracyte, Inc.(a)	8,706,250
2,325,391	ViewRay, Inc.(a)	11,185,131
150,000	Washington Trust Bancorp, Inc.	7,657,500
88,181	Wayfair, Inc. - Class A(a)	26,063,658
335,475	WEX, Inc.(a)	68,842,825
140,000	Wingstop, Inc.	22,177,400
775,000	Wolverine World Wide, Inc.	32,333,000
190,000	Workiva, Inc.(a)	17,860,000
670,780	Wyndham Hotels & Resorts, Inc.	49,040,726
2,499,956	Yext, Inc.(a)	34,874,386
111,597	Zillow Group, Inc. - Class A(a)	14,881,460
444,250	Zillow Group, Inc. - Class C(a)	57,805,810
207,076	Zogenix, Inc.(a)	3,911,666
649,312	Zuora, Inc. - Class A(a)	10,518,854
		4,178,583,429
VIETNAM — 0.0%
794,673	PetroVietnam Drilling & Well Services JSC(a)	660,073
563,790	Vietnam National Petroleum Group	1,230,043
		1,890,116
Total Common Stocks (Cost $5,576,326,831)		8,046,694,992

RIGHTS/WARRANTS — 0.0%
UNITED STATES — 0.0%
146,063	Aduro Biotech CVR Rights, Expire 12/31/21(a)(b)	0

Total Rights/Warrants (Cost $0)		0

EXCHANGE-TRADED FUNDS — 9.7%
1,872,255	Energy Select Sector SPDR Fund	92,470,674
560,000	Invesco KBW Bank ETF	36,758,400
456,925	iShares Core S&P Small-Cap ETF	50,508,490
747,000	iShares MSCI Emerging Markets ETF	40,323,060
260,285	iShares MSCI Japan ETF	17,548,415
521,435	iShares MSCI South Korea ETF	47,221,154
49,805	iShares Russell 2000 ETF	11,200,646
213,600	iShares Russell Mid-Cap Growth ETF	22,991,904
853,900	SPDR S&P Bank ETF	45,794,657
514,500	SPDR S&P Oil & Gas Exploration & Production ETF	41,262,900

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
665,585	SPDR S&P Regional Banking ETF	$45,519,358
872,000	VanEck Vectors Gold Miners ETF	29,961,920
989,500	VanEck Vectors Junior Gold Miners ETF	46,951,775
640,000	Vanguard Energy ETF	43,705,600
201,830	Vanguard Mid-Cap ETF	46,830,615
974,500	Vanguard Small-Cap Growth ETF	277,391,425

Total Exchange-Traded Funds (Cost $698,164,695)		896,440,993

INVESTMENT COMPANY — 0.1%
11,248,157	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	11,248,157

Total Investment Company (Cost $11,248,157)		11,248,157

CASH SWEEP — 3.7%
346,641,436	Citibank - US Dollars on Deposit in Custody Account, 0.03%(a)(d)	346,641,436

Total Cash Sweep (Cost $346,641,436)		346,641,436

TOTAL INVESTMENTS — 100.4% (Cost $6,632,381,119)		$9,301,025,578

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(40,610,327)
NET ASSETS — 100.0%		$9,260,415,251

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $46,647 which is 0.00% of net assets and the cost is $299,032.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d)	The rate shown represents the current yield as of April 30, 2021.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange -Traded Fund

FOR — Foreign Ownership Restrictions

MSCI — Morgan Stanley Capital International Index

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Argentina	0.4%
Australia	1.7
Austria	0.0	*
Belgium	0.3
Bermuda	0.4
Brazil	0.3
Canada	2.6
China	3.4
Costa Rica	0.0	*
Denmark	1.5
Finland	0.7
France	0.7
Germany	2.0
Greece	0.1
Hong Kong	0.4
Iceland	0.1
India	0.6
Indonesia	0.0	*
Ireland	0.2
Israel	2.0
Italy	0.5
Japan	6.2
Jersey Channel Islands	0.6
Netherlands	1.2
New Zealand	0.5
Norway	0.1
Peru	0.0	*
Poland	0.2
Portugal	0.0	*
Russia	0.6
Singapore	0.1
South Africa	0.1
South Korea	1.2
Spain	0.3
Sweden	1.5
Switzerland	2.2
Taiwan	1.5
Thailand	0.4
Turkey	0.5
United Kingdom	6.7
United States	45.1
Vietnam	0.0	*
Other**	13.1
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

22

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 90.5%
ARGENTINA — 0.8%
118,398	MercadoLibre, Inc.(a)	$186,000,890

AUSTRALIA — 0.4%
370,953	Atlassian Corp. Plc - Class A(a)	88,123,595
18,681	Australia & New Zealand Banking Group Ltd.	413,595
21,623	BHP Group Ltd.	794,552
29,775	BlueScope Steel Ltd.	495,902
1,594	Cochlear Ltd.	273,216
10,205	Commonwealth Bank of Australia	699,981
26,739	Computershare Ltd.	290,849
3,024	CSL Ltd.	631,677
3,081	Macquarie Group Ltd.	380,915
112,907	Oil Search Ltd.	330,516
72,114	Santos Ltd.	387,760
14,676	Woodside Petroleum Ltd.	258,447
8,272	Woolworths Group Ltd.	250,433
		93,331,438
BELGIUM — 0.0%
3,319	Etablissements Franz Colruyt NV	196,840
8,528	Proximus SADP	181,782
2,123	UCB S.A.	196,686
		575,308
BRAZIL — 0.7%
88,713	Ambev S.A.	244,644
3,539,859	Ambev SA - ADR	9,840,808
863,804	B3 SA - Brasil Bolsa Balcao	8,197,475
2,875,913	Banco Bradesco SA - ADR	12,510,222
211,251	Cia Brasileira de Distribuicao - ADR	1,567,483
2,120,854	Itau Unibanco Holding SA - ADR	10,604,270
2,257,435	Localiza Rent a Car SA	26,567,837
614,800	Lojas Renner SA	4,539,654
537,647	Pagseguro Digital Ltd. - Class A(a)	24,591,974
62,266	Petroleo Brasileiro S.A.	265,247
2,488,285	Raia Drogasil S.A.	12,084,012
30,503	Sendas Distribuidora SA - ADR	449,309
1,076,507	Ultrapar Participacoes SA	4,159,734
1,102,142	WEG S.A.	7,046,583
740,961	XP, Inc. - Class A(a)	29,342,056
		152,011,308
CANADA — 0.6%
9,017	Alimentation Couche-Tard, Inc. - Class B	305,543
5,119	Bank of Nova Scotia (The)	325,969
9,386	Barrick Gold Corp.	199,991
2,498	Canadian National Railway Co.	268,934
15,195	Canadian Natural Resources Ltd.	461,234
1,651	Canadian Pacific Railway Ltd.	616,141
204	Constellation Software, Inc.	299,395
6,378	Dollarama, Inc.	297,223
Shares		Value
CANADA (continued)
8,180	Enbridge, Inc.	$315,514
6,821	Metro, Inc.	312,540
4,648	Rogers Communications, Inc. - Class B	228,931
5,472	Royal Bank of Canada	522,247
102,680	Shopify, Inc. - Class A(a)	121,420,127
4,392	TC Energy Corp.	217,286
4,920	Toronto-Dominion Bank (The)	338,234
5,724	Wheaton Precious Metals Corp.	237,454
		126,366,763
CHILE — 0.0%
20,132	Antofagasta Plc	518,671
133,555	Banco Santander Chile - ADR	2,970,263
		3,488,934
CHINA — 5.6%
97,384	51job, Inc. - ADR(a)	5,993,985
569,664	Agricultural Bank of China Ltd. - H Shares	221,478
410,000	Airtac International Group	17,320,016
1,143,616	Alibaba Group Holding Ltd.(a)	33,125,886
1,360,628	Alibaba Group Holding Ltd. - ADR(a)	314,237,037
8,518,940	ANTA Sports Products Ltd.	152,990,522
41,100	Autohome, Inc. - ADR	3,811,203
48,961	Baidu, Inc. - ADR(a)	10,297,967
509,380	Bank of China Ltd. - H Shares	202,631
444,858	China Construction Bank Corp. - H Shares	352,210
128,202	China International Capital Corp. Ltd. - H Shares(a)(b)	322,166
96,910	China Life Insurance Co. Ltd. - H Shares	197,369
55,693	China Merchants Bank Co. Ltd. - H Shares	449,186
391,636	China Petroleum & Chemical Corp. - H Shares	195,119
106,258	China Shenhua Energy Co Ltd. - H Shares	221,606
241,900	China Tourism Group Duty Free Corp. Ltd. - Class A	11,658,178
101,676	CITIC Securities Co. Ltd. - H Shares	245,297
584,000	Country Garden Services Holdings Co. Ltd.	6,127,386
11,310,697	CSPC Pharmaceutical Group Ltd.	14,007,776
985,058	ENN Energy Holdings Ltd.	16,790,149
815,645	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	21,356,251
158,013	Fosun International Ltd.	227,426
1,886,000	Fuyao Glass Industry Group Co. Ltd. - H Shares(b)	10,962,364
1,573,000	Haidilao International Holding Ltd.(b)	10,196,074
211,357	Haitong Securities Co. Ltd. - H Shares	189,106

23

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
CHINA (continued)
981,786	Hangzhou Tigermed Consulting Co. Ltd. - H Shares(a)(b)	$19,287,508
370,245	Industrial & Commercial Bank of China Ltd. - H Shares	241,182
605,858	JD Health International, Inc.(a)(b)	9,437,587
337,378	Jiangsu Hengrui Medicine Co. Ltd. - A Shares	4,382,954
1,537,329	Midea Group Co., Ltd. - A Shares	19,038,505
59,716	New China Life Insurance Co. Ltd. - H Shares	230,246
2,808,740	New Oriental Education & Technology Group, Inc. - ADR(a)	42,861,372
204,755	PICC Property & Casualty Co Ltd. - H Shares	201,124
1,621,500	Ping An Insurance Group Co. of China Ltd.	17,733,118
20,119	Poly Property Services Co. Ltd. - H Shares	147,245
504,289	S.f. Holding Co., Ltd. - A Shares	5,012,821
140,754	Sangfor Technologies, Inc. - A Shares	5,946,430
629,458	Shenzhou International Group Holdings Ltd.	13,840,742
72,000	Silergy Corp.	7,539,469
546,043	Sunny Optical Technology Group Co. Ltd.	13,314,093
4,610,219	Tencent Holdings Ltd. - H Shares	369,755,262
953,364	Tencent Music Entertainment Group - ADR(a)	16,607,601
601,821	Trip.com Group Ltd. - ADR(a)	23,519,165
6,856,000	Wuxi Biologics Cayman, Inc.(a)(b)	96,647,292
4,376	Yum China Holdings, Inc.	275,338
68,802	ZTO Express Cayman, Inc. - ADR	2,212,672
		1,299,930,114
COLUMBIA — 0.0%
208,043	Bancolombia SA - ADR	6,226,727

CZECH REPUBLIC — 0.0%
209,673	Komercni Banka AS(a)	6,360,092

DENMARK — 0.0%
1,614	Carlsberg A/S - Class B	283,247
2,280	Chr Hansen Holding A/S(a)	209,592
1,477	Coloplast A/S - Class B	244,400
2,740	DSV PANALPINA A/S	611,089
4,463	GN Store Nord A/S	402,907
9,396	Novo Nordisk A/S - B Shares	688,210
4,131	Novozymes A/S - B Shares	294,060
		2,733,505
EGYPT — 0.0%
1,494,527	Commercial International Bank Egypt SAE - GDR	5,462,496
Shares		Value
FINLAND — 0.0%
3,334	Elisa Oyj	$189,152
12,920	Kesko Oyj - B Shares	393,608
3,427	Kone Oyj - Class B	269,208
7,350	UPM-Kymmene Oyj	287,629
		1,139,597
FRANCE — 1.1%
2,343	Air Liquide S.A.	394,700
1,285,980	Airbus SE(a)	154,514,181
2,873	Atos SE(a)	195,569
8,552	BNP Paribas S.A.(a)	548,937
2,625	Capgemini SE	480,960
4,916	Edenred	278,669
312	Hermes International	391,606
1,323	L’Oreal S.A.	543,421
1,702	LVMH Moet Hennessy Louis Vuitton SE	1,281,349
4,226	Sanofi	443,393
945	Sartorius Stedim Biotech	434,000
622,037	Schneider Electric SE	99,478,207
916	Teleperformance	353,615
11,914	TOTAL SE	527,467
		259,866,074
GEORGIA — 0.0%
115,923	Bank of Georgia Group Plc(a)	1,636,176

GERMANY — 1.5%
5,078	BASF SE	409,525
1,360	Bechtle AG	276,897
1,295	Deutsche Boerse AG	223,106
6,906	Deutsche Post AG	406,461
14,459	Deutsche Telekom AG	278,133
8,271	Evonik Industries AG	289,564
2,789	Fresenius Medical Care AG & Co KGaA	221,839
6,593	Fresenius SE & Co KGaA	324,033
7,175	RWE AG	272,069
1,306,478	Siemens AG	218,046,403
4,982	Vonovia SE	327,272
1,277,494	Zalando SE(a)(b)	132,913,944
		353,989,246
HONG KONG — 1.1%
15,232,288	AIA Group Ltd.	193,939,466
528,209	ASM Pacific Technology Ltd.	8,010,430
62,999	BOC Hong Kong Holdings Ltd.	222,223
52,978	China Mengniu Dairy Co. Ltd.	283,722
58,030	China Overseas Land & Investment Ltd.	146,873
41,259	China Resources Beer Holdings Co. Ltd.	333,301
46,999	China Resources Land Ltd.	220,542
90,353	CLP Holdings Ltd.	891,578

24

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
HONG KONG (continued)
30,759	Galaxy Entertainment Group Ltd.(a)	$270,853
103,763	Guangdong Investment Ltd.	159,764
91,684	Hang Lung Properties Ltd.	250,227
11,051	Hang Seng Bank Ltd.	216,958
14,887	Hong Kong Exchanges & Clearing Ltd.	900,761
357,577	Hutchison China MediTech Ltd. - ADR(a)	10,115,853
3,924,924	Sino Biopharmaceutical Ltd.	4,229,232
32,706	Sun Hung Kai Properties Ltd.	493,890
1,341,257	Techtronic Industries Co. Ltd.	24,450,065
		245,135,738
INDIA — 3.3%
1,128,399	Apollo Hospitals Enterprise Ltd.	48,709,788
1,794,607	Asian Paints Ltd.	61,451,162
590,712	Bajaj Finance Ltd.	43,477,711
3,084,267	Bandhan Bank Ltd.(a)(b)	13,730,292
622,973	Britannia Industries Ltd.	29,007,174
8,665,956	HDFC Bank Ltd.(a)	165,229,061
169,723	HDFC Bank Ltd. - ADR(a)	11,928,132
2,729,598	Housing Development Finance Corp. Ltd.	89,181,547
3,761,045	ICICI Prudential Life Insurance Co. Ltd.(a)(b)	26,502,109
831,171	Jubilant Foodworks Ltd.	32,447,901
591,309	Kotak Mahindra Bank Ltd.(a)	13,960,393
106,121	Maruti Suzuki India Ltd.	9,248,777
4,445,765	Reliance Industries Ltd.	119,708,101
580,875	Tata Consultancy Services Ltd.	23,805,504
3,771,160	Titan Co. Ltd.	75,942,500
		764,330,152
INDONESIA — 0.2%
13,231,049	Astra International Tbk PT	5,037,782
13,297,684	Bank Central Asia Tbk PT	29,481,366
43,600,930	Bank Rakyat Indonesia Persero Tbk PT	12,224,560
		46,743,708
IRELAND — 1.3%
2,667	Accenture Plc - Class A	773,350
1,404,184	Aptiv Plc(a)	202,048,036
6,625	Experian Plc	255,453
1,753	Jazz Pharmaceuticals Plc(a)	288,193
780,729	Medtronic Plc	102,213,040
		305,578,072
ISLE OF MAN — 0.6%
5,340,902	Entain Plc(a)	124,765,931

ISRAEL — 0.0%
1,842	Check Point Software Technologies Ltd.(a)	215,164
Shares		Value
ISRAEL (continued)
1,395	Nice Ltd.(a)	$337,031
		552,195
ITALY — 0.0%
1,251	DiaSorin SpA	212,442
20,791	FinecoBank Banca Fineco SpA(a)	357,943
11,746	Prysmian SpA	367,868
		938,253
JAPAN — 1.9%
9,594	Aeon Co. Ltd.	261,818
5,876	Asahi Group Holdings Ltd.	245,438
11,847	Astellas Pharma, Inc.	177,830
3,761	Bandai Namco Holdings, Inc.	276,199
7,180	Chugai Pharmaceutical Co Ltd.	269,422
14,094	Chugoku Electric Power Co. Inc. (The)	157,331
1,559	Daikin Industries Ltd.	312,827
7,875	Daiwa House Industry Co. Ltd.	233,101
120	Daiwa House REIT Investment Corp. REIT	321,823
800	Disco Corp.	259,127
2,628	East Japan Railway Co.	179,841
8,449	Fuji Electric Co. Ltd.	384,608
1,940	Fujitsu Ltd.	308,955
4,576	Hamamatsu Photonics KK	265,457
6,693	Hitachi Ltd.	329,536
2,714	Hoya Corp.	308,798
9,886	ITOCHU Corp.	308,276
70	Japan Real Estate Investment Corp. REIT	434,257
10,695	Japan Tobacco, Inc.	200,024
3,698	Kao Corp.	237,093
8,141	KDDI Corp.	246,264
215,999	Keyence Corp.	103,799,684
8,646	Kyowa Kirin Co. Ltd.	262,647
3,562	Lawson, Inc.	159,702
5,248	M3, Inc.	363,840
9,769	Mitsubishi Corp.	269,946
16,140	Mitsubishi Electric Corp.	248,399
12,213	Mitsubishi Estate Co. Ltd.	200,645
14,123	Mitsui & Co. Ltd.	297,670
11,528	Mitsui Fudosan Co. Ltd.	249,990
4,303	Murata Manufacturing Co Ltd.	342,657
7,341	Nabtesco Corp.	330,140
7,527	Nichirei Corp.	190,224
5,487	Nihon Kohden Corp.	165,930
2,396,800	Nihon M&A Center, Inc.	62,809,362
57	Nippon Building Fund, Inc. REIT	374,472
144	Nippon Prologis, Inc. REIT	462,476
9,341	Nippon Telegraph & Telephone Corp.	235,469
50,717	Nomura Holdings, Inc.	272,356
8,212	Nomura Research Institute Ltd.	252,845
1,250	Obic Co Ltd.	241,674
12,097	Olympus Corp.	248,769

25

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
JAPAN (continued)
3,562	Omron Corp.	$270,189
11,664	Osaka Gas Co. Ltd.	224,977
4,966	Otsuka Holdings Co. Ltd.	190,888
26,607	Panasonic Corp.	313,811
13,090	Recruit Holdings Co. Ltd.	591,559
5,679	Seven & i Holdings Co. Ltd.	244,173
7,402	Shimadzu Corp.	259,060
1,743	Shin-Etsu Chemical Co Ltd.	294,248
543	SMC Corp.	315,247
14,944	SoftBank Corp.	192,731
1,157,398	Sony Group Corp.	115,432,685
7,785	Sumitomo Mitsui Financial Group, Inc.	270,826
7,675	Sumitomo Realty & Development Co. Ltd.	255,552
5,361	Suntory Beverage & Food Ltd.	181,005
6,620	Terumo Corp.	250,287
5,858	Tobu Railway Co. Ltd.	150,617
3,775	Toho Gas Co. Ltd.	209,665
4,237	Tokio Marine Holdings, Inc.	202,759
304,854	Tokyo Electron Ltd.	134,784,018
10,446	Tokyo Gas Co. Ltd.	211,520
4,747	Toyo Suisan Kaisha Ltd.	193,502
8,505	Toyota Motor Corp.	632,447
5,136	Unicharm Corp.	199,444
4,756	Yamaha Corp.	258,928
		433,627,060
KAZAKHSTAN — 0.1%
257,893	Kaspi.KZ JSC - GDR	21,920,905

KENYA — 0.1%
1,013,379	East African Breweries Ltd.(a)	1,595,003
32,047,920	Safaricom Plc	11,990,112
		13,585,115
LUXEMBOURG — 0.1%
388,541	Tenaris SA - ADR	8,307,007

MACAU — 0.1%
3,448,200	Sands China Ltd.(a)	16,380,365

MALAYSIA — 0.0%
339,535	Public Bank Berhad	343,978
67,333	Tenaga Nasional Bhd	163,713
		507,691
MEXICO — 0.3%
350,579	America Movil SAB de CV- Series L	245,580
167,344	Fomento Economico Mexicano SAB de CV - ADR	12,969,160
56,040	Grupo Aeroportuario del Sureste SAB de CV - ADR(a)	9,532,404
2,839,193	Grupo Financiero Banorte SAB de CV-Series O	16,121,044
Shares		Value
MEXICO (continued)
105,603	Grupo Mexico SAB de CV- Series B	$478,985
5,021,023	Wal-Mart de Mexico SAB de CV	16,465,743
		55,812,916
NETHERLANDS — 2.3%
57,359	Adyen NV(a)(b)	140,781,550
293,875	ASML Holding NV	191,212,032
272,521	ASML Holding NV	176,620,860
2,469	IMCD NV	359,023
71,333	ING Groep NV	911,630
9,088	Koninklijke Ahold Delhaize NV	244,634
2,354	NXP Semiconductors NV	453,168
249,779	Prosus NV	27,095,780
16,984	Royal Dutch Shell Plc - A Shares	320,171
17,758	Royal Dutch Shell Plc - B Shares	318,576
379	Topicus.com, Inc.(a)	28,368
2,704	Wolters Kluwer NV	244,661
		538,590,453
NORWAY — 0.0%
14,286	Aker BP ASA	409,839
12,713	Telenor ASA	226,723
		636,562
PANAMA — 0.0%
60,550	Copa Holdings SA - Class A(a)	5,237,575

PERU — 0.0%
23,965	Credicorp. Ltd.	2,861,421

POLAND — 0.1%
548,675	Allegro.eu SA(a)(b)	8,411,994
205,939	CD Projekt SA(a)	9,455,751
37,406	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	347,901
26,616	Powszechny Zaklad Ubezpieczen S.A.(a)	229,298
		18,444,944
PORTUGAL — 0.0%
11,394	Jeronimo Martins SGPS S.A.	208,079

QATAR — 0.0%
52,333	Qatar National Bank QPSC	257,281

RUSSIA — 0.6%
267,110	LUKOIL PJSC - ADR	20,631,576
120,246	Novatek PJSC - GDR	21,650,292
1,526,462	Sberbank of Russia PJSC - ADR	24,026,512
1,055,859	Yandex NV - Class A(a)	69,211,558
		135,519,938
SINGAPORE — 1.4%
93,557	CapitaLand Ltd.	261,531
1,312,098	Sea Ltd. - ADR(a)	331,357,229
		331,618,760

26

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
SOUTH AFRICA — 0.1%
44,287	Absa Group Ltd.(a)	$373,932
1,015,789	Discovery Ltd.	9,245,589
915,206	Standard Bank Group Ltd.	7,447,230
30,577	Vodacom Group Ltd.	265,088
		17,331,839
SOUTH KOREA — 1.7%
45,231	Amorepacific Corp.	10,999,223
111,135	Coway Co. Ltd.	6,683,986
1,594	Hyundai Mobis Co. Ltd.	386,910
8,849	KB Financial Group, Inc.	435,151
9,574	Kia Corp.	662,739
708	Korea Zinc Co. Ltd.	283,875
19,197	LG Household & Health Care Ltd.	26,560,150
436,074	NAVER Corp.	140,934,601
1,607	NCSoft Corp.	1,199,092
2,271	POSCO	743,151
1,984,075	Samsung Electronics Co Ltd.	145,369,814
28,704	Samsung Electronics Co. Ltd. - GDR	52,577,335
		386,836,027
SPAIN — 0.0%
4,545	Amadeus IT Group S.A.(a)	309,822
41,183	Iberdrola S.A.	556,270
7,079	Industria de Diseno Textil S.A.	252,088
13,808	Red Electrica Corp. S.A.	253,575
		1,371,755
SWEDEN — 0.0%
8,626	Atlas Copco AB - A Shares	522,723
6,444	Essity AB - Class B	210,320
8,303	Hexagon AB - B Shares	791,897
16,148	Sandvik AB	399,239
3,262	Swedish Match AB	267,571
14,554	Tele2 AB - B Shares	187,995
		2,379,745
SWITZERLAND — 0.7%
627,621	Coca-Cola HBC AG - CDI	21,686,735
23,999	Credit Suisse Group AG	250,856
281	Georg Fischer AG	393,846
59	Givaudan S.A.	247,047
5,685	Logitech International S.A.	637,442
719	Lonza Group AG	457,263
12,001	Nestle S.A.	1,430,790
8,854	Novartis AG	755,826
2,588	Roche Holding AG	843,349
1,442	Sika AG	430,113
1,092	Sonova Holding AG(a)	322,967
8,464	STMicroelectronics NV	317,079
629	Swisscom AG	341,137
1,041,267	TE Connectivity Ltd.	140,019,174
20,519	UBS Group AG	312,869
Shares		Value
SWITZERLAND (continued)
665	Zurich Insurance Group AG	$272,845
		168,719,338
TAIWAN — 1.5%
386,090	Chunghwa Telecom Co. Ltd.	1,575,708
43,974	Delta Electronics, Inc.	476,216
804,541	Eclat Textile Co. Ltd.	15,438,155
81,821	Formosa Chemicals & Fibre Corp.	266,263
4,475,484	Hon Hai Precision Industry Co. Ltd.	18,585,764
90,000	Largan Precision Co. Ltd.	10,020,406
15,925	MediaTek, Inc.	675,585
202,432	Mega Financial Holding Co. Ltd.	236,616
90,343	Pegatron Corp.	238,042
25,338	Realtek Semiconductor Corp.	482,577
146,921	Taiwan Cement Corp.	274,034
10,433,491	Taiwan Semiconductor Manufacturing Co. Ltd.	224,111,073
693,862	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	81,001,450
87,130	Uni-President Enterprises Corp.	234,256
		353,616,145
THAILAND — 0.4%
14,146,600	Airports of Thailand Public Co. Ltd. - FOR	28,168,260
28,689,500	CP ALL Public Co. Ltd. - FOR(a)	57,586,311
3,060,200	Siam Commercial Bank Public Co. Ltd. (The) - FOR	10,319,422
		96,073,993
TURKEY — 0.0%
13,489	BIM Birlesik Magazalar AS	105,908
91,377	Eregli Demir ve Celik Fabrikalari TAS	210,155
		316,063
UNITED ARAB EMIRATES — 0.0%
1,097,449	Network International Holdings Plc(a)(b)	6,364,138

UNITED KINGDOM — 1.2%
12,864	Anglo American Plc	545,411
8,916	Ashtead Group Plc	572,698
5,890	AstraZeneca Plc	627,568
32,438	Barratt Developments Plc	345,844
104,826	BP Plc	438,653
10,897	British American Tobacco Plc	403,622
4,689	Coca-Cola European Partners Plc	266,429
3,410	Croda International Plc	318,543
9,830	Diageo Plc	441,347
19,022	GlaxoSmithKline Plc	351,917
10,281	Hargreaves Lansdown Plc	244,145
221,217	ITV Plc(a)	369,669
31,248	JD Sports Fashion Plc(a)	396,336
76,705	Legal & General Group Plc	288,563
517,365	Linde Plc	147,883,612

27

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,214,815	London Stock Exchange Group Plc	$124,151,299
120,728	M&G Plc	362,307
11,744	Mondi Plc	318,704
3,553	Next Plc(a)	382,834
14,782	RELX Plc	383,694
8,050	Rio Tinto Plc	675,496
2,201	Spirax-Sarco Engineering Plc	359,140
115,549	Taylor Wimpey Plc	286,604
13,255	Unilever Plc	774,162
		281,188,597
UNITED STATES — 60.6%
2,435	3M Co.	480,036
5,845	A.O. Smith Corp.	395,999
432,315	Abbott Laboratories	51,912,385
1,512,100	AbbVie, Inc.	168,599,150
7,605	ACI Worldwide, Inc.(a)	287,317
495,491	Activision Blizzard, Inc.	45,183,824
2,476	Adobe, Inc.(a)	1,258,650
793,109	Agilent Technologies, Inc.	105,991,087
3,185	Agree Realty Corp. REIT	224,097
468,966	Air Products & Chemicals, Inc.	135,287,312
3,194	Albemarle Corp.	537,135
1,907	Alexion Pharmaceuticals, Inc.(a)	321,673
178,888	Align Technology, Inc.(a)	106,533,171
5,259	Alliance Data Systems Corp.	619,773
12,924	Ally Financial, Inc.	664,940
33,274	Alphabet, Inc. - Class A(a)	78,310,359
264,743	Alphabet, Inc. - Class C(a)	638,062,399
206,025	Amazon.com, Inc.(a)	714,375,206
4,507	American Express Co.	691,148
386,851	American Tower Corp. REIT	98,558,029
1,782	Ameriprise Financial, Inc.	460,469
2,182	AmerisourceBergen Corp.	263,586
1,643,642	AMETEK, Inc.	221,776,615
366,683	Amgen, Inc.	87,871,914
1,910	Analog Devices, Inc.	292,536
994	ANSYS, Inc.(a)	363,466
325,289	Anthem, Inc.	123,411,394
1,037	Aon Plc - Class A	260,743
6,456,612	Apple, Inc.	848,786,214
6,034	Applied Materials, Inc.	800,772
5,065	ASGN, Inc.(a)	532,737
2,880	Aspen Technology, Inc.(a)	376,819
31,103	AT&T, Inc.	976,945
395,817	Autodesk, Inc.(a)	115,542,940
398,977	Automatic Data Processing, Inc.	74,604,709
199	AutoZone, Inc.(a)	291,360
2,773,775	Avantor, Inc.(a)	88,871,751
1,793	Avery Dennison Corp.	384,007
12,169,643	Bank of America Corp.	493,235,631
10,722	Bank OZK	439,495
4,029	Baxter International, Inc.	345,245
Shares		Value
UNITED STATES (continued)
5,320	Berkshire Hathaway, Inc. - Class B(a)	$1,462,734
903	Biogen, Inc.(a)	241,399
458	Bio-Rad Laboratories, Inc. - Class A(a)	288,600
1,008	Bio-Techne Corp.	430,910
3,816	Blackbaud, Inc.(a)	271,394
3,662,435	Blackstone Group, Inc. (The)	324,088,873
268	Booking Holdings, Inc.(a)	660,909
7,312	BorgWarner, Inc.	355,217
12,950	Boyd Gaming Corp.(a)	856,642
2,268,717	Bristol-Myers Squibb Co.	141,613,315
180,598	Broadcom, Inc.	82,388,808
1,882	Broadridge Financial Solutions, Inc.	298,542
3,101	Brown-Forman Corp. - Class B	236,544
115	Cable One, Inc.	205,850
9,440	Cabot Oil & Gas Corp.	157,365
748,824	Cadence Design Systems, Inc.(a)	98,672,538
3,702	California Water Service Group	217,492
3,853	Cardinal Health, Inc.	232,490
2,777	Caterpillar, Inc.	633,461
5,536	CDK Global, Inc.	296,674
4,157	Cerner Corp.	311,983
7,509	Charles Schwab Corp. (The)	528,634
728	Charter Communications, Inc. - Class A(a)	490,272
439	Chemed Corp.	209,232
3,442,160	Chevron Corp.	354,783,431
2,691	Church & Dwight Co., Inc.	230,726
2,003	Cigna Corp.	498,767
14,768	Cinemark Holdings, Inc.	313,082
22,407	Cisco Systems, Inc.	1,140,740
15,029	Citigroup, Inc.	1,070,666
14,433	Citizens Financial Group, Inc.	667,959
2,166	Citrix Systems, Inc.	268,259
1,390	Clorox Co. (The)	253,675
2,165,135	Coca-Cola Co. (The)	116,873,987
4,924	Cognizant Technology Solutions Corp. - Class A	395,890
8,519	Colfax Corp.(a)	384,974
4,577	Colgate-Palmolive Co.	369,364
3,358,747	Comcast Corp. - Class A	188,593,644
7,959	Comerica, Inc.	598,198
4,877	CommVault Systems, Inc.(a)	339,000
5,627	ConocoPhillips	287,765
5,372	CoreLogic, Inc.	428,148
3,213,900	Corteva, Inc.	156,709,764
374,227	Costco Wholesale Corp.	139,246,124
1,952	Crown Castle International Corp. REIT	369,045
6,238	CSX Corp.	628,479
1,315	Cummins, Inc.	331,433
5,855	CVS Health Corp.	447,322
547,073	Danaher Corp.	138,923,718
272,435	Deere & Co.	101,032,520

28

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
UNITED STATES (continued)
232,272	DexCom, Inc.(a)	$89,680,219
2,483	Digital Realty Trust, Inc. REIT	383,152
1,086	Dollar General Corp.	233,219
759,565	Dollar Tree, Inc.(a)	87,274,019
545	Domino’s Pizza, Inc.	230,175
8,903	Domtar Corp.	350,956
238,195	DoorDash, Inc. - Class A(a)	34,102,378
12,132	East West Bancorp, Inc.	923,852
589,502	Eaton Corp. Plc	84,257,521
9,060	eBay, Inc.	505,457
1,416	Ecolab, Inc.	317,354
1,055,617	Edwards Lifesciences Corp.(a)	100,832,536
2,237	Electronic Arts, Inc.	317,833
4,019	Eli Lilly & Co.	734,553
2,733	Encompass Health Corp.	231,922
3,727	Entegris, Inc.	419,586
3,426	Envestnet, Inc.(a)	252,942
4,777	EOG Resources, Inc.	351,778
93,544	EPAM Systems, Inc.(a)	42,819,766
9,188	Equity Commonwealth REIT	264,614
3,112	Equity LifeStyle Properties, Inc. REIT	215,973
2,247	Euronet Worldwide, Inc.(a)	322,287
2,110	Extra Space Storage, Inc. REIT	313,736
12,212	Exxon Mobil Corp.	699,015
1,228,198	Facebook, Inc. - Class A(a)	399,262,606
1,228	Fair Isaac Corp.(a)	640,291
5,484	Fastenal Co.	286,704
12,011	Fifth Third Bancorp	486,926
1,165,985	Fiserv, Inc.(a)	140,058,118
1,556	FleetCor Technologies, Inc.(a)	447,692
24,444	Flex Ltd.(a)	425,326
5,736	FLIR Systems, Inc.	343,988
369,508	Fortinet, Inc.(a)	75,464,619
2,404	General Dynamics Corp.	457,313
16,612,820	General Electric Co.	217,960,198
5,006	General Mills, Inc.	304,665
728,116	Genuine Parts Co.	90,992,657
5,894	Gilead Sciences, Inc.	374,092
2,408	Goldman Sachs Group, Inc. (The)	839,068
4,192	Graco, Inc.	321,946
2,225	Guidewire Software, Inc.(a)	234,760
26,953	Halliburton Co.	527,201
1,709	HCA Healthcare, Inc.	343,612
11,317	Helmerich & Payne, Inc.	290,055
293,997	Hershey Co. (The)	48,303,707
332,307	Home Depot, Inc. (The)	107,557,807
679,728	Honeywell International, Inc.	151,606,533
4,290	Hormel Foods Corp.	198,198
16,850	HP, Inc.	574,753
728	Humana, Inc.	324,135
741	IDEXX Laboratories, Inc.(a)	406,802
570,650	Illinois Tool Works, Inc.	131,511,999
185,888	Illumina, Inc.(a)	73,024,242
Shares		Value
UNITED STATES (continued)
4,022	Integra LifeScience Holdings Corp.(a)	$297,950
20,276	Intel Corp.	1,166,478
2,185	Intercontinental Exchange, Inc.	257,196
4,213	InterDigital, Inc.	292,466
6,390	International Business Machines Corp.	906,613
2,250	Intuit, Inc.	927,360
93,793	Intuitive Surgical, Inc.(a)	81,130,945
386,934	iRhythm Technologies, Inc.(a)	30,126,681
1,156	Jack Henry & Associates, Inc.	188,231
10,750	Johnson & Johnson	1,749,348
6,678	Johnson Controls International plc	416,307
1,828	Jones Lang LaSalle, Inc.(a)	343,499
3,483,640	JPMorgan Chase & Co.	535,818,668
1,408	Kansas City Southern	411,432
8,899	Kennametal, Inc.	357,384
847,110	Keysight Technologies, Inc.(a)	122,280,328
2,295	Kimberly-Clark Corp.	305,969
13,196	Kinder Morgan, Inc.	224,992
564,956	KLA Corp.	178,158,875
6,188	Kroger Co. (The)	226,110
1,566	L3Harris Technologies, Inc.	327,654
170,279	Lam Research Corp.	105,649,606
1,375	Lancaster Colony Corp.	253,976
2,035	Leidos Holdings, Inc.	206,105
4,605	Lennar Corp. - Class A	477,078
1,490	LHC Group, Inc.(a)	310,322
7,843	Liberty Media Corp-Liberty Formula One - Class C(a)	368,150
6,662	Lincoln National Corp.	427,234
265,318	Lockheed Martin Corp.	100,969,418
730,437	Lowe’s Cos, Inc.	143,348,261
3,615	LPL Financial Holdings, Inc.	566,471
3,371	Manhattan Associates, Inc.(a)	462,636
854,160	Marriott International, Inc. - Class A(a)	126,859,843
2,492	Marriott Vacations Worldwide Corp. (a)	442,654
7,546	Marvell Technology, Inc.	341,155
4,908	Masco Corp.	313,523
977	Masimo Corp.(a)	227,319
449,549	Mastercard, Inc. - Class A	171,754,691
3,931	Maxim Integrated Products, Inc.	369,514
292,714	McDonald’s Corp.	69,103,921
1,393	McKesson Corp.	261,271
1,351,310	Merck & Co., Inc.	100,672,595
336	Mettler-Toledo International, Inc.(a)	441,276
2,699	Microchip Technology, Inc.	405,633
5,097	Micron Technology, Inc.(a)	438,699
2,963,397	Microsoft Corp.	747,309,455
2,427	Mohawk Industries, Inc.(a)	498,748
1,157	Molina Healthcare, Inc.(a)	295,151
8,907	Mondelez International, Inc. - Class A	541,635
1,056	Monolithic Power Systems, Inc.	381,617

29

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
UNITED STATES (continued)
3,536	Monster Beverage Corp.(a)	$343,169
2,765	Moody’s Corp.	903,353
12,167	Morgan Stanley	1,004,386
518,145	Motorola Solutions, Inc.	97,566,703
903	MSCI, Inc.	438,650
26,425	Navient Corp.	444,733
10,245	NCR Corp.(a)	468,709
4,662	NetApp, Inc.	348,205
207,117	Netflix, Inc.(a)	106,348,366
6,826	Newmont Corp.	426,011
4,359	NextEra Energy Partners LP	324,963
2,928,525	NextEra Energy, Inc.	226,989,973
861,091	NIKE, Inc. - Class B	114,197,888
2,618	Norfolk Southern Corp.	731,050
161,887	Northrop Grumman Corp.	57,379,228
9,728	NortonLifeLock, Inc.	210,222
2,448	Novanta Inc.(a)	322,426
118,533	NVIDIA Corp.	71,164,843
228,458	Okta, Inc.(a)	61,615,123
14,221	ON Semiconductor Corp.(a)	554,619
12,332	Oracle Corp.	934,642
533	O’Reilly Automotive, Inc.(a)	294,685
2,908	PACCAR, Inc.	261,371
2,956	Paychex, Inc.	288,180
481,824	PayPal Holdings, Inc.(a)	126,377,617
14,088	Penn National Gaming, Inc.(a)	1,255,523
611,722	PepsiCo, Inc.	88,185,844
21,837	Pfizer, Inc.	844,000
7,218	Philip Morris International, Inc.	685,710
3,340	Phillips 66	270,239
784,080	Pinnacle West Capital Corp.	66,372,372
2,563	Pioneer Natural Resources Co.	394,266
2,196	PRA Health Sciences, Inc.(a)	366,490
5,957	Premier, Inc. - Class A	210,580
848,303	Procter & Gamble Co. (The)	113,180,586
5,189	Progress Software Corp.	226,552
2,945	Prologis, Inc. REIT	343,181
1,098,290	Prudential Financial, Inc.	110,224,384
3,344	PTC, Inc.(a)	437,863
1,530	Public Storage REIT	430,175
4,357	PVH Corp.	493,125
4,953	QUALCOMM, Inc.	687,476
579,534	Quest Diagnostics, Inc.	76,428,944
4,975	Raytheon Technologies Corp.	414,119
491	Regeneron Pharmaceuticals, Inc.(a)	236,318
1,271	ResMed, Inc.	238,910
7,546	Rollins, Inc.	281,315
898	Roper Technologies, Inc.	400,903
773,675	Ross Stores, Inc.	101,305,005
2,480	Saia, Inc.(a)	581,560
631	SBA Communications Corp. REIT	189,123
12,848	Schlumberger NV	347,538
Shares		Value
UNITED STATES (continued)
2,430	Science Applications International Corp.	$217,291
3,815	Seagate Technology Plc	354,185
1,158	Sherwin-Williams Co. (The)	317,141
745,325	Simon Property Group, Inc. REIT	90,735,866
12,535	Six Flags Entertainment Corp.	588,894
2,059	Skyworks Solutions, Inc.	373,358
123,053	Snowflake, Inc. - Class A(a)	28,497,844
5,135	Spectrum Brands Holdings, Inc.	452,599
5,205	SS&C Technologies Holdings, Inc.	386,315
572,543	Starbucks Corp.	65,550,448
6,127	State Street Corp.	514,362
4,010	Stericycle, Inc.(a)	305,883
1,131	SVB Financial Group(a)	646,740
12,665	Synchrony Financial	553,967
1,870	Synopsys, Inc.(a)	462,002
1,579	Take-Two Interactive Software, Inc.(a)	276,925
2,559	Target Corp.	530,378
3,032	Teradyne, Inc.	379,243
850,632	Texas Instruments, Inc.	153,547,582
7,207	Textron, Inc.	462,978
222,975	Thermo Fisher Scientific, Inc.	104,849,534
5,512	Timken Co. (The)	462,291
2,127	Tractor Supply Co.	401,152
7,551	Trimble, Inc.(a)	619,182
4,231	TriNet Group, Inc.(a)	333,022
2,581,998	Truist Financial Corp.	153,138,301
149,590	Twilio, Inc. - Class A(a)	55,019,202
653	Tyler Technologies, Inc.(a)	277,434
3,165	Tyson Foods, Inc. - Class A	245,129
1,423,931	Uber Technologies, Inc.(a)	77,988,701
5,131	UFP Industries, Inc.	431,209
923	Ulta Beauty, Inc.(a)	303,990
716,027	Union Pacific Corp.	159,022,436
411,485	United Rentals, Inc.(a)	131,654,626
1,900	United Therapeutics Corp.(a)	382,964
666,920	UnitedHealth Group, Inc.	265,967,696
1,206	Vail Resorts, Inc.	392,143
3,890	Valero Energy Corp.	287,704
945	VeriSign, Inc.(a)	206,738
1,289	Verisk Analytics, Inc.	242,590
2,279,604	Verizon Communications, Inc.	131,738,315
15,073	Viatris, Inc.(a)	200,471
1,454,810	Visa, Inc. - A Shares	339,785,424
11,252	Vistra Corp.	189,821
1,448	VMware, Inc. - Class A(a)	232,882
4,419	Walgreens Boots Alliance, Inc.	234,649
860,013	Walmart, Inc.	120,324,419
576,827	Waste Management, Inc.	79,584,821
982	Waters Corp.(a)	294,472
1,150	WD-40 Co.	286,051
18,018	Wells Fargo & Co.	811,711
8,163	WESCO International, Inc.(a)	748,710

30

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,156	West Pharmaceutical Services, Inc.	$379,769
6,401	Westrock Co.	356,856
3,744	WEX, Inc.(a)	768,306
9,863	Weyerhaeuser Co. REIT	382,389
380,014	Workday, Inc. - Class A(a)	93,863,458
4,976	WR Grace & Co.	342,000
701	WW Grainger, Inc.	303,912
2,374	Yum! Brands, Inc.	283,740
956	Zebra Technologies Corp.(a)	466,279
125,813	Zoom Video Communications, Inc. - Class A(a)	40,206,060
		14,031,872,671
URUGUAY — 0.1%
104,705	Globant SA(a)	23,996,292

VIETNAM — 0.0%
5,598,800	Vincom Retail JSC(a)	7,771,052
Total Common Stocks (Cost $13,848,948,064)		20,948,516,444

PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0.0%
7,697	Samsung Electronics Co Ltd. - Preference Shares	507,205
2,403	Samsung Electronics Co. Ltd. - GDR	3,958,734

Total Preferred Stocks (Cost $1,439,041)		4,465,939

RIGHTS/WARRANTS — 0.0%
SWITZERLAND — 0.0%
23,999	Credit Suisse Group AG Rights, Expire 05/12/21(a)(c)	0
Total Rights/Warrants (Cost $0)		0

EXCHANGE-TRADED FUNDS — 7.0%
2,444,400	Energy Select Sector SPDR Fund	120,728,916
3,737,000	Financial Select Sector SPDR Fund	135,503,620
739,190	Health Care Select Sector SPDR Fund	89,685,923
1,385,700	iShares China Large-Cap ETF	64,130,196
192,000	iShares Core S&P 500 ETF	80,424,960
659,429	iShares MSCI ACWI ETF	65,408,763
1,140,895	iShares MSCI China ETF	93,530,572
1,983,469	iShares MSCI Emerging Markets ETF	107,067,657
5,500,652	iShares MSCI Europe Financials ETF	110,288,073
1,514,000	iShares MSCI Japan ETF	102,073,880
561,800	iShares MSCI South Korea ETF	50,876,608
1,372,885	Materials Select Sector SPDR Fund	114,004,370
1,350,000	SPDR S&P Metals & Mining ETF	54,621,000
Shares		Value
1,477,755	SPDR S&P Oil & Gas Exploration & Production ETF	$118,515,951
2,793,250	VanEck Vectors Gold Miners ETF	95,976,070
1,025,640	VanEck Vectors Junior Gold Miners ETF	48,666,618
294,500	Vanguard S&P 500 ETF	112,961,365
1,204,020	Xtrackers Harvest CSI 300 China A-Shares ETF	47,643,071

Total Exchange-Traded Funds (Cost $1,350,280,877)		1,612,107,613

INVESTMENT COMPANY — 2.5%
583,092,593	Federated Government Obligations Fund, 0.02%(d)	583,092,593
Total Investment Company (Cost $583,092,593)		583,092,593
TOTAL INVESTMENTS — 100.0% (Cost $15,783,760,575)		$23,148,182,589
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(3,279,355)
NET ASSETS — 100.0%		$23,144,903,234

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(d)	The rate shown represents the current yield as of April 30, 2021.

The following abbreviations are used in the report:

ACWI — All Country World Index

ADR — American Depositary Receipt

CDI — Chess Depositary Interests

ETF — Exchange -Traded Fund

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International Index

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Argentina	0.8%
Australia	0.4

31

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Country:	Percentage of Net Assets
Belgium	0.0	%*
Brazil	0.7
Canada	0.6
Chile	0.0	*
China	5.6
Columbia	0.0	*
Czech Republic	0.0	*
Denmark	0.0	*
Egypt	0.0	*
Finland	0.0	*
France	1.1
Georgia	0.0	*
Germany	1.5
Hong Kong	1.1
India	3.3
Indonesia	0.2
Ireland	1.3
Isle of Man	0.6
Israel	0.0	*
Italy	0.0	*
Japan	1.9
Kazakhstan	0.1
Kenya	0.1
Luxembourg	0.1
Macau	0.1
Malaysia	0.0	*
Mexico	0.3
Netherlands	2.3
Norway	0.0	*
Panama	0.0	*
Peru	0.0	*
Poland	0.1
Portugal	0.0	*
Qatar	0.0	*
Russia	0.6
Singapore	1.4
South Africa	0.1
South Korea	1.7
Spain	0.0	*
Sweden	0.0	*
Switzerland	0.7
Taiwan	1.5
Thailand	0.4
Turkey	0.0	*
United Arab Emirates	0.0	*
United Kingdom	1.2
United States	60.6
Uruguay	0.1
Vietnam	0.0	*
Other**	9.5
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

32

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Shares		Value
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
14,000	MetLife, Inc., Series F	$368,760
19,700	Morgan Stanley, Series K(a)	563,420
15,700	Public Storage REIT	409,770
14,300	US Bancorp, Series L	345,774
61,800	Wells Fargo & Co., Series Z	1,590,114

Total Preferred Stocks (Cost $3,272,201)		3,277,838

EXCHANGE-TRADED FUNDS — 17.8%
UNITED STATES — 17.8%
8,149,423	Invesco Preferred ETF	122,811,805
1,044,560	iShares JP Morgan USD Emerging Markets Bond ETF	116,092,398
2,749,013	iShares Preferred & Income Securities ETF	106,386,803
1,462,278	SPDR Bloomberg Barclays Convertible Securities ETF	124,776,182

Total Exchange-Traded Funds (Cost $447,703,196)		470,067,188

Principal Amount
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$2,509,091	Caliber Home Loans, Inc., (LIBOR + 3.250%), 3.15%, 07/24/24(b)	2,502,818

Total Bank Loans (Cost $2,509,091)		2,502,818

CORPORATE BONDS — 9.8%
CANADA — 0.5%
925,000	Bombardier, Inc., 6.00%, 10/15/22(c)	925,231
500,000	Bombardier, Inc., 7.50%, 12/01/24(c)	507,500
1,250,000	Brookfield Residential Properties Inc/ Brookfield Residential US Corp., 6.25%, 09/15/27(c)	1,325,000
275,000	Empire Communities Corp., 7.00%, 12/15/25(c)	294,250
175,000	Fairstone Financial, Inc., 7.88%, 07/15/24(c)	183,312
1,125,000	First Quantum Minerals Ltd., 6.50%, 03/01/24(c)	1,153,125
Principal Amount		Value
CANADA (continued)
$1,000,000	First Quantum Minerals Ltd., 6.88%, 03/01/26(c)	$1,050,000
250,000	Garda World Security Corp., 4.63%, 02/15/27(c)	250,000
1,050,000	Garda World Security Corp., 9.50%, 11/01/27(c)	1,157,625
1,325,000	GFL Environmental, Inc., 3.75%, 08/01/25(c)	1,348,188
1,100,000	goeasy Ltd., 5.38%, 12/01/24(c)	1,139,875
600,000	Kronos Acquisition Holdings, Inc./Kik Custom Products, Inc., 7.00%, 12/31/27(c)	581,928
500,000	MEG Energy Corp., 7.13%, 02/01/27(c)	533,890
350,000	MEG Energy Corp., 5.88%, 02/01/29(c)	358,750
200,000	Mercer International, Inc., 5.13%, 02/01/29(c)	206,750
500,000	NOVA Chemicals Corp., 4.88%, 06/01/24(c)	527,130
500,000	NOVA Chemicals Corp., 5.25%, 06/01/27(c)	533,750
500,000	Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)	488,750
		12,565,054
CAYMAN ISLANDS — 0.2%
4,403,616	Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 6.00%, 02/12/23(c)(d)	4,409,121
1,275,000	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)	1,435,765
		5,844,886
FRANCE — 0.1%
1,400,000	Constellium SE, 5.75%, 05/15/24(c)	1,408,694
GERMANY — 0.0%
500,000	Deutsche Bank AG, (5 yr. Swap Semi 30/360 US + 2.248%), 4.30%, 05/24/28(a)	518,935
IRELAND — 0.1%
1,250,000	Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc., 5.25%, 08/15/27(c)	1,277,608

33

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
IRELAND (continued)
$600,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/28(c)	$456,000
250,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(c)	268,750
		2,002,358
ITALY — 0.1%
1,500,000	Intesa Sanpaolo SpA, 5.71%, 01/15/26(c)	1,681,528
1,525,000	UniCredit SpA, (US Treasury Bond 5/15/27 2.375% + 3.65%), 5.86%, 06/19/32(a)(c)	1,690,554
		3,372,082
LUXEMBOURG — 0.3%
1,650,000	Altice Financing SA, 5.00%, 01/15/28(c)	1,627,313
1,000,000	Altice France Holding SA, 6.00%, 02/15/28(c)	993,244
500,000	ARD Finance SA , PIK, 6.50%, 06/30/27(c)	523,125
400,000	Consolidated Energy Finance SA, 6.88%, 06/15/25(c)	401,500
500,000	Consolidated Energy Finance SA, 6.50%, 05/15/26(c)	496,250
750,000	Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(c)	773,437
500,000	Dana Financing Luxembourg Sarl, 6.50%, 06/01/26(c)	518,125
525,000	Endo Luxembourg Finance Co. I Sarl/ Endo US, Inc., 6.13%, 04/01/29(c)	519,750
600,000	Telecom Italia Capital SA, 6.38%, 11/15/33	704,988
500,000	Telecom Italia Capital SA, 7.20%, 07/18/36	621,500
500,000	Venator Finance Sarl/Venator Materials LLC, 9.50%, 07/01/25(c)	561,250
		7,740,482
NETHERLANDS — 0.1%
1,000,000	Alcoa Nederland Holding BV, 5.50%, 12/15/27(c)	1,082,500
1,075,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,010,500
Principal Amount		Value
NETHERLANDS (continued)
$1,000,000	UPC Holding BV, 5.50%, 01/15/28(c)	$1,038,750
		3,131,750
UNITED KINGDOM — 0.1%
200,000	INEOS Quattro Finance 2 Plc, 3.38%, 01/15/26(c)	199,524
1,400,000	Jaguar Land Rover Automotive Plc, 7.75%, 10/15/25(c)	1,518,230
		1,717,754
UNITED STATES — 8.3%
1,000,000	Abercrombie & Fitch Management Co., 8.75%, 07/15/25(c)	1,108,750
1,000,000	Adient Global Holdings Ltd., 4.88%, 08/15/26(c)	1,026,250
375,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(c)	396,563
500,000	Albertsons Cos Inc/Safeway Inc/New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(c)	532,500
500,000	Allegheny Technologies, Inc., 7.88%, 08/15/23	544,375
750,000	Alliance Data Systems Corp., 4.75%, 12/15/24(c)	769,913
1,850,000	Alliance Data Systems Corp., 7.00%, 01/15/26(c)	1,988,750
250,000	Alta Equipment Group, Inc., 5.63%, 04/15/26(c)	253,830
381,965	Ambac Assurance Corp., 5.10%, 06/07/69(c)	518,517
500,000	American Airlines, Inc., 11.75%, 07/15/25(c)	626,250
250,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(c)	262,500
1,350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	1,446,525
1,000,000	American Axle & Manufacturing, Inc., 6.25%, 04/01/25	1,036,250
525,000	American Axle & Manufacturing, Inc., 6.25%, 03/15/26	539,109
550,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24	558,937
550,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(c)	556,187

34

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$500,000	Antero Resources Corp., 5.63%, 06/01/23	$501,875
800,000	Antero Resources Corp., 8.38%, 07/15/26(c)	898,304
325,000	Antero Resources Corp., 7.63%, 02/01/29(c)	352,446
625,000	Apache Corp., 4.25%, 01/15/30	623,438
500,000	Apache Corp., 4.75%, 04/15/43	496,500
1,175,000	Aramark Services, Inc., 6.38%, 05/01/25(c)	1,249,906
975,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(c)	1,019,271
1,075,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., 8.25%, 12/31/28(c)	1,154,029
1,960,000	Bank of America Corp., Series FF, (3 mo. LIBOR US + 2.931%), 5.88%, 09/15/69(a)	2,210,292
320,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. LIBOR US + 3.131%), 4.63%, 03/20/70(a)	340,160
1,625,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(c)	1,661,563
600,000	Bausch Health Cos, Inc., 7.00%, 01/15/28(c)	653,250
500,000	Bausch Health Cos, Inc., 5.00%, 01/30/28(c)	507,455
275,000	Bausch Health Cos, Inc., 6.25%, 02/15/29(c)	290,812
1,300,000	Beacon Roofing Supply, Inc., 4.88%, 11/01/25(c)	1,333,540
1,000,000	Berry Global, Inc., 5.63%, 07/15/27(c)	1,065,000
750,000	Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)	810,000
475,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(c)	484,049
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(c)	270,250
550,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(c)	567,875
Principal Amount		Value
UNITED STATES (continued)
$1,000,000	Boeing Co. (The), 5.04%, 05/01/27	$1,147,994
1,000,000	Boyd Gaming Corp., 8.63%, 06/01/25(c)	1,107,200
1,100,000	Boyd Gaming Corp., 6.38%, 04/01/26	1,135,750
1,050,000	Brink’s Co. (The), 5.50%, 07/15/25(c)	1,107,750
700,000	Buckeye Partners LP, 3.95%, 12/01/26	700,000
300,000	Burford Capital Global Finance LLC, 6.25%, 04/15/28(c)	311,400
750,000	Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25(c)	796,875
600,000	C&S Group Enterprises LLC, 5.00%, 12/15/28(c)	596,220
325,000	Cablevision Lightpath LLC, 3.88%, 09/15/27(c)	320,531
700,000	Cablevision Lightpath LLC, 5.63%, 09/15/28(c)	717,500
826,000	Caesars Entertainment, Inc., 8.13%, 07/01/27(c)	917,835
500,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)	526,385
1,250,000	Calpine Corp., 5.00%, 02/01/31(c)	1,231,250
1,350,000	Carnival Corp., 10.50%, 02/01/26(c)	1,591,177
1,100,000	Carnival Corp., 5.75%, 03/01/27(c)	1,159,818
524,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/26(c)	542,340
1,175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(c)	1,173,531
625,000	CEC Entertainment LLC, 6.75%, 05/01/26(c)	620,500
1,725,000	Centene Corp., 3.00%, 10/15/30	1,711,407
250,000	Century Communities, Inc., 6.75%, 06/01/27	269,006
1,000,000	CenturyLink, Inc., 5.63%, 04/01/25	1,078,750
1,000,000	CenturyLink, Inc., 5.13%, 12/15/26(c)	1,048,750
35

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$820,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%, 03/01/70(a)	$830,619
250,000	Chemours Co. (The), 7.00%, 05/15/25	257,187
875,000	CHS/Community Health Systems, Inc., 6.00%, 01/15/29(c)	921,082
500,000	CITGO Petroleum Corp., 7.00%, 06/15/25(c)	515,625
350,000	Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27(c)	378,000
254,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24	265,113
1,500,000	Cleveland-Cliffs, Inc., 6.75%, 03/15/26(c)	1,627,500
500,000	Cleveland-Cliffs, Inc., 5.88%, 06/01/27	525,625
1,500,000	Colt Merger Sub, Inc., 6.25%, 07/01/25(c)	1,594,800
234,000	CommScope Technologies LLC, 6.00%, 06/15/25(c)	238,095
500,000	CommScope, Inc., 6.00%, 03/01/26(c)	526,875
250,000	Consolidated Communications, Inc., 6.50%, 10/01/28(c)	268,800
1,225,000	Continental Resources, Inc., 4.90%, 06/01/44	1,275,495
500,000	Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)	534,375
358,000	Covanta Holding Corp., 5.88%, 07/01/25	373,304
700,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)	724,500
1,250,000	CSC Holdings LLC, 7.50%, 04/01/28(c)	1,376,563
975,000	CSC Holdings LLC, 5.75%, 01/15/30(c)	1,036,547
1,050,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(c)	1,057,875
800,000	Dana, Inc., 5.50%, 12/15/24	816,320
Principal Amount		Value
UNITED STATES (continued)
$750,000	DCP Midstream Operating LP, 5.13%, 05/15/29	$800,625
750,000	DCP Midstream Operating LP, 6.45%, 11/03/36(c)	846,015
1,000,000	Delta Air Lines Inc/SkyMiles IP Ltd., 4.75%, 10/20/28(c)	1,097,708
1,600,000	Delta Air Lines, Inc., 7.38%, 01/15/26	1,878,667
1,600,000	Deutsche Bank AG, (US Treasury Bond 11/15/27 2.25% + 2.55%), 4.88%, 12/01/32(a)	1,729,280
1,250,000	Diamond Sports Group LLC/ Diamond Sports Finance Co., 5.38%, 08/15/26(c)	912,500
1,000,000	DISH DBS Corp., 5.00%, 03/15/23	1,046,622
1,575,000	DISH DBS Corp., 7.38%, 07/01/28	1,696,960
575,000	Dycom Industries, Inc., 4.50%, 04/15/29(c)	583,625
550,000	Embarq Corp., 8.00%, 06/01/36	640,415
250,000	Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(c)	262,187
525,000	EPR Properties REIT, 5.25%, 07/15/23	547,361
1,050,000	EQM Midstream Partners LP, 6.50%, 07/01/27(c)	1,159,446
475,000	EQM Midstream Partners LP, 4.75%, 01/15/31(c)	470,198
425,000	EQM Midstream Partners LP, 6.50%, 07/15/48	431,226
375,000	EQT Corp., 5.00%, 01/15/29	409,583
1,510,000	EW Scripps Co. (The), 5.13%, 05/15/25(c)	1,549,698
500,000	Ford Motor Co., 8.50%, 04/21/23	560,000
1,000,000	Ford Motor Co., 9.00%, 04/22/25	1,221,410
425,000	Ford Motor Co., 6.63%, 10/01/28	498,950
1,100,000	Ford Motor Co., 4.75%, 01/15/43	1,111,330
575,000	Ford Motor Co., 5.29%, 12/08/46	605,417

36

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$2,100,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	$2,211,006
1,000,000	Ford Motor Credit Co. LLC, 4.27%, 01/09/27	1,050,110
500,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	510,625
250,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(c)	270,000
1,000,000	FXI Holdings, Inc., 7.88%, 11/01/24(c)	1,032,500
400,000	Gap, Inc. (The), 8.63%, 05/15/25(c)	442,680
400,000	Gap, Inc. (The), 8.88%, 05/15/27(c)	467,000
500,000	GCI LLC, 4.75%, 10/15/28(c)	515,000
350,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27	360,577
925,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	934,250
750,000	Gray Television, Inc., 7.00%, 05/15/27(c)	818,438
975,000	Gray Television, Inc., 4.75%, 10/15/30(c)	975,000
500,000	Greif, Inc., 6.50%, 03/01/27(c)	528,717
250,000	Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	257,500
750,000	Griffon Corp., 5.75%, 03/01/28	800,625
500,000	Hanesbrands, Inc., 5.38%, 05/15/25(c)	526,250
925,000	Harvest Midstream I LP, 7.50%, 09/01/28(c)	996,687
250,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 6.00%, 04/15/25(c)	264,687
525,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)	554,531
1,400,000	Herbalife Nutrition Ltd/HLF Financing, Inc., 7.88%, 09/01/25(c)	1,522,500
1,000,000	Herc Holdings, Inc., 5.50%, 07/15/27(c)	1,057,500
Principal Amount		Value
UNITED STATES (continued)
$500,000	Home Point Capital, Inc., 5.00%, 02/01/26(c)	$492,350
1,200,000	Hughes Satellite Systems Corp., 6.63%, 08/01/26	1,326,000
1,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	1,032,235
350,000	iHeartCommunications, Inc., 8.38%, 05/01/27	375,550
1,000,000	International Game Technology Plc, 6.50%, 02/15/25(c)	1,107,500
975,000	IRB Holding Corp., 7.00%, 06/15/25(c)	1,049,344
500,000	IRB Holding Corp., 6.75%, 02/15/26(c)	518,000
2,400,000	JPMorgan Chase & Co., Series HH, (SOFR RATE + 3.125%), 4.60%, 08/01/69(a)	2,475,000
300,000	Koppers, Inc., 6.00%, 02/15/25(c)	308,250
1,750,000	Kraft Heinz Foods Co., 3.75%, 04/01/30	1,871,606
1,125,000	Kraft Heinz Foods Co., 4.38%, 06/01/46	1,199,753
175,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25(c)	177,625
1,000,000	L Brands, Inc., 6.63%, 10/01/30(c)	1,152,460
750,000	L Brands, Inc., 6.75%, 07/01/36	903,232
250,000	Legacy LifePoint Health LLC, 6.75%, 04/15/25(c)	265,625
250,000	Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)	250,000
550,000	Live Nation Entertainment, Inc., 4.88%, 11/01/24(c)	560,312
600,000	Live Nation Entertainment, Inc., 5.63%, 03/15/26(c)	624,000
1,000,000	Logan Merger Sub, Inc., 5.50%, 09/01/27(c)	1,042,260
450,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(c)	470,250
450,000	Macy’s Retail Holdings LLC, 2.88%, 02/15/23	450,612
1,000,000	Macy’s, Inc., 8.38%, 06/15/25(c)	1,103,230

37

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$550,000	Magic Mergeco, Inc., 5.25%, 05/01/28(c)	$556,875
525,000	Magic Mergeco, Inc., 7.88%, 05/01/29(c)	539,495
550,000	Manitowoc Co., Inc. (The), 9.00%, 04/01/26(c)	595,375
750,000	Matador Resources Co., 5.88%, 09/15/26	748,125
1,100,000	Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)	1,104,125
600,000	Meritor, Inc., 6.25%, 06/01/25(c)	641,919
500,000	Midcap Financial Issuer Trust, 6.50%, 05/01/28(c)	518,105
750,000	Midcontinent Communications/ Midcontinent Finance Corp., 5.38%, 08/15/27(c)	783,300
2,000,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)	2,190,600
975,000	MPH Acquisition Holdings LLC, 5.75%, 11/01/28(c)	960,375
825,000	Murphy Oil Corp., 6.38%, 07/15/28	837,375
450,000	Murphy Oil Corp., 6.38%, 12/01/42	421,875
1,650,000	Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/28(c)	1,666,500
1,000,000	Navient Corp., 6.50%, 06/15/22	1,047,500
1,075,000	Navient Corp., 5.50%, 01/25/23	1,124,719
975,000	Neon Holdings, Inc., 10.13%, 04/01/26(c)	1,061,531
500,000	Netflix, Inc., 5.38%, 11/15/29(c)	593,750
1,000,000	Netflix, Inc., 4.88%, 06/15/30(c)	1,160,000
1,000,000	Newell Brands, Inc., 4.70%, 04/01/26	1,111,300
725,000	Nexstar Broadcasting, Inc., 5.63%, 07/15/27(c)	765,781
550,000	Nexstar Broadcasting, Inc., 4.75%, 11/01/28(c)	560,313
1,100,000	Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)	1,130,492
Principal Amount		Value
UNITED STATES (continued)
$1,825,000	Novelis Corp., 5.88%, 09/30/26(c)	$1,903,822
1,000,000	Novelis Corp., 4.75%, 01/30/30(c)	1,040,000
150,000	Occidental Petroleum Corp., 2.70%, 02/15/23	150,375
525,000	Occidental Petroleum Corp., 5.88%, 09/01/25	573,562
750,000	Occidental Petroleum Corp., 5.50%, 12/01/25	806,250
1,225,000	Occidental Petroleum Corp., 6.63%, 09/01/30	1,396,500
1,000,000	Occidental Petroleum Corp., 4.30%, 08/15/39	882,220
500,000	Occidental Petroleum Corp., 4.40%, 04/15/46	440,000
500,000	OneMain Finance Corp., 6.13%, 03/15/24	540,000
500,000	Organon Finance 1 LLC, 4.13%, 04/30/28(c)	512,245
425,000	Organon Finance 1 LLC, 5.13%, 04/30/31(c)	440,980
300,000	Ortho-Clinical Diagnostics Inc/Ortho- Clinical Diagnostics SA, 7.38%, 06/01/25(c)	323,250
250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25(c)	265,313
1,000,000	Ovintiv Exploration, Inc., 5.38%, 01/01/26	1,119,928
600,000	Patrick Industries, Inc., 4.75%, 05/01/29(c)	601,680
300,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)	303,750
500,000	Performance Food Group, Inc., 5.50%, 06/01/24(c)	501,603
525,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(c)	569,205
1,000,000	Post Holdings, Inc., 5.75%, 03/01/27(c)	1,047,500
650,000	PowerTeam Services LLC, 9.03%, 12/04/25(c)	720,687
1,650,000	Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)	1,774,872
975,000	Primo Water Holdings, Inc., 4.38%, 04/30/29(c)	972,865

38

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,150,000	Providence Service Corp. (The), 5.88%, 11/15/25(c)	$1,221,875
250,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(c)	254,375
700,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/28(c)	728,742
500,000	Range Resources Corp., 4.88%, 05/15/25	496,875
475,000	Rayonier AM Products, Inc., 7.63%, 01/15/26(c)	504,687
550,000	Realogy Group LLC/Realogy Co.- Issuer Corp., 5.75%, 01/15/29(c)	570,625
250,000	Rent-A-Center, Inc., 6.38%, 02/15/29(c)	271,120
596,000	Rite Aid Corp., 7.50%, 07/01/25(c)	617,754
675,000	Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)	687,656
1,000,000	Rockies Express Pipeline LLC, 4.80%, 05/15/30(c)	981,250
1,500,000	Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(c)	1,655,940
675,000	Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(c)	707,873
275,000	RP Escrow Issuer LLC, 5.25%, 12/15/25(c)	286,688
975,000	Sabre GLBL, Inc., 7.38%, 09/01/25(c)	1,061,531
500,000	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	483,789
500,000	Scientific Games International, Inc., 5.00%, 10/15/25(c)	516,250
2,350,000	Select Medical Corp., 6.25%, 08/15/26(c)	2,496,875
1,075,000	Service Properties Trust REIT, 4.65%, 03/15/24	1,083,063
1,000,000	Service Properties Trust REIT, 4.35%, 10/01/24	995,000
1,325,000	Service Properties Trust REIT, 5.50%, 12/15/27	1,394,540
400,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(c)	407,000
Principal Amount		Value
UNITED STATES (continued)
$850,000	Sinclair Television Group, Inc., 5.50%, 03/01/30(c)	$844,688
850,000	Southwestern Energy Co., 6.45%, 01/23/25	918,000
500,000	Spectrum Brands, Inc., 5.50%, 07/15/30(c)	539,375
1,300,000	Spirit AeroSystems, Inc., 7.50%, 04/15/25(c)	1,391,000
500,000	Springleaf Finance Corp., 7.13%, 03/15/26	584,375
1,500,000	Sprint Capital Corp., 6.88%, 11/15/28	1,890,041
1,325,000	SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)	1,404,288
400,000	Starwood Property Trust, Inc. REIT, 5.50%, 11/01/23(c)	420,000
500,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(c)	520,760
900,000	Talen Energy Supply LLC, 6.50%, 06/01/25	749,250
500,000	Talen Energy Supply LLC, 6.63%, 01/15/28(c)	502,500
1,525,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25(c)	1,666,063
1,225,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(c)	1,228,062
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	500,350
1,000,000	TEGNA, Inc., 4.63%, 03/15/28	1,021,250
1,500,000	TEGNA, Inc., 5.00%, 09/15/29	1,557,150
225,000	Tenet Healthcare Corp., 4.63%, 07/15/24	228,397
500,000	Tenet Healthcare Corp., 7.50%, 04/01/25(c)	538,750
750,000	Tenet Healthcare Corp., 5.13%, 05/01/25	759,000
500,000	Tenet Healthcare Corp., 6.13%, 10/01/28(c)	527,500
100,000	Tenneco, Inc., 7.88%, 01/15/29(c)	112,595
1,100,000	Tesla, Inc., 5.30%, 08/15/25(c)	1,139,875

39

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$400,000	T-Mobile USA ,Inc., 4.50%, 02/01/26	$410,000
1,000,000	T-Mobile USA, Inc., 3.50%, 04/15/31	1,015,000
300,000	TMS International Corp., 6.25%, 04/15/29(c)	312,000
1,550,000	TransDigm, Inc., 8.00%, 12/15/25(c)	1,683,688
1,075,000	Tronox, Inc., 6.50%, 05/01/25(c)	1,148,229
830,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 4.80%, 03/01/70(a)	878,555
400,000	Turning Point Brands, Inc., 5.63%, 02/15/26(c)	413,000
1,264,378	TVC DSCR_21-1: A, 0.00%, 02/01/51(b)	1,264,378
316,094	TVC DSCR_21-1: CERT, 0.00%, 02/01/51(b)	407,635
1,500,000	Uber Technologies, Inc., 8.00%, 11/01/26(c)	1,622,813
1,000,000	United Airlines Holdings, Inc., 4.25%, 10/01/22	1,019,590
275,000	United Airlines, Inc., 4.38%, 04/15/26(c)	285,373
275,000	United Airlines, Inc., 4.63%, 04/15/29(c)	285,780
750,000	United Natural Foods, Inc., 6.75%, 10/15/28(c)	808,125
1,075,000	United States Steel Corp., 6.88%, 08/15/25	1,097,844
375,000	United States Steel Corp., 6.88%, 03/01/29	391,406
1,500,000	Uniti Group LP/Uniti Fiber Holdings Inc/CSL Capital LLC REIT, 7.88%, 02/15/25(c)	1,616,250
250,000	Uniti Group LP/Uniti Group Finance Inc/CSL Capital LLC REIT, 6.00%, 04/15/23(c)	253,750
550,000	Uniti Group LP/Uniti Group Finance Inc/CSL Capital LLC REIT, 6.50%, 02/15/29(c)	546,719
950,000	US Foods, Inc., 6.25%, 04/15/25(c)	1,009,085
500,000	US Foods, Inc., 4.75%, 02/15/29(c)	504,375
Principal Amount		Value
UNITED STATES (continued)
$925,000	Vector Group Ltd., 5.75%, 02/01/29(c)	$930,938
1,000,000	Veritas US Inc/Veritas Bermuda Ltd., 7.50%, 09/01/25(c)	1,035,000
250,000	Verscend Escrow Corp., 9.75%, 08/15/26(c)	266,252
500,000	Viking Cruises Ltd., 5.88%, 09/15/27(c)	490,000
825,000	VM Consolidated, Inc., 5.50%, 04/15/29(c)	838,068
225,000	WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(c)	233,719
750,000	WESCO Distribution, Inc., 7.25%, 06/15/28(c)	832,500
500,000	Western Midstream Operating LP, 4.65%, 07/01/26	535,312
375,000	Western Midstream Operating LP, 5.50%, 08/15/48	382,500
300,000	Wyndham Destinations, Inc., 4.25%, 03/01/22	304,050
1,000,000	Wyndham Destinations, Inc., 4.63%, 03/01/30(c)	1,040,000
1,075,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(c)	1,147,562
1,250,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25(c)	1,350,000
500,000	Zayo Group Holdings, Inc., 4.00%, 03/01/27(c)	496,500
		218,850,900
Total Corporate Bonds (Cost $252,332,434)		257,152,895

ASSET-BACKED SECURITIES — 21.6%
CANADA — 0.1%
Other Asset-Backed Securities — 0.1%
300,000	Golden Credit Card Trust, Series 2017-4A, Class A, (1 mo. LIBOR US + 0.520%), 0.63%, 07/15/24(c)(d)	301,322
1,000,000	Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/24(c)	1,030,878
		1,332,200

40

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS — 2.4%
Collateralized Loan Obligations — 2.4%
$1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 5.89%, 04/20/31(c)(d)	$954,910
5,000,000	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(c)(e)	27,881
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 5.43%, 04/22/27(c)(d)	1,950,000
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(c)(e)	8,656,930
689,599	BlueMountain CLO Ltd., Series 2015- 2A, Class A1R, (3 mo. LIBOR US + 0.930%), 1.12%, 07/18/27(c)(d)	689,530
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 4.53%, 04/27/27(c)(d)	999,991
626,119	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 8.69%, 07/20/32(c)(d)	572,436
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 0.00%, 04/20/32(c)(e)	11,850,115
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(c)(e)	6,004,180
1,000,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.450%), 1.65%, 05/15/30(c)(d)	998,709
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A2, (3 mo. LIBOR US + 1.750%), 1.91%, 04/15/34(c)(d)	998,780
500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. LIBOR US + 1.400%), 1.59%, 03/20/30(c)(d)	496,209
2,000,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 5.69%, 04/20/26(c)(d)	1,984,107
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, (3 mo. LIBOR US + 1.280%), 1.46%, 07/25/29(c)(d)	$2,001,148
1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 5.18%, 01/15/28(c)(d)	1,220,473
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(c)(e)	2,856,722
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(c)(e)	2,750,020
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 8.29%, 04/20/31(c)(d)	6,401,872
1,000,000	Westcott Park CLO Ltd., Series 2016- 1A, Class DR, (3 mo. LIBOR US + 3.250%), 3.44%, 07/20/28(c)(d)	1,000,260
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 6.59%, 10/20/29(c)(d)	4,500,601
4,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(c)(e)	2,122,454
6,375,000	York CLO-5 Ltd., Series 2018-1A, Class SUB, 0.00%, 10/22/31(c)(e)	3,125,935
		62,163,263
UNITED STATES — 19.1%
Other Asset-Backed Securities — 19.1%
4,771,142	510 Loan Acquisition Trust, Series 2020-1, Class A, STEP, 5.11%, 09/25/60(c)	4,835,040
218,484	Aegis Asset Backed Sec Corp. Mort Pass Through Certificates, Series 2003-3, Class M1, (1 mo. LIBOR US + 1.050%), 1.16%, 01/25/34(d)	215,302
137,382	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(b)(c)(e)	107,803

41

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$51,727	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(c)	$28,694
242,147	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(c)	69,682
6,117,914	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(c)(e)	6,112,105
1,820,894	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(b)(c)(e)	1,174,112
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(b)(c)(e)	1,321,819
3,241,659	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(c)(e)	2,804,781
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(b)(c)(e)	1,513,300
3,468,588	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(b)(c)	2,081,153
13,027,007	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(c)(e)	13,181,214
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(b)(c)(e)	1,585,500
5,362,641	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.00%, 06/25/57(b)(c)	5,273,085
13,661,093	Ajax Mortgage Loan Trust, Series 2019-A, Class A, 3.75%, 08/25/57(c)(e)	13,863,009
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class B, 5.25%, 08/25/57(c)(e)	2,260,632
6,120,493	Ajax Mortgage Loan Trust, Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)	5,070,216
7,434,784	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(c)(e)	7,544,023
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(b)(c)(e)	1,585,500
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,363,950	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.00%, 01/25/59(b)(c)	$4,603,878
7,951,166	Ajax Mortgage Loan Trust, Series 2019-E, Class A, STEP, 3.00%, 09/25/59(c)	7,995,529
3,512,199	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 09/25/59(c)	3,113,988
7,772,543	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 0.00%, 09/25/59(c)	5,568,032
13,111,358	Ajax Mortgage Loan Trust, Series 2019-G, Class A, STEP, 3.00%, 09/25/59(c)	13,198,906
2,927,374	Ajax Mortgage Loan Trust, Series 2019-G, Class B, STEP, 4.25%, 09/25/59(c)	2,840,348
7,485,434	Ajax Mortgage Loan Trust, Series 2019-G, Class C, 0.00%, 09/25/59(c)	6,382,787
26,169,717	Ajax Mortgage Loan Trust, Series 2020-A, Class A, STEP, 2.38%, 12/25/59(c)	26,179,973
4,328,402	Ajax Mortgage Loan Trust, Series 2020-A, Class B, STEP, 3.50%, 12/25/59(c)	4,318,746
10,441,578	Ajax Mortgage Loan Trust, Series 2020-A, Class C, 0.00%, 12/25/59(b)(c)	6,546,870
500,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class B, 0.85%, 12/13/24(c)	501,461
1,000,000	American Express Credit Account Master Trust, Series 2017-5, Class A, (1 mo. LIBOR US + 0.380%), 0.49%, 02/18/25(d)	1,004,038
1,000,000	American Express Credit Account Master Trust, Series 2018-5, Class A, (1 mo. LIBOR US + 0.340%), 0.45%, 12/15/25(d)	1,004,581

42

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. LIBOR US + 1.980%), 2.09%, 05/25/35(d)	$5,044,173
6,000,000	AMSR Trust, Series 2020-SFR5, Class F, 2.69%, 11/17/37(c)	5,935,250
9,717,942	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 0.59%, 05/25/35(d)	8,935,920
4,662,515	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.690%), 0.80%, 01/25/36(d)	4,772,599
6,020,717	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006- HE1, Class M2, (1 mo. LIBOR US + 0.630%), 0.74%, 01/25/36(d)	5,653,249
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(e)	2,903,678
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.44%, 12/10/25(e)	2,096,911
6,982,921	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 0.56%, 09/25/37(c)(d)	6,611,055
8,277,330	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 1.11%, 05/28/39(c)(d)	7,750,010
1,827,682	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 1.41%, 05/28/39(c)(d)	1,457,820
1,628,107	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 1.11%, 12/28/40(c)(d)	1,476,124
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,419,390	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 1.04%, 12/28/40(c)(d)	$3,342,024
250,000	BCC Funding XVII LLC, Series 2020- 1, Class A2, 0.91%, 08/20/25(c)	250,981
1,809,255	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.020%), 1.13%, 12/25/35(d)	2,490,770
3,024,765	Bear Stearns Asset Backed Securities I Trust, Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 0.27%, 01/25/37(d)	2,964,124
4,396,763	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 0.25%, 12/25/36(d)	5,239,333
500,000	BMW Vehicle Lease Trust, Series 2021-1, Class A4, 0.37%, 07/25/24	499,484
1,000,000	Carmax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	990,583
500,000	CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 06/15/26	501,976
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 0.53%, 12/26/36(d)	4,137,908
6,605,954	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. LIBOR US + 0.500%), 0.61%, 02/25/37(d)	5,645,613
7,166,016	Cascade MH Asset Trust, Series 2019- MH1, Class A, 4.00%, 11/25/44(c)(e)	7,509,646
3,769,078	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 0.31%, 05/25/37(d)	3,012,607

43

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$101,278	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 0.38%, 05/25/37(d)	$81,615
4,589,342	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.170%), 0.28%, 07/25/45(d)	3,960,860
2,087,892	Conseco Finance Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(e)	2,135,524
2,154,553	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(e)	2,130,700
2,391,438	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	1,396,695
2,697,921	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(e)	1,516,043
11,192,746	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(e)	3,568,493
2,637,129	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	2,614,004
473,169	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 0.27%, 09/25/46(d)	465,899
4,921,773	Countrywide Asset-Backed Certificates, Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.260%), 0.37%, 12/25/36(d)	4,739,745
5,635,321	Countrywide Asset-Backed Certificates, Series 2006-22, Class M1, (1 mo. LIBOR US + 0.230%), 0.34%, 05/25/47(d)	4,466,220
5,659,595	Countrywide Asset-Backed Certificates, Series 2006-26, Class M1, (1 mo. LIBOR US + 0.250%), 0.36%, 06/25/37(d)	5,327,898
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,717,973	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 0.29%, 05/15/36(d)	$1,672,214
993,851	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 0.41%, 12/15/33(c)(d)	907,892
746,258	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 0.35%, 02/15/30(c)(d)	676,347
514,682	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 0.30%, 05/15/35(c)(d)	499,669
500,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 02/15/30(c)	500,445
10,202,502	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class B3, 14.33%, 09/27/66(b)(c)(e)	6,650,981
3,578,098	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class PT2, 0.00%, 03/25/59(b)(c)	1,462,547
2,579,730	Credit-Based Asset Servicing and Securitization LLC, Series 2007- CB6, Class A4, (1 mo. LIBOR US + 0.340%), 0.45%, 07/25/37(c)(d)	2,061,842
8,871,942	CWABS Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. LIBOR US + 0.300%), 0.41%, 03/25/37(d)	8,351,872
1,000,000	Discover Card Execution Note Trust, Series 2017-A7, Class A7, (1 mo. LIBOR US + 0.360%), 0.47%, 04/15/25(d)	1,004,551
500,000	Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24	500,463

44

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$913,865	DT Auto Owner Trust, Series 2019- 1A, Class C, 3.61%, 11/15/24(c)	$923,735
1,000,000	DT Auto Owner Trust, Series 2021- 1A, Class B, 0.62%, 09/15/25(c)	999,459
1,000,000	Enterprise Fleet Financing LLC, Series 2020-2, Class A3, 0.65%, 07/20/26(c)	998,152
4,887,918	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.540%), 0.65%, 03/25/36(d)	4,219,588
2,048,482	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. LIBOR US + 1.800%), 1.92%, 10/25/33(d)	2,081,007
9,127,832	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.375%), 0.48%, 07/25/36(d)	7,883,215
4,133,323	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.600%), 0.71%, 01/25/36(d)	3,649,010
4,126,319	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 0.26%, 03/25/37(d)	2,490,307
500,000	Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25(c)	503,104
1,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(c)	993,665
1,300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class B, 0.79%, 08/15/26	1,301,329
1,000,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 09/15/27	999,672
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR US + 0.615%), 0.72%, 11/25/35(d)	1,431,268
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3, 0.38%, 08/18/25	1,000,623
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,050,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class B, 0.75%, 05/17/27	$1,045,323
716,093	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 0.61%, 02/25/36(d)	701,401
239,175	GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 0.42%, 11/25/36(d)	387,599
500,000	GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25(c)	501,840
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.72%, 12/15/26(c)	495,666
6,055,468	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(e)	4,617,707
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.700%), 0.81%, 12/25/35(d)	1,078,696
9,747,622	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR US + 0.360%), 0.47%, 03/25/36(d)	4,447,775
426,995	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	246,794
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 2.36%, 02/25/47(d)	3,746,436
4,276,643	Home Equity Asset Trust, Series 2007- 1, Class 2A3, (1 mo. LIBOR US + 0.300%), 0.41%, 05/25/37(d)	3,812,272
5,050,921	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.78%, 12/25/36	2,374,269
1,000,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(c)	1,008,487

45

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$943,393	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(c)	$942,201
500,000	John Deere Owner Trust, Series 2021- A, Class A3, 0.36%, 09/15/25	498,839
1,250,000	Kubota Credit Owner Trust, Series 2021-1A, Class A3, 0.62%, 08/15/25(c)	1,251,165
1,821,129	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)	273,169
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(c)(e)	1,900,000
3,098,662	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(e)	3,293,586
296,072	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 0.20%, 06/25/37(c)(d)	230,641
6,092,970	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A2, (1 mo. LIBOR US + 0.200%), 0.31%, 06/25/37(c)(d)	4,812,753
1,042,021	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 0.22%, 11/25/36(d)	445,339
5,505,660	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 0.27%, 10/25/36(d)	2,384,542
2,182,984	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 3.36%, 03/25/32(d)	2,195,104
4,058,909	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 0.43%, 03/25/36(d)	515,542
1,277,404	MCM Trust, Series 2018-NPL1, Class B, 0.00%, 05/28/58(c)	662,170
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,000,000	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/25	$1,017,920
2,435,469	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	2,122,205
10,393,677	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.500%), 0.61%, 10/25/37(d)	4,568,625
1,164,937	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.480%), 0.59%, 06/25/36(d)	778,958
6,808,395	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 0.24%, 11/25/36(d)	3,835,166
3,869,664	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.900%), 2.01%, 02/25/47(c)(d)	3,707,960
3,556,597	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.540%), 0.65%, 02/25/36(d)	3,578,643
4,567,890	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	1,582,818
678,434	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. LIBOR US + 0.300%), 0.41%, 03/25/36(d)	671,084
5,000,000	Nationstar HECM Loan Trust, Series 2019-2A, Class M4, 5.68%, 11/25/29(b)(c)(e)	5,008,000
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR US + 0.300%), 0.41%, 03/25/37(d)	7,220,360
989,936	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 09/16/69(c)	994,515

46

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$809,604	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 01/15/69(c)	$815,433
5,687,295	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.675%), 0.78%, 12/25/35(d)	5,184,460
1,561,381	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 0.51%, 10/25/36(c)(d)	1,718,336
1,717,357	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	1,622,766
10,053,368	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(e)	3,887,180
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(e)	1,511,799
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(e)	1,171,116
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(e)	1,499,207
665,281	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(e)	480,647
570,360	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	597,744
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(c)	4,003,443
1,000,000	PFS Financing Corp., Series 2020-A, Class A, 1.27%, 06/15/25(c)	1,013,647
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.81%, 07/25/35	2,695,115
3,000,000	Progress Residential Trust, Series 2018- SFR3, Class F, 5.37%, 10/17/35(c)	3,038,952
1,000,000	Progress Residential Trust, Series 2019- SFR3, Class F, 3.87%, 09/17/36(c)	1,016,412
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,000,000	Progress Residential Trust, Series 2019- SFR4, Class F, 3.68%, 10/17/36(c)	$3,050,338
4,758,061	PRPM LLC, Series 2020-4, Class A1, STEP, 2.95%, 10/25/25(c)	4,774,342
3,825,000	Residential Asset Securities Corp., Series 2005-KS10, Class M4, (1 mo. LIBOR US + 0.870%), 0.98%, 11/25/35(d)	3,131,132
2,000,000	Residential Asset Securities Corp., Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 0.54%, 06/25/36(d)	1,924,799
956,745	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 0.37%, 07/25/36(d)	947,630
1,000,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.73%, 03/17/25	1,004,490
500,000	Santander Retail Auto Lease Trust, Series 2020-B, Class A4, 0.65%, 12/20/24(c)	500,145
4,174,187	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 0.43%, 09/25/36(d)	3,773,506
8,478,703	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 0.40%, 01/25/47(d)	8,198,342
2,871,316	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 0.38%, 02/25/37(d)	2,195,023
11,547,738	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR US + 0.250%), 0.36%, 07/25/36(d)	11,235,185
4,094,434	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.675%), 0.78%, 11/25/35(d)	3,178,715

47

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,363,389	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.750%), 0.86%, 07/25/35(d)	$3,889,647
2,041,714	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 0.55%, 02/25/37(d)	6,283,142
1,000,000	Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(c)	1,016,388
1,000,000	Toyota Auto Receivables 2020-D Owner Trust, Series 2020-D, Class A3, 0.35%, 01/15/25	999,990
1,700,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.10%, 01/17/36(c)	1,760,177
999,570	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/39(c)	977,217
1,000,000	Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 07/22/24	1,028,040
1,000,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	1,001,406
1,000,000	World Omni Automobile Lease Securitization Trust, Series 2020- B, Class B, 0.70%, 02/17/26	1,001,848
1,000,000	World Omni Select Auto Trust, Series 2019-A, Class A3, 2.00%, 08/15/24	1,010,535
9,156,484	Yale Mortgage Loan Trust, Series 2007- 1, Class A, (1 mo. LIBOR US + 0.400%), 0.51%, 06/25/37(c)(d)	3,958,647
		505,327,109
Total Asset-Backed Securities (Cost $550,383,131)		568,822,572
Principal Amount		Value
NON-AGENCY MORTGAGE-BACKED SECURITIES — 15.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.5%
$3,800,000	1Texas Capital Bank CLN, 0.00%, 02/01/26(b)	$3,800,000
429,962	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.92%, 07/25/35(e)	431,299
1,724,976	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.39%, 03/25/37(e)	1,405,718
7,582,776	Ajax Mortgage Loan Trust, Series 2021-C, Class A, STEP, 2.12%, 01/25/61(c)	7,580,242
1,230,360	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 3.72%, 01/25/61(c)	1,229,386
3,163,700	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 0.00%, 01/25/61(c)	2,211,040
1,643,714	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.10%, 09/25/46(d)	1,632,317
1,313,918	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	1,264,257
13,058,226	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.90%, 07/31/57(c)(e)	4,648,598
3,293,304	Ari Investments LLC, 4.61%, 01/06/25(b)	3,268,604
3,079,970	Ari Investments LLC, 4.55%, 01/30/25(b)	3,033,770
1,625,919	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 0.51%, 01/25/37(d)	1,250,010
276,223	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.30%, 09/20/35(e)	284,204
486,123	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.83%, 02/20/36(e)	473,852
428,960	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.22%, 06/20/36(e)	415,135

48

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,528,899	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	$1,558,970
3,299,959	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 0.53%, 03/27/36(c)(e)	2,486,839
421,181	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.01%, 10/25/35(e)	429,943
3,168,260	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.25%, 12/26/37(c)(e)	2,812,335
995,526	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.08%, 02/25/36(e)	988,383
180,087	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.55%, 08/25/35(e)	173,412
354,948	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.39%, 05/25/47(e)	352,191
1,470,963	Bear Stearns ALT-A Trust, Series 2006- 2, Class 11A1, (1 mo. LIBOR US + 0.440%), 0.55%, 04/25/36(d)	1,956,382
3,302,411	Bear Stearns ALT-A Trust, Series 2006- 6, Class 1A1, (1 mo. LIBOR US + 0.320%), 0.43%, 11/25/36(d)	2,978,115
2,945,558	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 0.46%, 03/25/36(d)	396,852
2,945,558	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 0.46%, 03/25/36(d)	396,852
1,267,869	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 0.39%, 08/25/36(d)	1,250,387
805,695	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 0.41%, 11/25/36(d)	786,311
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,533,685	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(c)(e)	$1,538,580
4,101,036	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	2,612,354
12,107,112	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37	7,039,665
2,660,042	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	2,417,940
2,981,057	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	2,651,110
142,150	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 3.33%, 06/25/36(e)	137,953
3,376,284	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(c)	2,442,994
211,229	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.90%, 05/25/35(e)	218,223
421,856	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	395,938
864,794	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.600%), 0.41%, 08/25/35(d)	830,900
3,679,276	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. LIBOR US + 0.500%), 0.61%, 11/25/35(d)	2,028,362
6,842,697	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US x (1) + 5.500%), 5.39%, 11/25/35(d)	1,279,602
261,304	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.31%, 12/25/35(e)	253,471
76,055	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 1.14%, 12/25/35(d)	72,545

49

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,241,655	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 0.56%, 05/25/35(d)	$1,134,271
768,547	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	648,972
2,874,670	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 0.46%, 05/25/36(d)	1,315,984
1,862,960	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,393,649
3,599,403	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	2,431,046
1,207,539	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 0.46%, 08/25/36(d)	629,221
1,207,539	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US x (1) + 7.150%), 7.04%, 08/25/36(d)	305,396
1,244,803	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	973,067
1,254,029	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 0.51%, 03/25/36(d)	469,514
3,522,465	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	2,257,599
1,349,505	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,052,421
977,112	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	744,668
1,172,759	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	874,500
2,681,606	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,999,614
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,111,763	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. LIBOR US + 0.340%), 0.45%, 02/25/37(d)	$2,216,996
2,555,881	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. LIBOR US x (1) + 6.600%), 6.49%, 02/25/37(d)	574,568
154,488	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	150,481
438,296	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 0.51%, 05/25/36(d)	360,211
3,142,106	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,307,697
2,426,326	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Francisco + 1.500%), 1.91%, 11/20/46(d)	1,819,082
4,713,465	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 1.87%, 11/25/46(d)	4,084,374
2,514,046	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 0.30%, 11/25/46(d)	2,223,611
3,749,968	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 0.31%, 03/20/47(d)	3,161,321
786,654	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.420%), 0.53%, 05/25/36(d)	723,033
2,906,200	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.360%), 0.47%, 04/25/46(d)	2,845,203
2,077,278	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,442,688

50

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,092,326	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	$1,496,744
1,033,254	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	743,011
4,517,633	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	2,699,238
3,897,616	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	2,618,919
966,296	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	635,429
304,920	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.21%, 11/25/36	410,505
8,649,467	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 0.98%, 03/25/47(d)	7,579,164
181,047	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 0.29%, 04/25/47(d)	35,064
1,659,613	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 0.35%, 08/25/47(d)	1,625,868
1,595,710	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,148,287
1,288,873	Countrywide Alternative Resecuritization, Series 2006- 22R, Class 2A1, 6.25%, 05/25/36	1,027,818
1,183,748	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- 31, Class 2A3, 2.53%, 01/25/36(e)	1,087,105
2,017,498	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 1.51%, 08/25/35(d)	1,674,342
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$258,530	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J3, Class 2A4, 4.50%, 09/25/35	$255,416
10,744,746	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.10%, 04/25/46(d)	4,535,488
2,658,602	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA5, Class 3A1, (1 mo. LIBOR US + 0.400%), 0.51%, 04/25/46(d)	2,492,157
685,226	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- R2, Class AF1, (1 mo. LIBOR US + 0.420%), 0.53%, 07/25/36(c)(d)	634,244
1,773,877	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 21, Class 1A1, 6.25%, 02/25/38	1,333,337
2,542,405	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- HYB1, Class 3A1, 3.02%, 03/25/37(e)	2,375,496
4,058,563	Credit Suisse Mortgage Capital Certificates, 0.00%, 07/02/60	1,623,425
2,244,775	Credit Suisse Mortgage Capital Certificates, 3.50%, 09/03/66	2,154,984
3,928,355	Credit Suisse Mortgage Capital Certificates, 0.00%, 09/03/66	3,383,296
344	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	348
2,115,372	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	1,968,720
2,734,354	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(e)	1,018,741

51

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,025,198	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(c)	$3,857,306
4,012,155	Credit Suisse Mortgage Capital Certificates, Series 2014-2R, Class 17A3, 2.68%, 04/27/37(c)(e)	3,473,682
6,853,149	Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 0.26%, 10/27/36(c)(d)	5,476,690
3,289,850	Credit Suisse Mortgage Capital Certificates, Series 2021-NQM2, Class B1, 3.44%, 02/25/66(c)(e)	3,331,714
7,487,230	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2017-2, Class CERT, 0.00%, 02/01/47(b)(c)	6,906,970
6,364,902	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 1.46%, 11/25/35(d)	1,177,863
1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(c)(e)	1,626,203
506,104	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.31%, 11/19/35(e)	502,840
3,787,732	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 0.46%, 01/25/35(c)(d)	3,466,656
1,425,244	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 0.46%, 01/25/36(c)(d)	1,186,038
328,225	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.75%, 01/25/35(e)	334,066
22,817	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	133,370
2,943,802	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	1,597,185
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$77,906	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	$76,456
307,664	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.01%, 01/25/36(e)	316,769
590,900	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	509,993
11,527,850	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.32%, 06/25/47(e)	9,456,097
2,308,842	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 0.37%, 07/19/47(d)	2,107,666
5,000,000	Headlands Residential LLC, Series 2019-RPL1, Class NOTE, STEP, 3.97%, 06/25/24(c)	5,020,111
499,753	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 2.37%, 04/25/37(e)	464,457
22,646,355	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 2.46%, 07/25/47(e)	968,419
2,139,762	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR US + 0.270%), 0.38%, 06/25/37(d)	2,636,677
4,088,202	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 0.35%, 08/25/37(d)	3,799,714
1,452,407	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.72%, 10/25/37(e)	1,089,150
51,092	JP Morgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	62,050
6,707,663	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	3,137,237
85,000	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.16%, 10/26/48(c)(e)	88,304
2,552,343	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 1.26%, 12/25/37(d)	2,625,959

52

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,750,733	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	$2,205,977
2,901,598	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(c)	2,735,845
1,482,287	MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.54%, 08/25/37(c)(e)	776,454
6,043,658	MCM Capital LLC Trust, Series 2018- NPL2, Class B, 0.00%, 10/25/28(c)	3,052,047
2,500,000	Mello Warehouse Securitization Trust, Series 2020-2, Class F, (1 mo. LIBOR US + 3.250%), 3.36%, 11/25/53(c)(d)	2,507,940
4,875,000	Mello Warehouse Securitization Trust, Series 2021-1, Class F, (1 mo. LIBOR US + 2.750%), 2.86%, 02/25/55(c)(d)	4,920,100
2,740,568	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 0.32%, 04/25/37(d)	2,681,413
1,040,090	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.83%, 05/25/36(e)	911,023
544,777	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	360,810
1,650,000	MFA Trust, Series 2020-NQM3, Class M1, 2.65%, 01/26/65(c)(e)	1,663,820
4,385,865	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 0.55%, 05/26/37(c)	4,394,544
3,398,778	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR US + 0.160%), 0.43%, 12/26/46(c)(d)	3,329,403
922,154	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 0.43%, 07/26/45(c)(d)	898,725
1,050,665	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. LIBOR US + 1.800%), 1.91%, 11/25/34(d)	1,042,968
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,596,363	NYMT LOAN TRUST, Series 2020- SP2, Class A1, 2.94%, 10/25/60(c)(e)	$4,616,479
3,675,468	Prime Mortgage Trust, Series 2006- DR1, Class 2A1, 5.50%, 05/25/35(c)	3,365,205
1,692,580	Prime Mortgage Trust, Series 2006- DR1, Class 2A2, 6.00%, 05/25/35(c)	1,525,530
3,000,000	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class G, (1 mo. LIBOR US + 5.500%), 5.61%, 02/25/55(b)(c)(d)	3,000,000
4,617,868	PRPM LLC, Series 2020-5, Class A1, STEP, 3.10%, 11/25/25(c)	4,651,721
877,180	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. LIBOR US + 0.380%), 0.49%, 05/25/46(d)	824,064
630,978	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	626,928
4,080,912	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. LIBOR US + 0.550%), 0.66%, 01/25/37(d)	3,018,715
643,579	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. LIBOR US + 0.250%), 0.36%, 07/25/36(d)	61,447
7,716,167	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.60%, 08/25/36(e)	6,377,257
107,110	Residential Funding Mortgage Securities I, Series 2006-SA3, Class 2A1, 4.54%, 09/25/36(e)	83,160
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(c)(e)	2,796,304
1,935,000	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.00%, 02/25/30(b)(c)(e)	1,895,913
10,847,026	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(c)(f)	1,737,819

53

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$18,812,391	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.91%, 07/25/56(c)(e)	$2,759,227
4,781,004	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 1.41%, 11/25/57(e)	2,156,825
8,934,347	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 0.39%, 08/25/57(c)(e)	3,103,775
4,500,055	Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(c)(e)	4,536,567
3,000,000	Station Place Securitization Trust, Series 2021-WL1, Class F, (1 mo. LIBOR US + 2.500%), 2.61%, 01/26/54(c)(d)	3,000,646
1,487,141	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.93%, 05/25/35(e)	1,256,538
2,213,596	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.13%, 04/25/36(e)	1,697,359
3,807,164	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.440%), 0.55%, 05/25/46(d)	2,011,023
1,564,958	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 0.29%, 09/25/47(d)	1,592,373
3,160,618	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 0.46%, 06/25/35(c)(d)	2,818,808
11,123,749	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(c)	6,978,175
564,759	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.35%, 04/25/37(e)	431,375
263,513	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.44%, 04/25/37(e)	200,637
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$444,664	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 1.53%, 06/25/47(d)	$423,615
3,162,000	Verus Securitization Trust, Series 2021- 1, Class B1, 2.98%, 01/25/66(c)(e)	3,164,222
28,672,056	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 11.66%, 02/25/38(c)(e)	8,587,828
1,013,618	WaMu Mortgage Pass-Through Certificates Trust, Series 2007- HY7, Class 2A2, 3.09%, 07/25/37(e)	1,019,286
1,507,521	WaMu Mortgage Pass-Through Certificates Trust, Series 2007- OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 0.91%, 05/25/47(d)	1,456,608
8,012,275	WaMu Mortgage Pass-Through Certificates Trust, Series 2007- OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.250%), 1.66%, 05/25/47(d)	7,477,314
960,893	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	955,680
5,073,097	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	4,417,895
4,168,239	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	1,509,848
1,434,889	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.10%, 08/25/46(d)	966,271

54

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$884,169	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. LIBOR US + 0.320%), 0.43%, 03/25/37(d)	$770,605
7,386,835	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US x (1) + 6.680%), 6.57%, 03/25/37(d)	1,261,297
1,565,330	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. LIBOR US + 0.540%), 0.65%, 03/25/37(d)	1,378,251
1,407,422	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. LIBOR US + 0.490%), 0.60%, 03/25/37(d)	1,239,271
1,861,820	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 2.92%, 03/25/38(e)	1,453,271
		356,227,217
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
1,131,667	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.705%), 0.81%, 01/25/36(c)(d)	1,076,553
965,413	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.750%), 0.86%, 01/25/36(c)(d)	919,026
1,459,108	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 1.305%), 1.41%, 07/25/36(c)(d)	1,350,403
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 1.61%, 10/25/37(c)(d)	5,444,634
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 1.61%, 12/25/37(c)(d)	9,557,817
4,702,556	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.650%), 2.77%, 10/15/36(c)(d)	4,702,550
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,607,514	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(c)	$1,220,006
3,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR US + 0.600%), 0.71%, 06/25/37(c)(d)	2,458,784
2,387,596	Velocity Commercial Capital Loan Trust, Series 2014-1, Class M7, 8.00%, 09/25/44(c)(e)	2,192,390
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.64%, 04/25/46(c)(e)	4,008,013
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(c)(e)	3,041,019
3,495,273	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(c)(e)	3,598,540
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(c)(e)	1,016,540
1,889,129	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(c)(e)	1,934,672
2,784,134	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(c)(e)	2,835,166
3,059,893	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(c)(e)	3,115,097
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(c)(e)	1,628,043
		50,099,253
Total Non-Agency Mortgage-Backed Securities (Cost $405,393,176)		406,326,470

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
5,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, (SOFR 30A + 4.800%), 4.81%, 10/25/50(c)(d)	5,294,404

55

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (SOFR 30A + 3.000%), 3.01%, 12/25/50(c)(d)	$2,976,895
2,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, (SOFR 30A + 5.650%), 5.66%, 12/25/50(c)(d)	1,997,504
3,076,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B1, (SOFR 30A + 2.650%), 2.66%, 01/25/51(c)(d)	3,014,396
4,000,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, (SOFR 30A + 4.750%), 4.76%, 01/25/51(c)(d)	3,784,784
1,375,566	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B1, (SOFR 30A + 3.000%), 3.01%, 08/25/33(c)(d)	1,349,746
2,856,608	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, (SOFR 30A + 5.000%), 5.01%, 08/25/33(c)(d)	2,681,538
1,363,332	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017- DNA1, Class B2, (1 mo. LIBOR US + 10.000%), 10.11%, 07/25/29(d)	1,443,754
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018- DNA1, Class B1, (1 mo. LIBOR US + 3.150%), 3.26%, 07/25/30(d)	3,004,206
565,325	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018- SPI2, Class M2, 3.81%, 05/25/48(c)(e)	564,616
4,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020- HQA5, Class B1, (SOFR 30A + 4.000%), 4.01%, 11/25/50(c)(d)	4,160,220
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021- DNA2, Class B1, (SOFR 30A + 3.400%), 3.41%, 08/25/33(c)(d)	2,013,478
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021- DNA2, Class B2, (SOFR 30A + 6.000%), 6.01%, 08/25/33(c)(d)	$3,022,520
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $34,770,774)		35,308,061

U.S. GOVERNMENT SECURITIES — 20.2%
U.S. Treasury Bonds — 18.6%
31,615,000	3.63%, 08/15/43	39,538,510
38,170,000	3.63%, 02/15/44	47,807,925
40,550,000	3.13%, 08/15/44	47,050,672
38,275,000	3.00%, 02/15/47	43,676,858
40,100,000	2.75%, 08/15/47	43,748,160
38,000,000	3.00%, 08/15/48	43,511,484
41,800,000	3.38%, 11/15/48	51,221,328
35,125,000	3.00%, 02/15/49	40,307,310
38,100,000	2.88%, 05/15/49	42,731,531
59,560,000	1.25%, 05/15/50	46,131,081
53,100,000	1.63%, 11/15/50	45,350,719
		491,075,578
U.S. Treasury Notes — 1.6%
34,905,000	3.38%, 05/15/44	42,104,156
Total U.S. Government Securities (Cost $599,909,262)		533,179,734

Shares
CASH SWEEP — 13.7%
UNITED STATES — 13.7%
360,995,271	Citibank - US Dollars on Deposit in Custody Account, 0.03%(g)(h)	360,995,271
Total Cash Sweep (Cost $360,995,271)		360,995,271
TOTAL INVESTMENTS — 100.0% (Cost $2,657,268,536)
		$2,637,632,847
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		1,234,787
NET ASSETS — 100.0%		$2,638,867,634

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2021.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $72,238,021 which is 2.74% of net assets and the cost is $71,751,025.

56

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $716,708,184, which is 27.16% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) below.
(d)	Floating rate security. Rate shown is the rate in effect as of April 30, 2021.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	Non-income producing security.
(h)	The rate shown represents the current yield as of April 30, 2021.

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Total return swap with Barclays Bank PLC receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,317.85 and paying a (3 mo. LIBOR USD + 0.65%) 0.852%, with quarterly payments until expiration date	Barclays Bank Plc	11/02/2021	100,000	$(551,815)	$—	$(551,815)
Total return swap with Barclays Bank PLC receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,317.97 and paying a (3 mo. LIBOR USD + 0.65%) 0.838%, with quarterly payments until expiration date	Barclays Bank Plc	12/02/2021	100,000	(488,467)	(62,775)	(425,692)
Total return swap with Barclays Bank PLC receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,321.93 and paying a (3 mo. LIBOR USD + 0.65%) 0.836%, with quarterly payments until expiration date,	Barclays Bank Plc	01/31/2022	120,000	(876,078)	(397,233)	(478,845)
Total Total Return Swaps						$(1,456,352)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation
CVR — Contingent Value Right
ETF — Exchange -Traded Fund
LIBOR — London Interbank Offered Rate
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor’s Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar

57

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Asset-Backed Securities	21.6%
Bank Loans	0.1
Collateralized Mortgage Obligations	14.8
Commercial Mortgage-Backed Securities	1.9
Corporate Bonds	9.8
Preferred Stocks	0.1
U.S. Government Agencies and Securities	20.2
Other*	31.5
100.0%

*	Includes cash and equivalents, exchange traded funds, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
58

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$4,500,000	University of California University & College Improvements Revenue Bonds, Series BG, 1.61%, 05/15/30	$4,348,585

New Jersey — 0.1%
1,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.48%, 01/01/28	1,475,981

Pennsylvania — 0.3%
5,000,000	Pennsylvania State University, Refunding Revenue Bonds, Series D, 1.65%, 09/01/25	5,167,448

Total Municipal Bonds (Cost $11,000,000)		10,992,014

CORPORATE BONDS — 34.7%
Banks — 5.2%
2,800,000	Banco Santander SA, 3.85%, 04/12/23	2,977,268
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(a)	6,478,560
5,470,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(a)	5,517,982
3,675,000	Bank of New York Mellon Corp. (The) MTN, 1.60%, 04/24/25	3,783,339
5,000,000	BNP Paribas SA, (SOFRRATE + 1.004%), 1.32%, 01/13/27(a)(b)	4,922,514
5,000,000	BPCE SA, 1.00%, 01/20/26(b)	4,899,796
5,560,000	Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	5,938,423
5,000,000	Citigroup, Inc., (SOFR RATE + 0.669%), 0.98%, 05/01/25(a)	5,014,450
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(a)	6,372,462
Principal
Amount		Value
Banks (continued)
$5,885,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(a)	$6,707,558
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.000%), 3.92%, 09/11/24(a)	5,368,196
4,400,000	Morgan Stanley, Series F, 3.88%, 04/29/24	4,802,488
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(b)	4,566,558
2,000,000	Societe Generale SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.100%), 1.49%, 12/14/26(a)(b)	1,977,789
2,200,000	Sumitomo Mitsui Financial Group, Inc., 2.72%, 09/27/29	2,253,246
2,000,000	Svenska Handelsbanken AB BNKT, 1.88%, 09/07/21	2,011,514
6,000,000	Truist Bank, 1.25%, 03/09/23	6,104,439
		79,696,582
Communication Services — 1.6%
5,000,000	Amazon.com, Inc., 1.20%, 06/03/27	4,963,119
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,577,068
900,000	Discovery Communications LLC, 2.95%, 03/20/23	938,387
5,000,000	E*TRADE Financial Corp., 4.50%, 06/20/28	5,712,766
5,910,000	Omnicom Group, Inc., 2.45%, 04/30/30	5,878,222
		24,069,562
Consumer Discretionary — 5.2%
5,000,000	American Honda Finance Corp. MTN, 0.88%, 07/07/23	5,048,769
2,500,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	2,444,213
8,000,000	DR Horton, Inc., 1.40%, 10/15/27	7,866,164
5,000,000	Equifax, Inc., 2.60%, 12/01/24	5,291,535

59

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal
Amount		Value
Consumer Discretionary (continued)
$6,000,000	Estee Lauder Cos., Inc. (The), 2.60%, 04/15/30	$6,228,194
2,300,000	General Motors Financial Co., Inc., 1.70%, 08/18/23	2,347,315
2,790,000	General Motors Financial Co., Inc., 1.05%, 03/08/24	2,795,171
5,210,000	Hasbro, Inc., 3.50%, 09/15/27	5,659,146
6,145,000	Kimberly-Clark Corp., 1.05%, 09/15/27	6,003,206
5,000,000	Lowe’s Cos, Inc., 2.50%, 04/15/26	5,298,889
4,205,000	McDonald’s Corp. MTN, 3.30%, 07/01/25	4,579,398
1,450,000	NIKE, Inc., 2.40%, 03/27/25	1,535,126
3,060,000	PayPal Holdings, Inc., 1.65%, 06/01/25	3,143,686
5,000,000	Ross Stores, Inc., 0.88%, 04/15/26	4,887,629
3,535,000	Southwest Airlines Co., 5.25%, 05/04/25	4,047,629
3,193,000	Southwest Airlines Co., 5.13%, 06/15/27	3,732,778
1,000,000	Starbucks Corp., 1.30%, 05/07/22	1,011,120
4,985,000	Verisk Analytics, Inc., 4.00%, 06/15/25	5,514,247
2,500,000	VF Corp., 2.05%, 04/23/22	2,540,415
		79,974,630
Consumer Staples — 3.2%
5,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	5,532,052
5,000,000	Bunge Ltd. Finance Corp., 1.63%, 08/17/25	5,057,375
5,940,000	Coca-Cola Co. (The), 3.38%, 03/25/27	6,632,428
4,125,000	Conagra Brands, Inc., 1.38%, 11/01/27	4,012,816
5,640,000	Constellation Brands, Inc., 2.65%, 11/07/22	5,819,297
1,465,000	Constellation Brands, Inc., 3.15%, 08/01/29	1,544,283
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	5,200,734
Principal
Amount		Value
Consumer Staples (continued)
$4,950,000	General Mills, Inc., 4.00%, 04/17/25	$5,482,171
1,166,000	Kroger Co. (The), 2.80%, 08/01/22	1,200,058
5,000,000	Mondelez International Holdings Netherlands BV, 2.13%, 09/19/22(b)	5,118,386
3,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	3,013,145
		48,612,745
Diversified Financials — 3.3%
1,760,000	American Express Co., 3.70%, 08/03/23	1,886,591
2,000,000	American Tower Corp. REIT, 2.40%, 03/15/25	2,088,807
1,645,000	American Tower Corp. REIT, 1.88%, 10/15/30	1,557,314
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,877,997
2,070,000	Charles Schwab Corp. (The), 2.00%, 03/20/28	2,090,058
6,000,000	Fidelity National Financial, Inc., 2.45%, 03/15/31	5,896,498
3,070,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 0.780%), 0.97%, 10/31/22(c)	3,078,427
3,065,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 1.18%, 07/24/23(c)	3,089,252
5,000,000	Kimco Realty Corp. REIT, 1.90%, 03/01/28	4,936,096
3,500,000	Magna International, Inc., 3.63%, 06/15/24	3,783,222
1,500,000	Magna International, Inc., 2.45%, 06/15/30	1,519,073
1,800,000	Mastercard, Inc., 3.50%, 02/26/28	2,002,117
5,000,000	New York Life Global Funding, 1.10%, 05/05/23(b)	5,070,882
5,610,000	Public Storage REIT, 1.85%, 05/01/28	5,595,417
2,350,000	Visa, Inc., 1.90%, 04/15/27	2,427,491
		49,899,242

60

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal
Amount		Value
Energy — 2.2%
$5,753,000	Chevron USA, Inc., 0.69%, 08/12/25	$5,684,914
2,840,000	Energy Transfer LP, 5.88%, 01/15/24	3,159,529
8,025,000	Pioneer Natural Resources Co., 1.13%, 01/15/26	7,909,988
5,170,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	6,118,612
3,430,000	Valero Energy Corp., 1.20%, 03/15/24	3,447,161
5,000,000	Williams Cos., Inc. (The), 3.35%, 08/15/22	5,147,284
1,560,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	1,697,011
		33,164,499
Health Care — 3.5%
4,000,000	AbbVie, Inc., 2.60%, 11/21/24	4,234,926
5,000,000	Anthem, Inc., 3.65%, 12/01/27	5,550,335
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24	3,214,273
6,000,000	Bristol-Myers Squibb Co., 1.45%, 11/13/30	5,652,515
2,714,000	Cigna Corp., 3.75%, 07/15/23	2,897,687
5,000,000	HCA, Inc., 5.00%, 03/15/24	5,569,130
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,492,944
5,000,000	Laboratory Corp. of America Holdings, 3.20%, 02/01/22	5,104,642
6,320,000	Merck & Co., Inc., 1.45%, 06/24/30	6,007,636
5,000,000	Stryker Corp., 1.15%, 06/15/25	5,012,164
2,500,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	2,971,105
2,500,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	2,417,415
		54,124,772
Industrials — 1.8%
3,875,000	General Dynamics Corp., 3.63%, 04/01/30	4,329,155
6,206,000	Jabil, Inc., 4.70%, 09/15/22	6,546,823
Principal
Amount		Value
Industrials (continued)
$2,000,000	Otis Worldwide Corp., (3 mo. LIBOR US + 0.450%), 0.64%, 04/05/23(c)	$1,998,868
2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	2,735,444
6,473,000	Union Pacific Corp., 3.95%, 09/10/28	7,349,781
5,000,000	Waste Management, Inc., 1.15%, 03/15/28	4,777,818
		27,737,889
Information Technology — 3.0%
4,165,000	Adobe, Inc., 3.25%, 02/01/25	4,513,121
5,000,000	Analog Devices, Inc., 3.90%, 12/15/25	5,565,441
2,805,000	Broadcom, Inc., 4.70%, 04/15/25	3,162,950
3,000,000	Broadcom, Inc., 3.15%, 11/15/25	3,211,865
5,000,000	Citrix Systems, Inc., 1.25%, 03/01/26	4,956,192
3,090,000	Hewlett Packard Enterprise Co., 2.25%, 04/01/23	3,183,191
5,200,000	International Business Machines Corp., 3.50%, 05/15/29	5,714,196
5,071,000	Microsoft Corp., 2.40%, 08/08/26	5,396,930
5,000,000	Oracle Corp., 2.50%, 05/15/22	5,095,194
4,170,000	Roper Technologies, Inc., 2.95%, 09/15/29	4,377,718
		45,176,798
Materials — 2.2%
5,000,000	Air Products and Chemicals, Inc., 1.50%, 10/15/25	5,106,262
4,730,000	DuPont de Nemours, Inc., 4.49%, 11/15/25	5,371,023
1,799,000	Ecolab, Inc., 3.25%, 12/01/27	1,965,386
10,000,000	Georgia-Pacific LLC, 0.95%, 05/15/26(b)	9,765,627
5,000,000	Nucor Corp., 2.00%, 06/01/25	5,171,775

61

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal
Amount		Value
Materials (continued)
$7,000,000	Nutrition & Biosciences, Inc., 1.83%, 10/15/27(b)	$6,911,450
		34,291,523
Telecommunication Services — 1.1%
3,000,000	NTT Finance Corp., 1.16%, 04/03/26(b)	2,972,220
6,000,000	T-Mobile USA, Inc., 3.88%, 04/15/30(b)	6,535,800
7,935,000	Verizon Communications, Inc., 1.75%, 01/20/31	7,452,174
		16,960,194
Utilities — 2.4%
5,000,000	Dominion Energy, Inc., Series B, 3.60%, 03/15/27	5,506,513
1,500,000	Duke Energy Corp., 3.55%, 09/15/21	1,505,631
5,000,000	Eversource Energy, Series N, 3.80%, 12/01/23	5,386,228
4,180,000	Florida Power & Light Co., 2.75%, 06/01/23	4,333,050
5,000,000	Public Service Co. of Colorado, Series 35, 1.90%, 01/15/31	4,877,648
4,500,000	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	4,354,101
5,000,000	Southern Co. Gas Capital Corp., 2.45%, 10/01/23	5,206,939
500,000	Southern Power Co., 0.90%, 01/15/26	489,133
5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	5,397,746
		37,056,989
Total Corporate Bonds (Cost $524,530,017)		530,765,425

ASSET-BACKED SECURITIES — 5.3%
CAYMAN ISLANDS — 2.0%
Collateralized Loan Obligations — 2.0%
3,500,000	AGL CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR US + 1.500%), 1.69%, 04/15/34(b)(c)	3,489,287
5,000,000	Aimco CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 0.990%), 0.00%, 04/20/34(b)(c)	4,996,282
Principal
Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,758,394	BlueMountain CLO Ltd., Series 2015- 2A, Class A1R, (3 mo. LIBOR US + 0.930%), 1.12%, 07/18/27(b)(c)	$2,758,120
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 1.49%, 04/20/30(b)(c)	4,002,982
1,500,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.450%), 1.65%, 05/15/30(b)(c)	1,498,063
4,700,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A2, (3 mo. LIBOR US + 1.750%), 1.91%, 04/15/34(b)(c)	4,694,268
5,000,000	KAYNE CLO I Ltd., Series 2018-1A, Class BR, (3 mo. LIBOR US + 1.400%), 1.58%, 07/15/31(b)(c)	4,981,340
1,500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. LIBOR US + 1.400%), 1.59%, 03/20/30(b)(c)	1,488,626
1,985,112	Mercer Field II CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.330%), 1.51%, 04/15/29(b)(c)	1,986,297
843,212	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 1.13%, 07/16/27(b)(c)	843,143
		30,738,408
UNITED STATES — 3.3%
Other Asset-Backed Securities — 3.3%
1,750,000	BMW Vehicle Lease Trust, Series 2021-1, Class A4, 0.37%, 07/25/24	1,748,195
1,500,000	Carmax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	1,485,875
2,000,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 02/15/30(b)	2,001,780
3,000,000	Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24	3,002,778

62

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,655,461	DT Auto Owner Trust, Series 2019- 1A, Class C, 3.61%, 11/15/24(b)	$3,694,939
2,500,000	Enterprise Fleet Financing LLC, Series 2020-2, Class A2, 0.61%, 07/20/26(b)	2,506,133
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(b)	3,974,660
89,469	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	89,605
1,250,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(b)	1,260,608
2,750,000	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(b)	2,753,246
5,000,000	PFS Financing Corp., Series 2020-A, Class A, 1.27%, 06/15/25(b)	5,068,237
2,000,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 04/15/26(b)	1,994,821
1,750,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.73%, 03/17/25	1,757,857
2,071,720	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(b)	2,125,122
2,500,000	Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3, 0.44%, 10/15/24	2,503,063
5,000,000	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/25	5,019,149
2,500,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	2,503,515
338,932	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	341,683
835,147	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	840,797
1,463,262	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	1,488,687
Principal
Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,500,000	World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	$3,507,758
		49,668,508
Total Asset-Backed Securities (Cost $80,327,748)		80,406,916

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
704,246	JP Morgan Tax-Emept Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	707,240
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $715,187)		707,240

U.S. GOVERNMENT AGENCIES — 0.1%
Overseas Private Investment Corp. — 0.1%
817,792	5.14%, 12/15/23	873,802
Total U.S. Government Agencies (Cost $817,794)		873,802

U.S. GOVERNMENT SECURITIES — 58.3%
U.S. Treasury Bonds — 1.6%
25,000,000	1.88%, 02/15/41	23,765,625

U.S. Treasury Inflation Indexed Bonds — 2.5%
35,568,604	0.63%, 01/15/24(d)	38,636,397

U.S. Treasury Notes — 54.2%
14,866,000	1.88%, 11/30/21	15,023,951
5,000,000	1.63%, 12/15/22	5,120,703
29,019,000	1.25%, 07/31/23	29,696,866
100,582,000	2.75%, 07/31/23	106,306,530
70,055,000	2.25%, 01/31/24	73,817,720
126,700,000	2.38%, 08/15/24	134,816,719
33,257,000	2.00%, 02/15/25	35,073,144
139,000	2.00%, 08/15/25	146,775
58,018,000	2.25%, 11/15/25	61,925,150
59,045,000	1.63%, 02/15/26	61,282,252
55,000,000	0.75%, 03/31/26	54,759,375
98,524,000	2.00%, 11/15/26	103,846,605
22,353,000	0.50%, 04/30/27	21,556,674
45,370,000	2.38%, 05/15/27	48,737,305
23,534,000	2.25%, 11/15/27	25,054,517
3,249,000	2.63%, 02/15/29	3,537,856

63

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal
Amount		Value
U.S. Treasury Notes (continued)
$47,816,000	1.50%, 02/15/30	$47,642,294
		828,344,436
Total U.S. Government Securities (Cost $873,542,635)		890,746,458

Shares
INVESTMENT COMPANY — 0.8%
12,796,802	SEI Daily Income Trust Government II Fund - Class A, 0.01%(e)	12,796,802

Total Investment Company (Cost $12,796,802)		12,796,802

TOTAL INVESTMENTS — 100.0% (Cost $1,503,730,183)		$1,527,288,657
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		686,436
NET ASSETS — 100.0%		$1,527,975,093

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2021.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Floating rate security. Rate shown is the rate in effect as of April 30, 2021.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of April 30, 2021.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Percentage
Sector:	of Net Assets
Asset-Backed Securities	5.3%
Collateralized Mortgage Obligations	0.1
Corporate Bonds	34.7
Municipal Bonds	0.7
U.S. Government Agencies and Securities	58.4
Other*	0.8
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

64

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 94.4%
Alabama — 1.4%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/22	$2,130,006
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds, 5.00%, 09/01/21	1,777,971
1,500,000	Alabama Public School & College Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,713,276
5,000,000	Alabama Public School & College Authority School Improvements Revenue Bonds, Series A, 5.00%, 11/01/29	6,658,139
8,000,000	Alabama Public School and College Authority School Improvements Revenue Bonds, Series A, 5.00%, 11/01/33	10,721,714
1,250,000	Auburn University, 0.92%, 06/01/25	1,256,626
1,250,000	Auburn University, 1.20%, 06/01/26	1,258,652
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,224,862
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,227,449
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,727,300
15,625,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B, 5.00%, 01/01/45(a)	18,245,036
		52,941,031
Arizona — 1.6%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,002,716
Principal Amount		Value
Arizona (continued)
$1,300,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(a)	$1,372,783
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,652,791
150,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	157,727
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	1,954,802
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/26	1,447,699
1,850,000	Maricopa County Industrial Development Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 09/01/34	2,445,618
1,250,000	Maricopa County Industrial Development Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 09/01/36	1,643,968
8,950,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/30	11,316,827
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/22	5,160,852
8,850,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/22	9,134,709
6,470,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/23	6,990,651

65

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Arizona (continued)
$7,970,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/27	$9,935,154
6,965,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/28	8,914,077
		64,130,374
Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO, 5.00%, 10/01/26	8,373,899

California — 4.5%
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation), 5.00%, 05/15/25	235,378
1,410,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/29	1,822,114
1,160,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/30	1,525,620
1,360,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/31	1,822,967
1,840,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/32	2,456,484
1,805,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/33	2,389,983
1,930,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/34	2,546,107
Principal Amount		Value
California (continued)
$2,000,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/46	$2,546,055
1,865,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series B, 5.00%, 05/15/35	2,502,020
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A, 5.00%, 10/01/23	1,668,642
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/22	5,141,386
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,753,704
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub- Series B, 5.00%, 08/15/49(b)	4,122,554
6,850,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	6,873,713
3,800,000	San Diego County Water Authority Refunding Revenue Bonds, Sub- Series S1, 5.00%, 05/01/28	4,912,469
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	929,912
1,000,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, 5.00%, 08/01/24	1,153,289
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series 2020, 5.00%, 05/01/37	12,730,354

66

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$2,340,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	$3,116,173
2,090,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	2,765,321
1,860,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/34	2,437,787
1,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/35	1,305,681
1,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series B, 5.00%, 05/01/31	1,362,838
1,250,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series B, 5.00%, 05/01/32	1,695,329
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/21	5,000,000
4,380,000	State of California Advance Refunding GO, 5.00%, 08/01/25	5,243,071
6,095,000	State of California Advance Refunding GO, 5.00%, 09/01/25	7,316,748
Principal Amount		Value
California (continued)
$4,475,000	State of California Advance Refunding GO, 5.00%, 11/01/25	$5,402,228
4,530,000	State of California Advance Refunding GO, 5.00%, 09/01/25	5,438,042
2,630,000	State of California Current Refunding GO, 5.00%, 10/01/25	3,166,087
3,250,000	State of California Current Refunding GO, 5.00%, 08/01/26	4,012,539
2,000,000	State of California Current Refunding GO, 5.00%, 04/01/27	2,509,113
8,695,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	12,211,357
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, 5.00%, 12/01/22	1,745,161
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/21	2,946,014
7,000,000	State of California Public Improvements GO, 5.00%, 09/01/22	7,455,020
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,535,723
5,715,000	State of California Public Improvements GO, 5.00%, 10/01/27	6,946,962
750,000	State of California Refunding GO, 5.00%, 04/01/24	855,015
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,265,272
7,230,000	State of California School Improvements GO, 5.00%, 11/01/28	9,174,717
6,360,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AJ, 4.60%, 05/15/31	7,426,766

67

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$1,235,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/37	$1,646,691
1,215,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/38	1,612,999
		176,725,405
Colorado — 2.4%
10,000,000	City & County of Denver CO Airport System Revenue, 5.00%, 12/01/32	12,551,035
5,850,000	City & County of Denver CO Airport System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 12/01/28	7,475,462
8,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/22	8,580,131
2,175,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/32	2,886,869
5,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/23	5,605,396
2,300,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/25	2,764,031
4,000,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series D, 5.00%, 11/15/31(b)	4,287,506
2,060,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	2,378,930
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/24	2,331,658
Principal Amount		Value
Colorado (continued)
$100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	$112,255
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,273,215
2,895,000	Regional Transportation District Sales Tax Revenue Advance Refunding Revenue Bonds, 0.90%, 11/01/26	2,878,847
4,275,000	Regional Transportation District Sales Tax Revenue Advance Refunding Revenue Bonds, 1.18%, 11/01/27	4,223,120
12,000,000	Regional Transportation District Sales Tax Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/29	15,864,667
15,000,000	Regional Transportation District Sales Tax Revenue Current Refunding Revenue Bonds, 4.00%, 11/01/39	18,398,573
890,000	Weld County School District No RE-2 Eaton Schools Improvements GO, (State Aid Intercept Program), 5.00%, 12/01/23	999,073
1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 05/15/26	1,977,871
		94,588,639
Connecticut — 3.0%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 1.45%, 07/01/42(b)(c)	9,138,510
10,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series A-4, 2.00%, 07/01/49(b)	10,142,973

68

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Connecticut (continued)
$8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(b)	$11,301,029
10,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	12,677,856
1,000,000	Hartford County Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	1,126,532
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/23	363,172
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	7,033,580
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A, 5.00%, 03/01/29	2,752,983
1,380,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	1,706,923
32,445,000	State of Connecticut Refunding GO, Series C, 5.00%, 06/01/23	34,137,029
2,200,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, 5.00%, 05/01/29	2,868,293
1,245,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/26	1,518,780
1,700,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/27	2,128,039
Principal Amount		Value
Connecticut (continued)
$1,715,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/28	$2,195,038
1,700,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/29	2,215,026
1,500,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/30	1,989,577
2,000,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/31	2,699,536
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	3,287,637
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,325,660
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,195,947
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,735,739
		118,539,859
Delaware — 2.7%
10,000,000	Delaware State Health Facilities Authority Current Refundin Revenue Bonds, 5.00%, 10/01/45	12,507,869
2,415,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/28	3,092,398
1,165,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/29	1,519,036

69

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Delaware (continued)
$1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/30	$1,657,360
1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/31	1,646,884
5,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/32	6,667,113
1,500,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/32	1,967,220
3,400,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/33	4,513,086
1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/33	1,633,194
1,875,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/34	2,442,396
1,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/35	1,299,452
3,825,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/26	4,701,864
10,000,000	State of Delaware Current Refunding GO, 5.00%, 02/01/28	12,854,956
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	9,821,764
10,800,000	State of Delaware Public Facilities GO, 5.00%, 02/01/25	12,686,924
9,650,000	State of Delaware Public Facilities GO, 5.00%, 02/01/26	11,725,396
10,000,000	State of Delaware Public Facilities GO, 5.00%, 02/01/28	12,854,956
Principal Amount		Value
Delaware (continued)
$2,885,000	State of Delaware Public Improvements GO, 5.00%, 03/01/24	$3,275,374
		106,867,242
District of Columbia — 1.8%
8,000,000	District of Columbia, 5.00%, 10/01/21	8,161,325
3,000,000	District of Columbia, 5.00%, 05/01/37	3,926,924
1,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 06/01/25	1,189,740
4,145,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/25	4,881,721
8,800,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	10,707,045
3,500,000	District of Columbia Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	4,453,973
11,735,000	District of Columbia Refunding Revenue Bonds, Series C, 5.00%, 10/01/23	13,102,549
9,340,000	District of Columbia Transit Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	11,364,069
10,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series B, 5.00%, 10/01/52	12,056,409
		69,843,755
Florida — 4.3%
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds, 5.00%, 11/01/26	4,608,616
4,620,000	Florida Department of Management Services Current Refunding Revenue Bonds, Series A, 5.00%, 09/01/28	5,841,594
1,065,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 4.00%, 10/01/22	1,122,661

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Florida (continued)
$1,255,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 4.00%, 10/01/24	$1,408,260
1,000,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 5.00%, 10/01/25	1,194,622
15,380,000	State of Florida Current Refunding GO, 5.00%, 07/01/29	20,300,717
16,355,000	State of Florida Current Refunding GO, 5.00%, 07/01/30	22,016,108
10,000,000	State of Florida Current Refunding GO, 5.00%, 07/01/24	11,507,409
3,475,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/24	3,983,925
2,565,000	State of Florida Current Refunding GO, Series D, 5.00%, 06/01/23	2,824,713
1,750,000	State of Florida Current Refunding GO, Series F, 5.00%, 06/01/28	2,133,036
11,525,000	State of Florida Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	15,033,208
12,105,000	State of Florida Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	16,083,486
12,710,000	State of Florida Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/31	17,222,719
13,345,000	State of Florida Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	18,436,118
2,380,000	State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/22	2,514,970
Principal Amount		Value
Florida (continued)
$2,465,000	State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/22	$2,604,790
9,800,000	State of Florida Refunding GO, 5.00%, 07/01/24	10,356,278
5,350,000	State of Florida Refunding GO, Series C, 5.00%, 06/01/23	5,891,703
3,895,000	State of Florida Refunding GO, Series C, 5.00%, 06/01/24	4,291,096
		169,376,029
Georgia — 4.2%
1,185,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds, 5.00%, 07/01/21	1,194,151
1,950,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds, 5.00%, 07/01/23	2,151,478
18,000,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds, Series A, 4.00%, 07/01/49	20,906,213
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	813,383
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	2,296,696
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	3,568,543
2,225,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	2,732,521
9,445,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	11,896,002

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Georgia (continued)
$3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	$3,871,152
1,400,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	1,602,916
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	2,365,393
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	2,433,416
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	3,737,512
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/28	3,823,270
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/21	262,380
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	2,985,988
10,000,000	County of Forsyth Public Improvements GO, 5.00%, 09/01/25	11,990,195
5,310,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/22	5,504,832
4,250,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/23	4,602,843
6,010,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/25	7,020,047
3,000,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/26	3,614,877
1,555,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/29	2,009,417
Principal Amount		Value
Georgia (continued)
$1,750,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/28	$2,253,892
2,000,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/28	2,575,876
3,190,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/29	4,197,637
3,800,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/29	5,000,321
3,000,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/30	4,025,014
2,500,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/30	3,354,178
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/21	2,007,346
3,935,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding), 5.00%, 02/01/22	4,077,608
1,975,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding), 5.00%, 02/01/23	2,141,545
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,896,389
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,341,497
3,265,000	State of Georgia Advance Refunding GO, Series C-1, 5.00%, 01/01/24	3,683,931
1,950,000	State of Georgia Public Improvements GO, Series A-2, 5.00%, 02/01/25	2,200,585

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Georgia (continued)
$2,230,000	State of Georgia School Improvements GO, Series A-1, 5.00%, 02/01/25	$2,620,527
18,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	20,400,826
		163,160,397
Hawaii — 3.1%
10,000,000	City & County of Honolulu HI Refunding GO, 5.00%, 09/01/25	11,971,143
4,940,000	City & County of Honolulu HI Transit Improvements GO, 5.00%, 09/01/29(b)	5,413,067
3,000,000	City & County of Honolulu Public Improvements Refunding GO, Series D, 5.00%, 08/01/23	3,324,996
2,500,000	State of Hawaii Airports System Revenue, 5.00%, 07/01/35	3,075,901
10,000,000	State of Hawaii Airports System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/31	12,970,117
10,000,000	State of Hawaii Airports System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/32	12,872,655
5,865,000	State of Hawaii Airports System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/33	7,521,535
2,000,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.71%, 07/01/26	2,023,537
2,250,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.81%, 07/01/27	2,242,595
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,007,625
Principal Amount		Value
Hawaii (continued)
$1,500,000	State of Hawaii Harbor System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/26	$1,808,161
4,165,000	State of Hawaii Harbor System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/27	5,146,698
5,000,000	State of Hawaii Harbor System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/28	6,313,018
3,915,000	State of Hawaii Harbor System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/29	5,018,755
3,750,000	State of Hawaii Harbor System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/30	4,887,931
8,000,000	State of Hawaii Harbor System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 4.00%, 07/01/31	9,618,619
10,000,000	State of Hawaii Harbor System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 4.00%, 07/01/32	11,930,591
2,500,000	State of Hawaii Harbor System Revenue Current Refunding Revenue Bonds, Series C, 4.00%, 07/01/31	3,082,364
5,420,000	State of Hawaii Public Improvements GO, Series EH, 5.00%, 08/01/33(a)	6,004,164
2,515,000	State of Hawaii Public Improvements GO, Series FK, 5.00%, 05/01/29	3,115,074
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F, 5.00%, 10/01/21	1,601,135
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F, 5.00%, 10/01/22	1,260,482
		122,210,163

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Idaho — 0.1%
$900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	$1,062,927
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,598,158
		2,661,085
Illinois — 0.2%
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	3,772,556
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,148,245
		5,920,801
Indiana — 0.1%
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	248,335
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,373,595
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	264,030
2,000,000	Indiana Finance Authority University Health Obligated Group Revenue Bonds, 1.65%, 12/01/42(a)(b)	2,019,731
		3,905,691
Iowa — 0.5%
5,675,000	County of Polk Current Refunding GO, Series C, 5.00%, 06/01/21	5,695,889
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/21	6,182,467
Principal Amount		Value
Iowa (continued)
$4,000,000	Iowa Finance Authority Green Bond, Series A, 5.00%, 08/01/35	$5,323,100
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/28	3,652,952
		20,854,408
Kansas — 0.0%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,396,198
Maine — 0.0%
725,000	Maine Governmental Facilities Authority Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/23	807,998
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	5,038
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	166,242
		979,278
Maryland — 4.5%
5,735,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/27	6,743,029
2,810,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/28	3,304,305
1,200,000	County of Baltimore Refunding GO, (Special Assessment), 5.00%, 02/01/29	1,440,913
2,730,000	County of Baltimore Refunding Notes GO, 5.00%, 03/01/23	2,972,790
3,835,000	County of Baltimore Refunding Public Notes GO, 5.00%, 03/01/23	4,176,063
8,165,000	County of Baltimore Refunding Public Notes GO, 5.00%, 03/01/24	9,267,336

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Maryland (continued)
$2,860,000	County of Charles Public School Improvements GO, 5.00%, 10/01/21	$2,917,554
1,500,000	County of Frederick Refunding GO, Series A, 5.00%, 02/01/25	1,762,073
1,750,000	County of Howard MD Advance Refunding Public Improvements GO, Series C, 1.45%, 08/15/24	1,804,448
1,010,000	County of Howard MD Advance Refunding Public Improvements GO, Series C, 1.55%, 08/15/25	1,049,235
4,500,000	County of Montgomery Advance Refunding GO, Series B, 5.00%, 06/01/23	4,953,655
6,650,000	County of Montgomery Advance Refunding GO, Series C, 5.00%, 10/01/22	7,109,442
2,000,000	County of Montgomery Public Improvements GO, Series A, 5.00%, 12/01/27	2,323,006
1,200,000	County of Montgomery Refunding GO, Series A, 5.00%, 11/01/23	1,344,136
3,185,000	County of Prince George’s Public School Improvement GO, Series A, 5.00%, 09/15/25	3,822,292
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,576,676
9,355,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/25	11,149,264
1,000,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/23	1,104,698
945,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/24	1,086,804
Principal Amount		Value
Maryland (continued)
$2,750,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	$3,634,910
1,000,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	1,348,213
1,000,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/31	1,374,508
1,250,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	1,708,254
7,585,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/24	8,753,029
9,255,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/25	11,052,746
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 02/01/25	6,501,492
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	11,572,609
8,035,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/24(a)	8,910,597
4,350,000	State of Maryland Refunding GO, Series 2-C, 5.00%, 08/01/23	4,823,321
6,700,000	State of Maryland School Improvements GO, 5.00%, 06/01/23	7,376,918
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 03/15/23	21,820,488
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 5.00%, 06/01/22	7,894,746

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Maryland (continued)
$5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series, 5.00%, 06/01/25	$5,944,224
		174,623,774
Massachusetts — 4.1%
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/27	8,120,744
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	15,854,314
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/26	11,542,342
2,250,000	Commonwealth of Massachusetts Advance Refunding GO, Series E, 0.99%, 11/01/26	2,233,427
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	3,058,489
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,353,359
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM), 5.25%, 11/01/26	10,028,731
4,500,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	5,481,128
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B, 5.00%, 07/01/33	1,171,328
1,200,000	Massachusetts Bay Transportation Authority Transit Improvements Revenue Bonds, Series A-1, 0.00%, 07/01/21	1,209,344
2,000,000	Massachusetts Bay Transportation Authority Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/24	2,298,062
Principal Amount		Value
Massachusetts (continued)
$1,500,000	Massachusetts Bay Transportation Authority Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/25	$1,784,272
1,000,000	Massachusetts Bay Transportation Authority Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/26	1,228,099
1,000,000	Massachusetts Bay Transportation Authority Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/28	1,291,993
3,325,000	Massachusetts Clean Water Trust (The), 5.00%, 08/01/31	4,472,428
5,000,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Series 2020, 5.00%, 02/01/36	5,785,090
5,500,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Sub Series 2017A, 5.00%, 02/01/33	5,936,928
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017, 5.00%, 08/01/21	8,601,024
2,265,000	Massachusetts Clean Water Trust Revenue Bond, 5.00%, 02/01/29	2,968,260
2,380,000	Massachusetts Clean Water Trust Revenue Bond, 5.00%, 02/01/30	3,185,225
2,000,000	Massachusetts Clean Water Trust Revenue Bond, 5.00%, 02/01/31	2,730,660
5,035,000	Massachusetts Clean Water Trust Revenue Bond, 5.00%, 02/01/32	6,828,266
4,050,000	Massachusetts Development Finance Agency, 5.00%, 10/15/26	5,033,140
10,000,000	Massachusetts Development Finance Agency, 5.00%, 10/15/27	12,774,439
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/33	6,091,366

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Massachusetts (continued)
$1,000,000	Massachusetts Port Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	$1,334,524
1,500,000	Massachusetts Port Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/36	1,965,721
1,000,000	Massachusetts Port Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/37	1,305,913
3,500,000	Massachusetts School Building Authority Refunding Revenue Bonds, Senior Series A, 5.00%, 08/15/23	3,716,602
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	530,394
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B, (AGM), 5.25%, 08/01/26	10,617,847
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/22	2,864,126
5,875,000	Pioneer Valley Transit Authority, 2.00%, 07/16/21	5,894,618
		160,292,203
Michigan — 0.3%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	218,820
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program), 5.00%, 10/15/21	1,021,994
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program), 5.00%, 04/15/24	1,139,235
1,000,000	Michigan State University Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	1,178,214
2,250,000	University of Michigan, 1.37%, 04/01/27	2,276,651
Principal Amount		Value
Michigan (continued)
$1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	$1,044,758
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A, 5.00%, 04/01/26	3,659,727
1,500,000	University of Michigan University & College Improvements Revenue Bonds, Series B, 1.00%, 04/01/25	1,521,319
290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF), 5.00%, 11/01/22	310,768
		12,371,486
Minnesota — 1.5%
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,708,921
1,000,000	City of Rochester Advance Refunding GO, Series B, 5.00%, 12/01/24	1,166,218
10,000,000	Metropolitan Council Transit Improvements GO, Series B, 5.00%, 12/01/23	11,240,750
10,000,000	Metropolitan Council Transit Improvements GO, Series B, 5.00%, 12/01/24	11,676,454
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 03/01/27	2,205,421
2,535,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/23	2,748,303
2,805,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	3,170,641
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A, 5.00%, 02/01/25	2,576,292

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Minnesota (continued)
$2,335,000	State of Minnesota, 5.00%, 08/01/23	$2,589,628
2,870,000	State of Minnesota Highway Improvements GO, Series B, 5.00%, 10/01/23	3,205,197
785,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	863,447
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,597,911
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,131,279
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,318,817
5,170,000	Virginia Independent School District No 706 School Improvement GO, Series A, (School District Credit Program), 5.00%, 02/01/25	6,060,610
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,128,588
		58,388,477
Mississippi — 0.4%
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program), 5.00%, 01/01/23	614,380
2,310,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	2,687,227
10,000,000	State of Mississippi Public Improvements GO, Series B, 5.00%, 12/01/31(a)	11,245,988
		14,547,595
Missouri — 0.3%
4,000,000	Health & Educational Facilities Authority of the State of Missouri Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/31	5,411,141
Principal Amount		Value
Missouri (continued)
$905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	$1,056,740
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,039,244
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	566,289
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,035,572
		11,108,986
Montana — 0.1%
1,000,000	State of Montana Public Facilities GO, Series G, 5.00%, 08/01/27	1,265,693
1,500,000	State of Montana Public Facilities GO, Series G, 5.00%, 08/01/28	1,945,327
		3,211,020
Nevada — 0.1%
4,000,000	Las Vegas Valley Water District Current Refunding GO, Series A, 5.00%, 06/01/30	5,366,685
New Hampshire — 0.2%
3,990,000	State of New Hampshire Public Improvements GO, Series B, 5.00%, 12/01/21	4,103,062
3,990,000	State of New Hampshire Public Improvements GO, Series B, 5.00%, 12/01/22	4,298,926
		8,401,988
New Jersey — 3.2%
1,060,000	County of Ocean Current Refunding GO, Series B, 4.00%, 08/01/24	1,189,017

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$1,825,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/24	$2,106,035
1,255,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/25	1,501,122
1,340,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/27	1,703,548
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B, 5.00%, 12/01/23	1,123,933
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B, 5.00%, 12/01/24	1,167,775
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	215,518
2,000,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 11/01/21	2,046,650
3,295,000	New Jersey Economic Development Authority Refunding Revenue Bonds, Series GG, 5.00%, 09/01/21	3,304,552
5,095,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/31	7,017,577
4,920,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, 5.00%, 09/01/22	5,228,251
1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/23	1,651,894
Principal Amount		Value
New Jersey (continued)
$990,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds, 5.00%, 07/01/21	$997,532
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds, 5.00%, 07/01/23	1,103,093
1,855,000	New Jersey Transit Corp. Refunding Revenue Bonds, Series A, 5.00%, 09/15/21	1,884,677
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds, 5.00%, 06/15/23	9,332,318
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds (NATL-RE), 5.25%, 12/15/21	5,153,245
3,860,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.50%, 12/15/21	3,984,220
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,061,298
7,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B (NATL-RE), 5.50%, 12/15/21	7,225,269
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,620,464
650,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, 5.00%, 06/15/21	653,595
440,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series AA, 5.00%, 06/15/21	442,377
2,775,000	New Jersey Turnpike Authority, 5.00%, 01/01/27	3,424,383

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$2,145,000	New Jersey Turnpike Authority, 5.00%, 01/01/29	$2,440,628
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,896,225
4,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	3,888,019
3,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.86%, 01/01/31	3,366,374
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,234,012
2,380,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	2,770,544
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/29	2,441,657
3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/32	3,747,440
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/33	3,456,825
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds,Series A, 5.00%, 01/01/34	4,840,026
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,997,754
18,500,000	State of New Jersey COVID-19 (State Aid Withholding) GO, 5.00%, 06/01/24	21,123,476
		126,341,323
Principal Amount		Value
New York — 18.2%
$10,025,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/21	$10,143,653
30,000,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	31,819,731
9,005,000	City of New York Current Refunding GO, Series A-1, 5.00%, 08/01/30	11,938,561
15,000,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/23	16,599,944
9,400,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	10,801,361
8,000,000	City of New York GO, Sub-Series B-3, 0.21%, 10/01/46(b)	8,000,000
1,400,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/28(c)	1,781,049
2,000,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/29(c)	2,596,240
2,910,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,086,514
32,750,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(b)(c)	35,964,851
1,500,000	City of New York Public Improvements GO, Subseries F-1, 5.00%, 04/01/43	1,828,478
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	689,428
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	8,665,573
3,575,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	3,702,121
2,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	2,529,589

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	$19,622,167
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/25	5,527,363
9,450,000	City of New York Refunding GO, Series J, Subseries J11, 5.00%, 08/01/25(c)	11,224,118
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,018,212
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,532,479
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/28	291,094
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/29	1,230,617
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	3,207,331
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2, 5.00%, 11/15/48(b)	21,332,416
940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1, 5.00%, 11/15/27	1,179,048
24,820,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 09/01/22	26,361,280
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	1,973,449
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	1,958,071
Principal Amount		Value
New York (continued)
$6,250,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	$8,471,120
5,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 0.83%, 11/15/26	4,899,716
4,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	3,884,294
10,050,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G, 2.00%, 11/01/57(b)	10,056,060
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	2,876,280
7,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding), 5.00%, 07/15/28	9,653,054
1,670,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/24	1,921,355
3,270,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/28	4,208,731
2,750,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/29	3,600,967

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$2,285,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/30	$3,050,746
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	984,161
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,511,794
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series B, 5.00%, 11/01/21	16,304,950
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series G, 5.00%, 11/01/21	2,483,637
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series H, 5.00%, 11/01/21	1,572,117
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/21	4,096,721
9,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/22	10,195,163
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1, 5.00%, 05/01/22	3,146,282
Principal Amount		Value
New York (continued)
$2,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/29	$2,485,756
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	11,043,640
3,545,000	New York City Water & Sewer System Current Refunding Revenue, 5.00%, 06/15/24	4,070,106
1,000,000	New York City Water & Sewer System Current Refunding Revenue Bonds, 5.00%, 06/15/29	1,320,548
8,800,000	New York City Water & Sewer System Current Refunding Revenue Bonds, 5.00%, 06/15/31	12,033,680
2,350,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series AA-2, 5.00%, 06/15/30	3,160,354
6,200,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	6,975,909
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2, 5.00%, 06/15/24	1,078,616
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	5,141,386
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	9,922,946
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	8,118,824
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	15,898,789

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	$2,377,224
5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding), 5.00%, 01/15/30	6,210,405
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A, 5.00%, 03/15/22	9,140,191
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,838,257
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	4,698,329
6,600,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E, 5.00%, 03/15/30	8,500,181
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 02/15/27	1,225,502
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/27	7,854,812
4,185,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/28	5,339,510
5,200,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	5,896,732
12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A-Group 2, 5.00%, 03/15/29	15,336,848
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/27	28,322,281
Principal Amount		Value
New York (continued)
$13,375,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series D, 5.00%, 02/15/25	$15,691,800
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C, 5.00%, 03/15/30	8,026,312
7,305,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/22	7,613,352
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	1,907,168
3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds, 5.00%, 06/15/29	3,428,249
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,271,256
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,546,232
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	6,912,396
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C, 5.00%, 03/15/22	5,841,593
4,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/28	5,094,296
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	6,487,147

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/31	$6,658,316
10,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/32	13,253,393
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	4,903,603
2,810,000	Port Authority of New York & New Jersey, 5.00%, 07/15/21	2,836,574
2,270,000	Port Authority of New York & New Jersey, 5.00%, 07/15/22	2,399,939
2,800,000	Port Authority of New York & New Jersey, 5.00%, 07/15/23	3,088,411
1,000,000	Port Authority of New York & New Jersey, 5.00%, 07/15/24	1,144,821
3,195,000	Port Authority of New York & New Jersey, 5.00%, 07/15/25	3,776,154
3,885,000	Port Authority of New York & New Jersey, 5.00%, 07/15/26	4,720,945
4,255,000	Port Authority of New York & New Jersey, 5.00%, 07/15/27	5,291,456
3,340,000	Port Authority of New York & New Jersey, 5.00%, 07/15/28	4,233,505
4,750,000	Port Authority of New York & New Jersey, 5.00%, 07/15/29	6,114,452
5,020,000	Port Authority of New York & New Jersey, 5.00%, 07/15/30	6,547,970
16,725,000	Port Authority of New York & New Jersey Cash Flow Management Revenue Bonds, Series AAA, 1.09%, 07/01/23	16,985,370
3,500,000	Port Authority of New York & New Jersey Current Refunding Revenue Bonds, Series 223, 5.00%, 07/15/30	4,565,317
Principal Amount		Value
New York (continued)
$5,000,000	Port Authority of New York & New Jersey Current Refunding Revenue Bonds, Series 223, 5.00%, 07/15/31	$6,612,119
6,000,000	Port Authority of New York & New Jersey Current Refunding Revenue Bonds, Series 223, 5.00%, 07/15/32	7,908,851
2,050,000	Port Authority of New York & New Jersey Current Refunding Revenue Bonds, Series 223, 4.00%, 07/15/35	2,456,828
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	4,713,031
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	6,574,762
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,725,514
		708,843,844
North Carolina — 2.0%
7,225,000	County of Wake Refunding Public Notes GO, Series A, 5.00%, 03/01/26	8,802,316
2,260,000	County of Wake Repayment of Bank Loan Revenue Bonds, 5.00%, 03/01/32	3,069,457
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	677,459
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds, 5.00%, 12/01/25	1,205,993
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A, 5.00%, 01/01/22	2,064,612
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A, 5.00%, 01/01/23(a)	2,113,179

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
North Carolina (continued)
$325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	$331,499
3,250,000	State of North Carolina Advance Refunding Revenue Bonds, 5.00%, 03/01/22	3,381,290
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	14,250,661
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	2,294,493
5,000,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/29	6,523,775
6,675,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/30	8,622,322
1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/22	1,572,833
8,750,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/29	11,494,210
8,025,000	State of North Carolina Public Improvements GO, Series A, 5.00%, 06/01/26	9,853,652
		76,257,751
Ohio — 3.6%
750,000	Akron Bath Copley Joint Township Hospital District Current Refunding Revenue Bonds, 4.00%, 11/15/35	866,982
1,000,000	Akron Bath Copley Joint Township Hospital District Current Refunding Revenue Bonds, 4.00%, 11/15/36	1,153,887
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/23	1,319,001
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,165,829
Principal Amount		Value
Ohio (continued)
$1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/25	$1,549,701
3,730,000	City of Columbus Refunding GO, Series 1, 5.00%, 07/01/21	3,759,045
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,220,742
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,183,894
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,162,723
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,757,420
1,350,000	County of Montgomery Current Refunding Revenue Bonds, 5.00%, 08/01/30	1,781,510
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,121,178
6,000,000	Ohio Turnpike & Infrastructure Commission Highway Improvements Revenue Bonds, Series A, 5.00%, 02/15/46	7,770,036
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,676,843
2,350,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/21	2,358,650
875,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/22	921,054

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Ohio (continued)
$3,375,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/23	$3,715,241
3,300,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/24	3,783,295
1,410,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/25	1,675,010
1,450,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/26	1,777,141
2,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/27	2,523,078
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bond, Series A, 5.00%, 12/01/24	11,685,546
10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, 5.00%, 06/01/28	13,223,389
3,045,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/42(a)	3,204,927
2,350,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/45(a)	2,473,425
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	351,416
1,075,000	State of North Carolina Highway capital Improvements GO, Series Q, 5.00%, 05/01/21	1,075,000
16,790,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 12/15/24	19,620,905
Principal Amount		Value
Ohio (continued)
$1,000,000	State of Ohio Advance Refunding Revenue Bonds, 5.00%, 10/01/21	$1,019,873
6,670,000	State of Ohio Current Refunding GO, Series B, 5.00%, 09/15/29	8,852,871
300,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	346,620
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,669,555
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, 5.00%, 06/01/25	2,367,867
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	1,599,033
5,000,000	State of Ohio School Improvements GO, Series B, 5.00%, 06/15/23	5,513,110
2,200,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28(a)	2,306,596
7,505,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/27	9,436,699
5,445,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28	6,428,432
		138,417,524
Oklahoma — 0.8%
3,650,000	City of Oklahoma City Public Improvements GO, 5.00%, 03/01/26	4,440,990
1,670,000	Oklahoma Capitol Improvement Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/29	2,175,317
1,500,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,688,615

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Oklahoma (continued)
$1,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	$1,166,873
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/26	2,409,220
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/27	2,480,544
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/28	2,544,751
2,315,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/29	3,012,180
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/26	6,023,050
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/28	3,798,041
		29,739,581
Oregon — 1.2%
8,035,000	City of Portland Sewer System Revenue Sewer Improvements Revenue Bonds, Series A, 5.00%, 03/01/30	10,728,194
1,600,000	Medford Hospital Facilities Authority, 5.00%, 08/15/38	2,072,711
3,290,000	State of Oregon Advance Refunding GO, Series M, 5.00%, 11/01/23	3,686,051
10,350,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/25	12,259,999
4,900,000	State of Oregon Public Facilities GO, 5.00%, 05/01/29	6,458,847
3,725,000	State of Oregon Public Facilities GO, 5.00%, 05/01/32	5,073,008
Principal Amount		Value
Oregon (continued)
$4,140,000	State of Oregon Refunding GO, Series G, 5.00%, 11/01/30(a)	$4,641,389
		44,920,199
Pennsylvania — 1.4%
15,000,000	Commonwealth of Pennsylvania Advance Refunding GO, 5.00%, 07/15/26	18,407,973
9,775,000	Commonwealth of Pennsylvania Current Refunding GO, 1St Series, 5.00%, 07/01/21	9,850,799
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1, 5.00%, 03/01/22	5,201,558
8,245,000	General Authority of Southcentral Pennsylvania Pre-refunded Refunding Revenue Bonds, 5.00%, 06/01/44(a)	9,435,694
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	1,228,422
4,120,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/21	4,142,740
2,755,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/22	2,903,332
3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/23	3,859,177
		55,029,695
Rhode Island — 0.4%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	7,647,639
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,149,452
550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D, 5.00%, 04/01/24	623,398

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Rhode Island (continued)
$960,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/24	$1,094,867
1,010,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/25	1,192,181
		13,707,537
South Carolina — 0.5%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District), 5.00%, 03/01/22	3,745,122
4,010,000	Darlington County School District School Improvement GO (South Carolina School District), 5.00%, 03/01/27	5,021,943
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District), 5.00%, 03/01/26	2,859,268
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding), 5.00%, 04/01/22	1,551,605
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding), 5.00%, 04/01/22	4,889,908
		18,067,846
South Dakota — 0.9%
2,125,000	South Dakota Conservancy District, 5.00%, 08/01/29	2,815,553
1,950,000	South Dakota Conservancy District, 5.00%, 08/01/31	2,622,928
1,500,000	South Dakota Conservancy District, 5.00%, 08/01/33	2,010,203
1,020,000	South Dakota Conservancy District, 5.00%, 08/01/35	1,359,493
1,400,000	South Dakota Conservancy District, 5.00%, 08/01/36	1,859,925
1,850,000	South Dakota Conservancy District, 5.00%, 08/01/37	2,449,915
4,910,000	South Dakota Conservancy District, 5.00%, 08/01/38	6,484,397
Principal Amount		Value
South Dakota (continued)
$5,155,000	South Dakota Conservancy District, 5.00%, 08/01/39	$6,790,879
3,820,000	South Dakota Conservancy District, 5.00%, 08/01/41	4,996,058
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/29	2,809,853
		34,199,204
Tennessee — 0.4%
3,070,000	City of Knoxville Public Facilities GO, 5.00%, 05/01/31	4,208,222
1,000,000	County of Montgomery Advance Refunding School Improvements GO, 5.00%, 04/01/26	1,218,822
5,105,000	County of Shelby Refunding GO, 5.00%, 04/01/22	5,332,530
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A, 5.00%, 05/15/23	439,318
1,005,000	State of Tennessee Refunding GO, Series A, 5.00%, 09/01/23	1,117,993
2,000,000	State of Tennessee Refunding Notes GO, Series A, 5.00%, 08/01/21	2,023,721
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,044,093
		15,384,699
Texas — 12.4%
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 02/15/22	1,038,463
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,009,128
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/26	2,084,283

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Texas (continued)
$485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/23	$525,719
1,315,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	1,614,344
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/21	1,011,885
6,955,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/30	9,401,482
1,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	1,378,944
6,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 4.00%, 08/15/35	7,562,499
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,318,464
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,895,254
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD), 2.50%, 02/01/47(b)	5,146,966
1,700,000	City of Austin Public Improvements GO, 5.00%, 11/01/22	1,824,398
3,000,000	City of Austin TX Electric Utility Revenue Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	3,897,997
190,000	City of Austin TX Water & Wastewater System Revenue, 5.00%, 11/15/21	194,844
810,000	City of Austin TX Water & Wastewater System Revenue, 5.00%, 11/15/21	831,135
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	6,176,481
Principal Amount		Value
Texas (continued)
$2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue, 4.00%, 07/01/21	$2,374,413
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue, 4.00%, 07/01/22	2,551,234
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,720,402
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,057,827
1,715,000	City of Dallas TX Waterworks & Sewer System Revenue, 5.00%, 10/01/28	2,226,812
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,252,712
1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	1,941,024
1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	1,554,397
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	939,033
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	396,084
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26(a)	1,416,655
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue, 5.00%, 02/15/25	6,039,288
7,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 4.00%, 07/01/47	8,614,766
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/26	1,220,681
2,460,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/27	3,081,515

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/28	$1,923,562
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 0.88%, 07/01/22	1,005,404
5,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 1.05%, 07/01/23	5,556,871
2,040,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/25	2,399,793
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/26	2,871,132
1,815,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	2,016,364
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,435,429
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding, 5.00%, 08/01/25	1,431,782
875,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/24	991,103
1,000,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/25	1,174,229
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,420,012
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	477,656
1,500,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	1,699,482
Principal Amount		Value
Texas (continued)
$2,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	$2,350,109
10,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/28	12,813,435
2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	2,534,641
7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/29	9,147,521
2,910,000	County of Bexar Refunding GO, 5.00%, 06/15/22	3,068,698
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	764,161
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,724,473
1,485,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/24	1,722,613
1,850,000	County of Williamson Limited Tax Advance Refunding GO, 5.00%, 02/15/24	2,093,263
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	420,354
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	870,880
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,162,988
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	9,036,934
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,268,681

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/27	$2,214,949
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,510,339
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,734,018
1,285,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	1,507,825
8,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B, 5.00%, 10/01/52(b)	9,420,882
8,000,000	Grand Parkway Transportation Corp. Highway Improvements Revenue Bonds, Series A, 5.50%, 04/01/53(a)	9,022,294
5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	5,582,679
5,030,000	Harris County Metropolitan Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 11/01/23(a)	5,151,374
1,970,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/28	2,542,585
2,000,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/29	2,633,332
2,150,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/30	2,883,762
1,500,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/31	2,005,323
1,000,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/32	1,333,884
Principal Amount		Value
Texas (continued)
$2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	$2,782,219
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	660,006
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	584,031
750,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/23	831,428
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	11,986,910
4,455,000	Lone Star College System Advance Refunding GO, Series B, 5.00%, 02/15/23	4,841,563
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	2,019,996
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	272,535
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,180,245
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	3,917,173
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/23	1,115,190
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/24	1,222,733
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/23	1,592,336

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/25	$1,969,192
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/26	719,311
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/24	669,043
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/25	1,396,336
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/21	1,013,798
3,000,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/23	3,260,312
2,525,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	2,964,929
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,241,131
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/28	1,462,403
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	259,596
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD), 5.00%, 02/15/25(a)	4,804,356
24,150,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	28,681,530
Principal Amount		Value
Texas (continued)
$1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	$1,657,325
5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/26	6,069,523
1,050,000	Point Isabel Independent School District, 5.00%, 02/01/25	1,229,166
1,995,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	2,332,737
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,174,229
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	981,753
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,129,608
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,236,604
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,188,762
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/23	1,475,501
1,185,000	San Antonio Water System, 5.00%, 05/15/36	1,552,794
2,600,000	San Antonio Water System, 5.00%, 05/15/39	3,372,849
5,000,000	San Antonio Water System, 5.00%, 05/15/41	6,456,358
205,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	242,115
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	2,295,699

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Texas (continued)
$7,180,000	Spring Independent School District Advance Refunding GO, Series A, 5.00%, 08/15/28	$8,778,203
25,000,000	State of Texas Cash Flow Management Revenue Notes, 4.00%, 08/26/21	25,307,488
3,720,000	State of Texas Highway Improvements Revenue Bonds GO, 5.00%, 04/01/44(a)	4,223,568
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	6,188,617
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	5,271,116
2,500,000	State of Texas Refunding Public Notes GO, Series A, 5.00%, 10/01/21	2,550,205
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/25	3,839,826
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/28	5,987,611
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	7,669,125
9,320,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/27	11,329,079
12,005,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/30(a)	12,538,936
3,500,000	State of Texas Transportation Commission Refunding GO, Series A, 5.00%, 10/01/22	3,741,812
2,500,000	State of Texas Water Financial Assistance Refunding GO, Series 2019 C, 5.00%, 08/01/22	2,652,292
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2, 5.00%, 08/01/28	1,149,081
Principal Amount		Value
Texas (continued)
$1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	$1,227,837
1,000,000	Temple Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	1,242,440
1,250,000	Texas A&M University, 0.59%, 05/15/24	1,254,157
1,770,000	Texas A&M University, 1.38%, 05/15/28	1,755,855
1,000,000	Texas A&M University University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/29	1,315,567
1,400,000	Texas A&M University University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/30	1,877,956
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/22	1,069,236
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	6,719,224
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A, 5.00%, 10/01/26	5,260,324
2,080,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/31	2,725,397
1,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/15/23	1,397,911
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds, 5.00%, 08/01/24	1,152,235

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Texas (continued)
$2,000,000	Trinity River Authority Central Regional Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 08/01/30	$2,697,093
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	531,412
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	1,863,791
935,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,078,543
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,489,322
1,000,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/27	1,264,142
1,065,000	University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	1,219,083
2,000,000	University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	2,219,284
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/26	8,627,658
3,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/21	3,041,307
640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	746,249
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,312,702
		481,382,954
Utah — 0.4%
610,000	City of Salt Lake City Ut Public Utilities Revenue Bonds, 5.00%, 02/01/29	799,862
Principal Amount		Value
Utah (continued)
$600,000	City of Salt Lake City Ut Public Utilities Revenue Bonds, 5.00%, 02/01/30	$783,088
840,000	Salt Lake County Municipal Building Authority Public Facilities Revenue Bonds, 5.00%, 01/15/31	1,051,781
10,000,000	State of Utah Highway Improvements Revenue Bonds GO, 5.00%, 07/01/26	12,309,667
		14,944,398
Virginia — 3.8%
3,045,000	City of Newport News Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 02/01/27	3,798,789
1,530,000	City of Newport News Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 02/01/29	2,003,537
2,975,000	City of Newport News Water Revenue Water Utility Improvements Revenue Bonds, 5.00%, 07/15/30	4,011,177
2,000,000	City of Richmond Public Utility Revenue, Advance Refunding Revenue Bonds, Series B, 2.35%, 01/15/27	2,127,146
2,955,000	City of Richmond Public Utility Revenue, Sewer Improvement Revenue Bonds, Series A, 5.00%, 01/15/34	3,872,067
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding), 5.00%, 06/01/28	8,803,248
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A, 5.00%, 06/01/22	4,017,072
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/22	7,483,623
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	6,248,641

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Virginia (continued)
$7,965,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/29	$9,954,525
2,715,000	County of Fairfax, 5.00%, 10/01/25	3,269,736
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds, 5.00%, 07/15/22(a)	2,180,907
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding), 5.00%, 12/01/26	9,378,705
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,354,614
5,285,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B, 5.00%, 02/01/24	5,972,361
2,800,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B, 5.00%, 02/01/25	3,283,484
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A, 5.00%, 02/01/27(a)	565,586
6,000,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, 5.00%, 09/15/29	7,571,210
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/23	2,855,007
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/28	6,840,182
2,510,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	2,736,494
Principal Amount		Value
Virginia (continued)
$815,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/25	$960,460
1,345,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/26	1,638,474
2,175,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/29	2,863,168
1,250,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/30	1,678,926
3,935,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/32	5,260,260
4,160,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/33	5,530,782
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23(a)	5,211,949
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	6,100,333
6,145,000	Virginia Public Building Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/26	7,572,439
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,494,297
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	2,825,558
2,790,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A, 5.00%, 10/01/23	3,113,700
1,500,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	1,865,645

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Virginia (continued)
$195,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	$226,884
955,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,113,335
		146,784,321
Washington — 2.2%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,053,924
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,282,763
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds, 5.00%, 01/01/27	1,924,103
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	963,414
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds, 5.00%, 07/01/30	1,241,712
7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B, 5.00%, 07/01/29	8,962,845
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, 5.00%, 07/01/27	12,235,281
3,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	3,554,892
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	4,114,331
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,208,145
5,395,000	King County Refunding GO, 5.00%, 07/01/26	6,318,921
9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY), 5.00%, 12/01/32	11,295,764
Principal Amount		Value
Washington (continued)
$3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY), 5.00%, 12/01/33	$3,754,998
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	902,291
5,000,000	Port of Seattle Refunding GO, 5.00%, 06/01/24	5,725,620
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	1,255,103
750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/23	841,916
750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/24	873,497
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	5,718,984
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY), 5.00%, 12/01/22	387,516
5,475,000	State of Washington Public Improvements GO, Series C, 5.00%, 02/01/30	6,391,419
800,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	845,218
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	5,167,003
		86,019,660
Wisconsin — 1.4%
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, 5.00%, 06/01/29(a)	5,378,746

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
Wisconsin (continued)
$1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1, 5.00%, 06/01/23	$1,099,782
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Refunding Revenue Bonds, Series 1, 5.00%, 06/01/26(a)	1,099,782
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	17,451,414
10,465,000	State of Wisconsin Environmental Improvement Fund Revenue, Green Bond, Series A, 5.00%, 06/01/35	13,638,724
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	1,461,741
3,205,000	State of Wisconsin Public Improvements GO, Series B, 5.00%, 05/01/30(a)	3,360,291
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3, 5.00%, 11/01/25(a)	2,038,439
1,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/24	1,096,914
860,000	State of Wisconsin Refunding Notes GO, Series A, 5.00%, 05/01/28	1,014,952
5,000,000	Wisconsin Department of Transportation, 1.01%, 07/01/26	4,977,193
1,000,000	Wisconsin Department of Transportation Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	1,321,785
2,250,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.13%, 04/15/31(a)	2,461,543
		56,401,306
Total Municipal Bonds (Cost $3,578,221,015)		3,677,228,310
Principal Amount		Value
CORPORATE BONDS — 2.3%
United States — 2.3%
$4,500,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	$4,390,197
3,000,000	BayCare Health System, Inc., Series 2020, 2.61%, 11/15/22	3,097,014
2,000,000	BayCare Health System, Inc., Series 2020, 2.70%, 11/15/23	2,090,901
5,000,000	Baylor Scott & White Holdings, Series 2021, 0.83%, 11/15/25	4,898,197
1,750,000	Bon Secours Mercy Health, Inc., 1.35%, 06/01/25	1,752,148
8,000,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	7,821,480
5,000,000	Leland Stanford Junior University (The), 1.29%, 06/01/27	4,997,076
8,000,000	Novant Health, Inc., 2.64%, 11/01/36	7,998,251
5,750,000	PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	5,784,686
17,500,000	Seattle Children’s Hospital, Series 2021, 1.21%, 10/01/27	17,035,243
1,000,000	Smithsonian Institution, 1.77%, 09/01/28	995,391
16,000,000	Yale University, Series 2020, 0.87%, 04/15/25	16,085,191
12,550,000	Yale University, Series 2020, 1.48%, 04/15/30	12,179,899

Total Corporate Bonds (Cost $90,093,640)		89,125,674

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 3.7%
143,061,633	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	$143,061,633

Total Investment Company (Cost $143,061,633)		143,061,633
TOTAL INVESTMENTS — 100.4% (Cost $3,811,376,288)		$3,909,415,617
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(16,022,132)
NET ASSETS — 100.0%		$3,893,393,485

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield as of April 30, 2021.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guarantee

Q-SBLF — Qualified-School Board Loan Fund

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
Alabama	1.4%
Arizona	1.6
Arkansas	0.2
California	4.5
Colorado	2.4
Connecticut	3.0
Delaware	2.7
District of Columbia	1.8
Florida	4.3
Georgia	4.2
Hawaii	3.1
Idaho	0.1
Illinois	0.2
Indiana	0.1
Iowa	0.5
Kansas	0.0	*
Maine	0.0	*
Maryland	4.5
Massachusetts	4.1
Michigan	0.3
Minnesota	1.5
Mississippi	0.4
Missouri	0.3
Montana	0.1
Nevada	0.1
New Hampshire	0.2
New Jersey	3.2
New York	18.2
North Carolina	2.0
Ohio	3.6
Oklahoma	0.8
Oregon	1.2
Pennsylvania	1.4
Rhode Island	0.4
South Carolina	0.5
South Dakota	0.9
Tennessee	0.4
Texas	12.4
Utah	0.4
Virginia	3.8
Washington	2.2
Wisconsin	1.4
Other**	5.6
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

98

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.5%
California — 97.5%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home CA Refunding Revenue Bonds, Series A, 5.00%, 04/01/23	$1,087,960
635,000	Anaheim Housing & Public Improvements Authority Pre-refunding Revenue Bonds, 5.00%, 10/01/41(a)	647,513
250,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4, 5.00%, 04/01/38(a)	273,349
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4, 5.00%, 04/01/43(a)	6,560,369
24,695,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4, 5.25%, 04/01/48(a)	27,119,061
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds, 5.00%, 04/01/22	104,457
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds, 5.00%, 04/01/23	136,523
150,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/23(a)	159,138
100,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/24(a)	106,092
930,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/27(a)	986,653
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds, 5.00%, 01/01/27	601,282
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds, 5.00%, 10/01/23	1,730,650
Principal Amount		Value
California (continued)
$275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/15/22	$295,736
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/01/23	1,115,860
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/15/25	120,674
1,565,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bond, Series A-1, 5.00%, 04/01/33	2,201,786
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds, 5.00%, 05/15/23	136,938
5,725,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/35	7,226,539
100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/23	111,628
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/23	279,070
100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds,{br}Series A, 5.00%, 10/01/24	116,260
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/23	110,649
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds, 5.00%, 05/15/22	167,306

99

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds, 5.00%, 04/01/23	$109,098
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds, 5.00%, 04/01/24	141,526
670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds, 4.00%, 07/01/24	744,529
4,770,000	California State Current Refunding GO, 5.00%, 08/01/27	5,589,758
1,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series B, 5.00%, 05/01/26	1,221,429
1,175,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series B, 5.00%, 05/01/27	1,471,147
1,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series B, 5.00%, 05/01/31	1,362,838
1,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series B, 5.00%, 05/01/32	1,351,788
250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/23	279,829
460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/24	534,693
100,000	California State Public Works Board Correctional Facilities Improvements, Series A, 5.00%, 11/01/25	120,274
Principal Amount		Value
California (continued)
$150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G, 5.00%, 11/01/22	$160,883
325,000	California State Public Works Board Refunding Revenue Bonds, Series F, 5.00%, 05/01/26	383,840
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/23	280,028
1,785,000	California State University & College Improvements Revenue Bonds, Series A, 5.00%, 11/01/24	2,079,587
1,000,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/24(a)	1,073,175
120,000	California State University Current Refunding Revenue Bonds, Series C, 5.00%, 11/01/21	122,908
20,000	California State University Pre-refunded Refunding Revenue Bonds, 5.00%, 11/01/25(a)	23,255
230,000	California State University Unfunded Revenue Bonds, 5.00%, 11/01/25	267,783
150,000	California Statewide Communities Development Authority, 5.00%, 08/15/23	166,264
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/25	178,806
745,000	California Statewide Communities Development Authority Current Refunding Revenue Bonds, 4.00%, 11/15/25	857,628
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds, 5.00%, 07/01/28	127,047

100

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$5,000,000	Carlsbad Unified School District School Improvements GO, Series B, 6.00%, 05/01/34	$5,840,003
885,000	Chabot-Las Positas Community College District Refunding GO, 5.00%, 08/01/25	979,818
325,000	City & County of San Francisco CA Public Improvements GO, Series B, 5.00%, 06/15/22	342,724
4,335,000	City & County of San Francisco CA Public Improvements GO, Series R1, 5.00%, 06/15/29	5,767,547
2,125,000	City & County of San Francisco CA Public Improvements GO, Series R1, 5.00%, 06/15/30	2,807,356
150,000	City & County of San Francisco CA Refunding COP, 5.00%, 04/01/23	163,918
2,500,000	City & County of San Francisco CA Refunding Public Improvements COP, 5.00%, 04/01/23	2,727,941
100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A, 5.00%, 06/01/24	114,479
2,550,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A, 5.00%, 06/01/25	2,803,705
1,800,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A, 5.00%, 06/01/27	1,975,528
1,000,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/30	1,315,190
1,000,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/31	1,340,417
Principal Amount		Value
California (continued)
$1,000,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/32	$1,335,046
1,000,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/33	1,324,090
1,000,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/34	1,319,227
1,000,000	City of Los Angeles Department of Airports Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 05/15/46	1,273,028
4,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/34	5,217,238
7,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	9,637,195
850,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series B, 5.00%, 05/15/31	1,137,833
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/23	4,004,069
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/24	1,715,794
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/24	228,773
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/25	118,480
275,000	City of Palo Alto CA Parking Facility Improvement COP, Series A, 5.00%, 11/01/23	308,031

101

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$150,000	City of Palo Alto CA Parking Facility Improvement COP, Series A, 5.00%, 11/01/24	$174,527
200,000	City of Palo Alto CA Parking Facility Improvement COP, Series A, 5.00%, 11/01/25	240,845
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP, 5.00%, 12/01/23	112,393
150,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds, 5.00%, 09/01/25	180,139
1,900,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds, 5.00%, 11/01/28	2,234,078
1,600,000	Contra Costa County Public Financing Authority Current Refunding Revenue Bonds, Series B, 5.00%, 06/01/25	1,893,581
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T, 5.00%, 10/01/25	319,512
425,000	County of Marin CA Advance Refunding Public Improvements, 5.00%, 11/01/26	511,585
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D, 5.00%, 07/01/23	248,402
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D, 5.00%, 07/01/26	275,551
100,000	County of San Diego CA Refunding COP, Series A, 5.00%, 10/15/25	116,127
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds, 5.00%, 09/01/24	115,576
1,445,000	Desert Community College District Refunding GO, 5.00%, 08/01/26	1,781,506
Principal Amount		Value
California (continued)
$200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/22	$210,571
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	330,310
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	258,102
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/25	178,461
1,500,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/36	1,999,851
1,000,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	1,328,945
805,000	Garden Grove Unified School District School Improvements GO, Series C, 5.00%, 08/01/30(a)	893,300
2,000,000	Los Angeles Community College District/CA Advance Refunding GO, 1.17%, 08/01/26	2,009,520
200,000	Los Angeles Community College District/CA Refunding GO, Series A, 5.00%, 08/01/25(a)	230,933
1,100,000	Los Angeles Community College District/CA Refunding GO, Series A, 5.00%, 08/01/29(a)	1,270,131

102

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	Los Angeles Community College District/CA University & College Improvements GO, Series 2008-F, 5.00%, 08/01/24(a)	$1,109,690
850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B, 5.00%, 07/01/25	938,993
3,000,000	Los Angeles County Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 07/01/23	3,312,717
100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	110,424
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	143,885
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	138,253
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A, 5.00%, 07/01/23	883,391
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds, 5.00%, 07/01/21	125,973
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.00%, 07/01/24	316,548
1,125,000	Los Angeles Department of Water & Power Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/39	1,471,312
Principal Amount		Value
California (continued)
$2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	$2,230,670
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	276,232
150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/22	154,242
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/23	484,618
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/24	674,857
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,753,704
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D, 5.00%, 07/01/21	332,570
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D, 5.00%, 07/01/22	1,505,983
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C, 5.00%, 07/01/22	105,683

103

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A, 5.00%, 07/01/22	$196,515
1,800,000	Los Rios Community College District Refunding GO, 5.00%, 08/01/27	1,906,421
175,000	Marin Community College District Advance Refunding GO, 5.00%, 08/01/23	194,083
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A, 5.00%, 08/01/28	1,310,085
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 11/01/24(a)	2,283,617
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	475,357
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	143,416
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds, 5.00%, 05/01/26	255,573
160,000	Ohlone Community College District Advance Refunding GO, 5.00%, 08/01/24	184,864
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds, 5.00%, 02/01/26	121,717
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A, 5.00%, 02/01/34	3,446,194
475,000	Orange County Water District Repayment Of Bank Loan Revenue Bonds, Series C, 5.00%, 08/15/25	569,574
Principal Amount		Value
California (continued)
$100,000	Palomar Community College District University & College Improvements GO, Series 2006-D, 5.00%, 08/01/22	$106,105
200,000	Placer County Water Agency Current Refunding COP, 5.00%, 07/01/22	211,414
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L, 5.00%, 05/15/23	164,680
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L, 5.00%, 05/15/24	1,306,357
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.00%, 05/15/24(a)	1,449,749
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.25%, 05/15/27(a)	6,785,673
1,100,000	Rio Hondo Community College District/CA Current Refunding GO, Series B, 5.00%, 08/01/24	1,270,940
675,000	Rio Hondo Community College District/CA Current Refunding GO, Series B, 5.00%, 08/01/25	808,323
870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A, 5.25%, 06/01/24(a)	961,889
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds, 5.00%, 08/01/25	239,036
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Series A, 5.00%, 08/15/49(b)	3,273,926

104

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$5,250,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B, 5.00%, 08/15/49(b)	$6,183,831
275,000	Saddleback Valley Unified School District Refunding GO, 5.00%, 08/01/24	304,988
5,000,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	5,017,308
1,000,000	San Diego Community College District Advance Refunding GO, 5.00%, 08/01/28	1,231,710
1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO, 5.00%, 08/01/24(a)	1,042,267
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A, 5.00%, 04/01/25(a)	113,944
7,800,000	San Diego County Water Authority Advance Refunding Revenue Bonds, Series A, 1.33%, 05/01/28	7,671,871
120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds, 5.00%, 05/01/22	125,851
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds, 5.00%, 05/01/23	164,526
3,800,000	San Diego County Water Authority Refunding Revenue Bonds, Sub-Series S1, 5.00%, 05/01/28	4,912,469
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/25	358,554
1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/28	1,364,940
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/23	332,643
Principal Amount		Value
California (continued)
$1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A, 5.00%, 08/01/31(a)	$1,060,269
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/22	187,398
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A, 5.00%, 10/15/23	111,807
1,460,000	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	1,731,374
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, 5.00%, 08/01/24	1,729,933
2,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series C-1, 5.00%, 08/01/24	2,883,222
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series C-1, 5.00%, 08/01/28	1,955,154
500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/23	548,102
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/26	4,657,857
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, 5.00%, 05/01/24	2,740,467

105

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	$3,871,411
3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/21	3,000,000
1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D, 5.00%, 05/01/26	1,095,000
1,025,000	San Francisco City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series E, 5.00%, 05/01/40	1,267,531
1,500,000	San Francisco Municipal Transportation Agency Advance Refunding Revenue Bonds, Series A, 1.54%, 03/01/29	1,465,344
3,450,000	San Francisco Municipal Transportation Agency Advance Refunding Revenue Bonds, Series A, 1.69%, 03/01/30	3,364,467
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/23	217,556
175,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/26	212,085
100,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/27	124,716
1,290,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/28(a)	1,404,228
Principal Amount		Value
California (continued)
$830,000	San Jose Evergreen Community College District Advance Refunding GO, 5.00%, 09/01/24	$961,379
785,000	San Mateo County Community College District Refunding GO, 5.00%, 09/01/24(a)	836,027
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/24	115,242
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A, 5.00%, 07/15/25	119,337
1,000,000	San Mateo Union High School District Refunding GO, 5.00%, 09/01/27(a)	1,158,627
275,000	San Mateo Union High School District Refunding GO, Series C, 5.00%, 09/01/24	318,927
125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities, 5.00%, 06/01/23	137,189
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO, 5.00%, 08/01/24	1,152,586
750,000	San Ramon Valley Unified School District/CA School Improvements GO, 5.00%, 08/01/25	895,335
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A, 5.00%, 04/01/26	152,014
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A, 5.00%, 04/01/27	375,378
250,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/22	264,147
350,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/23	386,564

106

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$100,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/25	$114,937
245,000	Santa Clara Unified School District School Improvements GO, 5.00%, 07/01/27	301,868
1,540,000	Santa Clarita Community College District Refunding GO, 5.00%, 08/01/24	1,707,935
100,000	Santa Clarita Community College District University & College Improvements GO, 5.00%, 08/01/26	123,697
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds, 5.00%, 07/01/25	179,250
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C, 5.00%, 07/01/25	117,086
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead- Pheonix Project Revenue Bonds, 5.00%, 07/01/26	271,383
100,000	State of California (Other Revenue LOC) Advance Refunding GO, 5.00%, 09/01/22	106,500
125,000	State of California Advance Refunding GO, 5.00%, 11/01/23	140,048
325,000	State of California Advance Refunding GO, 5.00%, 09/01/25	390,147
1,155,000	State of California Advance Refunding GO, 5.00%, 08/01/26	1,425,995
1,345,000	State of California Advance Refunding GO, Series B, 5.00%, 09/01/23	1,496,553
3,310,000	State of California Current Refunding GO, 5.00%, 08/01/24	3,822,042
2,000,000	State of California Current Refunding GO, 5.00%, 10/01/25	2,407,671
2,355,000	State of California Current Refunding GO, 5.00%, 08/01/26	2,907,548
Principal Amount		Value
California (continued)
$125,000	State of California Current Refunding GO, 5.00%, 02/01/22	$129,559
1,000,000	State of California Current Refunding GO, 5.00%, 10/01/25	1,158,159
6,065,000	State of California Current Refunding GO, 5.00%, 10/01/26	7,019,753
200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/21	205,655
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/25	1,210,543
150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds, 5.00%, 12/01/22	161,589
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds, 5.00%, 12/01/24	116,933
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O, 5.00%, 05/01/22	1,363,256
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N, 5.00%, 05/01/21	100,000
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS, 5.00%, 12/01/25	350,449
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV, 5.00%, 12/01/27	153,131
1,000,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	1,203,835

107

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$1,500,000	State of California Refunding GO, 5.00%, 04/01/24	$1,710,030
5,740,000	State of California Water Utility Improvements GO, 5.00%, 11/01/29	7,627,012
550,000	Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/25	642,436
3,000,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AJ, 4.60%, 05/15/31	3,503,191
11,000,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK, 5.00%, 05/15/48(b)	12,076,511
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY, 5.00%, 05/15/24	2,239,453
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/24(a)	1,091,734
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/26(a)	1,393,469
3,235,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/30(a)	3,549,506
1,000,000	University of California Current Revenue Bonds, Series I, 5.00%, 05/15/23	1,097,865
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G, 5.00%, 05/15/30(a)	1,653,799
130,000	University of California University & College Improvements Refunding Revenue Bonds, 5.00%, 05/15/23	136,435
200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB, 5.00%, 05/15/25	237,934
Principal Amount		Value
California (continued)
$100,000	University of California University & College Improvements Revenue Bonds, Series AM, 5.00%, 05/15/26	$114,288
2,500,000	University of California University & College Improvements Revenue Bonds, Series BE, 5.00%, 05/15/33	3,341,923
550,000	Upper Santa Clara Valley Joint Powers Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 08/01/40	690,382
1,000,000	Upper Santa Clara Valley Joint Powers Authority Water Utility Improvements Revenue Bonds, Series A, 4.00%, 08/01/45	1,122,349
125,000	Ventura County Community College District Advance Refunding GO, 5.00%, 08/01/24	144,425
1,645,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.32%, 11/01/25	1,653,102
2,295,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.54%, 11/01/26	2,295,760
2,000,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.74%, 11/01/27	1,992,185
3,970,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.96%, 11/01/28	3,956,669
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 5.00%, 11/01/24	494,817
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds, 5.00%, 01/01/23	108,065
1,100,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/36	1,471,312

108

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/37	$1,333,353
1,000,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/38	1,327,572
1,300,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/39	1,721,661
1,100,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/40	1,450,008
100,000	William S Hart Union High School District Advance Refunding GO, 5.00%, 08/01/24	115,294
125,000	Yosemite Community College District Current Refunding GO, 5.00%, 08/01/25	149,222

Total Municipal Bonds (Cost $337,965,238)		346,943,094

CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	2,194,792
Total Corporate Bonds (Cost $2,000,000)		2,194,792

Shares
INVESTMENT COMPANY — 3.2%
11,231,362	SEI Daily Income Trust Government II Fund - Class A, 0.01%(c)	11,231,362

Total Investment Company (Cost $11,231,362)		11,231,362

TOTAL INVESTMENTS — 101.3% (Cost $351,196,600)		$360,369,248
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(4,609,191)
NET ASSETS — 100.0%		$355,760,057

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.
(c)	The rate shown represents the current yield as of April 30, 2021.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligation

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
California	97.5%
Other*	2.5
100.0%

*	Includes cash and equivalents, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

109

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2021 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 95.9%
New York — 95.9%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/25	$2,235,968
100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	114,778
1,110,000	City of New York Public Improvements GO, Series 2018-1, 5.00%, 08/01/25	1,318,389
225,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	258,543
2,520,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/26	3,090,725
150,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	159,099
350,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	371,230
875,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	968,330
200,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	221,333
1,515,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	1,772,895
125,000	City of New York Advance Refunding GO, Series D, 5.00%, 08/01/24	143,635
100,000	City of New York Advance Refunding GO, Series E, 5.00%, 08/01/24	114,908
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,484,672
24,000,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/26	29,435,472
4,250,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	4,883,594
Principal Amount		Value
New York (continued)
$225,000	City of New York Public Improvements GO, Series 1, 5.00%, 08/01/21	$227,663
255,000	City of New York Public Improvements GO, Series 1, 5.00%, 08/01/23	282,199
1,000,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(a)(b)	1,098,163
1,500,000	City of New York Public Improvements GO, Subseries F-1, 5.00%, 04/01/43	1,828,477
200,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 04/01/23	218,598
100,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/24	108,701
4,775,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/28(c)	5,200,581
100,000	City of New York Public Improvements GO, Sub-Series F-3, 5.00%, 12/01/23(b)	112,173
200,000	City of New York Public Improvements GO, Sub-Series F-3, 5.00%, 12/01/25(b)	240,092
1,500,000	City of New York Public Improvements GO, Sub-Series H-A, 5.00%, 01/01/25(b)	1,747,331
1,325,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/25	1,499,461
3,000,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/26	3,389,557
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1, 5.00%, 08/01/22(b)	291,681
110

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$400,000	City of New York Refunding GO, Series C, 5.00%, 08/01/27	$482,470
200,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	212,132
100,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	103,556
9,000,000	City of New York Refunding GO, Series F, 5.00%, 08/01/30	9,317,272
500,000	City of New York Refunding GO, Series J, 5.00%, 08/01/25	552,736
150,000	City of New York Refunding GO, Series J, 5.00%, 08/01/22	159,099
325,000	City of New York Refunding GO, Series J, 5.00%, 08/01/24	373,451
100,000	City of New York Refunding GO, Sub-Series H-3, 5.00%, 08/01/23(b)	110,666
2,125,000	County of Nassau Public Improvements GO, Series A, 5.00%, 04/01/22	2,217,715
2,230,000	County of Nassau Public Improvements GO, Series A, 5.00%, 04/01/23	2,430,182
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/21	352,731
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/22	369,891
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/23	110,470
110,000	County of Westchester NY Sewer Improvements GO, Series C, 5.00%, 07/01/22	116,251
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds, 5.00%, 09/01/22	399,428
Principal Amount		Value
New York (continued)
$150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/22	$156,358
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/23	327,978
125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	142,169
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/21	100,000
100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/22	100,360
1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	1,519,784
1,420,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 09/01/34	1,880,155
500,000	Long Island Power Authority Electric System General Revenue Bonds, 5.00%, 09/01/25	597,844
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/25	4,252,172
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,470,943
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/25	1,078,047

111

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 11/15/24	$145,044
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F, 5.00%, 11/15/23	111,678
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/23	749,824
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/28	2,362,988
205,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/25	218,935
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	1,593,045
370,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, 5.00%, 11/15/26	454,715
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, 5.00%, 11/15/48(a)	1,721,705
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2, 5.00%, 11/15/25	179,675
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, 5.00%, 11/15/23	2,877,133
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, 5.00%, 11/15/27	316,630
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1, 5.00%, 11/15/23	279,195
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2, 5.00%, 11/15/26	463,302
Principal Amount		Value
New York (continued)
$150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/25(c)	$175,144
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	1,715,549
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/29	2,679,291
525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2, 5.00%, 11/15/48(a)	559,976
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1, 5.00%, 11/15/29(b)	2,768,141
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/23(b)	106,895
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/27(b)	8,493,842
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/22	107,213
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/25	176,411
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, 5.00%, 11/15/22	402,017
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, 5.00%, 11/15/23	670,067

112

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, 5.00%, 11/15/26	$122,896
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	113,575
5,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	6,857,034
6,250,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	8,471,120
5,500,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	7,427,148
5,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 0.83%, 11/15/26	4,899,716
5,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	5,127,269
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	348,336
2,500,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, 1.75%, 05/01/59(a)	2,521,956
3,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series L, 2.75%, 05/01/50(a)	3,113,926
250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/23	276,528
Principal Amount		Value
New York (continued)
$100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	$119,035
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,270,450
300,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/23	331,834
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24	115,051
150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	175,627
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	150,823
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/28	8,447,278
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding), 5.00%, 07/15/23	138,264

113

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding), 5.00%, 07/15/24	$287,628
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/23	110,611
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/24	604,019
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,380,701
2,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/30	2,670,238
1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding), 5.00%, 07/15/22	1,057,989
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/22	349,136
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	531,927
Principal Amount		Value
New York (continued)
$250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/24	$290,689
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/23	110,833
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/24	5,041,029
3,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 02/01/30	3,690,719
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1, 5.00%, 05/01/23	164,462
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI, 5.00%, 08/01/25	230,237
190,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI, 5.00%, 08/01/29	217,662
2,650,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series I, 5.00%, 05/01/26	2,900,124
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds, 5.00%, 11/01/25	114,057
150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	153,627

114

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series C, 5.00%, 11/01/23	$5,599,235
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 08/01/28	237,826
5,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 05/01/34	6,594,604
4,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 11/01/23	5,123,300
670,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Subseries C, 5.00%, 11/01/27	761,383
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/23	657,849
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/24	342,462
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 08/01/23	387,916
200,000	New York City Water & Sewer System Current Refunding Revenue, 5.00%, 06/15/24	229,625
1,825,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/26	2,243,468
2,000,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	2,379,945
Principal Amount		Value
New York (continued)
$7,500,000	New York City Water & Sewer System Refunding Revenue Bonds, 5.00%, 06/15/28	$8,870,758
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	2,250,293
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF, 5.00%, 06/15/25	178,496
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG, 5.00%, 06/15/25	148,747
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG, 5.00%, 06/15/27	2,369,128
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH, 5.00%, 06/15/31	1,045,825
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub- Series BB-2, 5.00%, 06/15/29	560,868
4,750,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	5,344,446
3,900,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series GG-2, 5.00%, 06/15/26	4,552,961
1,500,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Subseries FF-1, 5.00%, 06/15/49	1,866,312
6,170,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, 5.00%, 02/15/25	7,238,759
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, 5.00%, 07/01/23	426,652

115

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	$265,764
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	158,416
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	574,857
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,229,819
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 02/15/24	113,190
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	596,205
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/25	1,882,525
5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/50	6,373,394
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	2,126,707
650,000	New York State Dormitory Authority Green Bond Revenue Bonds, 5.00%, 07/01/24	747,314
3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/26	4,413,216
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/30	1,697,741
Principal Amount		Value
New York (continued)
$125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A, 5.00%, 03/15/24	$142,031
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/26	179,653
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/29	12,294,139
2,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	2,272,488
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	121,521
230,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/27	283,209
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/25	410,627
500,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/30	583,416
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/26	121,100
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/27	155,587
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,838,256
105,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 12/15/22	113,259
20,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 12/15/22	21,563

116

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/23	$107,826
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/25	230,181
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/27	3,976,204
1,925,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/25	2,176,976
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	3,299,756
1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/26(c)	1,768,252
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	6,474,947
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/24	161,538
1,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	1,157,641
4,765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/29	5,128,308
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C, 5.00%, 03/15/25	397,111
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/24	452,759
Principal Amount		Value
New York (continued)
$350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C, 5.00%, 03/15/23	$381,652
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Unrefunded Refunding Revenue Bonds, 5.00%, 03/15/24	710,153
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/24	142,031
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	156,097
8,050,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	10,042,160
100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E, 5.00%, 03/15/23	109,043
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 02/15/28	3,059,386
1,305,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,481,994
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 02/15/26	514,675
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds, 5.00%, 05/15/24	372,833
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/22	158,506

117

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/24	$160,721
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	3,001,222
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	118,860
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	1,161,706
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	2,147,171
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A, 5.00%, 07/01/22	211,221
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, 5.00%, 03/15/23	109,083
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C, 5.00%, 02/15/27	125,466
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/22	105,454
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/22	184,544
Principal Amount		Value
New York (continued)
$475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/27	$522,787
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/28	7,144,280
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/22	105,454
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/24	316,013
2,530,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 4.00%, 06/15/37	3,003,951
125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/21	125,699
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/24	1,565,571
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,292,664
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/23	3,308,540
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	632,025
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	5,368,904
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	1,131,900

118

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds, 5.00%, 06/15/23	$110,285
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds, 5.00%, 06/15/24	695,228
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	104,221
375,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series L, 5.00%, 01/01/26	450,770
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A, 5.00%, 04/01/23	156,573
9,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 4.00%, 01/01/38	10,451,699
895,000	New York State Thruway Authority Refunding Revenue Bonds, Series I, 5.00%, 01/01/28(c)	923,975
2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J, 5.00%, 01/01/27	2,242,398
375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/24	421,301
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/26	348,991
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/23	269,552
Principal Amount		Value
New York (continued)
$125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/24	$140,434
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/25	232,819
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/27	123,651
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	340,688
925,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	1,118,891
1,675,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/29	2,173,194
1,000,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/35	1,308,461
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/27	1,246,822
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	6,487,147
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	442,940
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	109,043

119

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$1,050,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/26	$1,274,843
1,920,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	2,316,308
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C, 5.00%, 03/15/23	218,087
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	255,516
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/22	156,332
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/26	121,414
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/27	124,682
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/24	227,126
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/26	17,000,581
175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/23	190,826
Principal Amount		Value
New York (continued)
$5,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/26	$5,440,214
3,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/28	3,261,774
2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/29	2,174,516
1,190,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, 5.00%, 09/01/25	1,419,480
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,463,394
1,495,000	Port Authority of New York & New Jersey Airport & Marina Impt. Revenue Bonds, 5.00%, 11/01/34	1,936,531
10,000,000	Port Authority of New York & New Jersey Cash Flow Management Revenue Bonds, Series AAA, 1.09%, 07/01/23	10,155,677
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, 5.00%, 12/15/26	200,040
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, 5.00%, 09/01/34	2,586,717
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175, 5.00%, 12/01/22	107,709
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/24	171,086

120

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205, 5.00%, 11/15/22	$134,365
800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	894,525
5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	5,590,784
300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series, 5.00%, 07/15/22	317,584
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series, 5.00%, 07/15/23	110,510
325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series, 5.00%, 07/15/24	373,524
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/23	139,726
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	551,957
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/30	5,945,922
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	8,749,419
425,000	State of New York Green GO, Series A, 5.00%, 02/15/22	441,381
100,000	State of New York Green GO, Series A, 5.00%, 02/15/26	121,814
250,000	State of New York Public Improvements GO, Series A, 5.00%, 03/01/24(c)	272,282
Principal Amount		Value
New York (continued)
$1,100,000	Syracuse Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/22	$1,153,524
1,415,000	Syracuse Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/23	1,550,831
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,183,950
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	2,256,682
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	1,175,055
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/36	1,170,581
400,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/22	415,336
150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/23	150,000
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/26	610,162
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/24	436,491

121

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
New York (continued)
$3,000,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A-1, 4.00%, 05/15/46	$3,577,379
3,715,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/25	4,054,719
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/26	516,818
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/27	1,144,450
1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/29	1,712,989
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/25	120,375
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/23	296,943
435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/27	521,249
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/29	6,931,953
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/30	1,639,731
250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds, 5.00%, 11/15/23	280,135
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/25(c)	148,353
Principal Amount		Value
New York (continued)
$250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/27(c)	$274,735
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/24	174,597
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/22	1,074,279
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/24	107,333
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 12/15/26	116,585
1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 06/15/25	1,928,018
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/26	1,717,647
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E, 5.00%, 12/15/28	1,214,553
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E, 5.00%, 12/15/29	9,801,513
2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E, 5.00%, 12/15/30	3,088,766
5,290,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/31	5,935,751
Total Municipal Bonds (Cost $516,107,706)		531,271,409

122

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2021 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.8%
United States — 0.8%
$4,500,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	$4,390,197
Total Corporate Bonds (Cost $4,500,000)		4,390,197

Shares
INVESTMENT COMPANY — 2.6%
14,625,244	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	14,625,244
Total Investment Company (Cost $14,625,244)		14,625,244
TOTAL INVESTMENTS — 99.3% (Cost $535,232,950)		$550,286,850
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		4,080,102
NET ASSETS — 100.0%		$554,366,952

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.
(b)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of April 30, 2021.

The following abbreviation is used in the report:

GO — General Obligation

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
New York	95.9%
Other*	4.1
100.0%

*	Includes cash and equivalents, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

123

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	ALL CAP CORE FUND	SMALL & MID CAP STRATEGIES FUND	LARGE CAP STRATEGIES FUND	CREDIT INCOME FUND
ASSETS:
Investments, at fair value - unaffiliated	$2,847,779,139	$9,301,025,578	$23,148,182,589	$2,637,632,847
Foreign currency, at value (Cost $0, $8,126,015, $7,443 and $0 respectively)	—	8,067,475	7,336	—
Cash	4	—	114,086	—
Due from broker for collateral	—	—	—	2,340,000
Dividends and interest receivable	1,815,842	11,397,379	23,655,448	10,101,533
Receivable for Fund shares sold	598,237	8,850,539	19,459,439	2,799,448
Receivable for investments sold	—	7,930,827	65,368,720	1,188,026
Prepaid expenses	9,797	16,963	33,964	8,809
Total Assets	2,850,203,019	9,337,288,761	23,256,821,582	2,654,070,663
LIABILITIES:
Payable for Fund shares redeemed	745,991	1,503,043	2,894,183	1,101,278
Payable for investments purchased	—	65,298,504	64,292,364	10,687,372
Unrealized depreciation on swap contracts (Premiums received $0, $0, $0 and $460,008 respectively)	—	—	—	1,456,352
Foreign deferred taxes on unrealized appreciation (Note 8)	—	1,136,830	22,362,122	—
Accrued expenses and other payables:
Investment advisory	1,649,881	6,461,781	16,142,845	1,299,241
Administration	144,957	461,408	1,152,860	135,895
Shareholder servicing fee	487,424	1,588,417	3,994,615	455,165
Custody	24,209	38,112	364,602	31,674
Directors	16,035	44,936	121,682	4,369
Legal and Audit	47,765	137,603	275,248	—
Other	46,731	202,876	317,827	31,683
Total Liabilities	3,162,993	76,873,510	111,918,348	15,203,029
NET ASSETS	$2,847,040,026	$9,260,415,251	$23,144,903,234	$2,638,867,634
NET ASSETS consist of:
Capital paid-in	$1,522,240,043	$6,111,189,263	$14,658,552,961	$2,646,603,498
Total accumulated earnings/(loss)	1,324,799,983	3,149,225,988	8,486,350,273	(7,735,864)
NET ASSETS	$2,847,040,026	$9,260,415,251	$23,144,903,234	$2,638,867,634
Net Asset Value, maximum offering price and redemption price per share	$24.44	$19.75	$18.53	$9.99
Number of shares authorized	2,500,000,000	3,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	116,495,047	468,897,316	1,249,203,485	264,020,328
INVESTMENTS, AT COST	$1,725,554,049	$6,632,381,119	$15,783,760,575	$2,657,268,536

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2021 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,527,288,657	$3,909,415,617	$360,369,248	$550,286,850
Cash	—	—	1	1
Dividends and interest receivable	8,252,937	43,749,417	4,198,858	6,565,601
Receivable for Fund shares sold	206,661	2,826,881	3,000	1,553,750
Receivable for investments sold	4,792,008	—	—	—
Prepaid expenses	8,703	12,565	6,771	7,048
Total Assets	1,540,548,966	3,956,004,480	364,577,878	558,413,250
LIABILITIES:
Payable for Fund shares redeemed	1,945,877	230,031	21,008	163,000
Payable for investments purchased	9,791,690	60,272,850	8,602,139	3,581,790
Accrued expenses and other payables:
Investment advisory	381,913	979,683	79,813	129,686
Administration	82,116	202,339	22,499	32,350
Shareholder servicing fee	268,722	683,074	62,691	96,818
Custody	20,155	51,230	4,702	7,261
Directors	12,609	31,165	3,087	4,394
Legal and Audit	38,232	60,442	7,323	12,158
Other	32,559	100,181	14,559	18,841
Total Liabilities	12,573,873	62,610,995	8,817,821	4,046,298
NET ASSETS	$1,527,975,093	$3,893,393,485	$355,760,057	$554,366,952
NET ASSETS consist of:
Capital paid-in	$1,511,889,209	$3,756,231,039	$344,437,887	$537,477,408
Total accumulated earnings	16,085,884	137,162,446	11,322,170	16,889,544
NET ASSETS	$1,527,975,093	$3,893,393,485	$355,760,057	$554,366,952
Net Asset Value, maximum offering price and redemption price per share	$11.36	$12.45	$10.48	$10.52
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	134,505,646	312,730,825	33,962,623	52,675,744
INVESTMENTS, AT COST	$1,503,730,183	$3,811,376,288	$351,196,600	$535,232,950

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2021 (Unaudited)

	ALL CAP CORE FUND	SMALL & MID CAP STRATEGIES FUND	LARGE CAP STRATEGIES FUND	CREDIT INCOME FUND
INVESTMENT INCOME:
Interest	$2,446	$—	$130,949	$54,942,323
Dividends	11,163,375	37,107,380	124,436,948	7,476,580
Foreign tax withheld	(63,603)	(2,440,840)	(2,579,664)	—
Total investment income	11,102,218	34,666,540	121,988,233	62,418,903
EXPENSES:
Investment advisory fees	8,827,328	35,357,705	83,851,015	6,749,710
Shareholder servicing fees	2,600,400	8,319,460	20,727,737	2,317,703
Administration and Accounting fees	593,096	1,869,822	4,639,951	529,912
Custodian fees	216,707	946,152	2,548,314	64,630
Directors fees and expenses	32,127	97,715	251,777	27,132
Insurance premiums	10,998	19,043	38,132	9,889
Legal and Audit fees	52,990	171,247	381,836	92,487
Printing and postage fees	11,342	25,308	57,225	10,072
Registration fees	16,440	22,873	27,702	12,640
Transfer agent fees	116,701	354,759	884,905	97,902
Miscellaneous expenses	11,450	166,650	56,263	54,838
Total expenses	12,489,579	47,350,734	113,464,857	9,966,915
Expenses waived by Advisor	—	(1,593,704)	—	(116,678)
Net expenses	12,489,579	45,757,030	113,464,857	9,850,237
NET INVESTMENT INCOME/(LOSS)	(1,387,361)	(11,090,490)	8,523,376	52,568,666

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	209,737,330	518,927,784	1,188,111,513	1,775,136
Futures contracts	—	—	—	(18,120)
Swap agreements	—	—	—	(731,898)
Foreign currency transactions	(73,074)	(749,629)	(758,515)	—
Foreign capital gains tax	—	(4,290)	(30,169)	—
Net change in unrealized appreciation/ (depreciation) on:
Investments	363,438,963	1,592,235,737	2,955,774,656	(9,032,092)
Swap agreements	—	—	—	(1,229,704)
Foreign currency transactions	598	(13,780)	140,516	—
Foreign deferred taxes on unrealized appreciation	—	(1,136,830)	(22,362,122)	—
Net realized and change in unrealized gain/ (loss) on investments, futures contracts, swap agreements, foreign currency transactions, net of foreign taxes	573,103,817	2,109,258,992	4,120,875,879	(9,236,678)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$571,716,456	$2,098,168,502	$4,129,399,255	$43,331,988

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2021 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$12,534,404	$33,378,771	$3,334,621	$4,670,419
Dividends	824	6,656	458	1,239
Total investment income	12,535,228	33,385,427	3,335,079	4,671,658
EXPENSES:
Investment advisory fees	3,262,514	7,741,222	874,848	1,300,310
Shareholder servicing fees	1,649,421	4,208,683	388,821	587,484
Administration and Accounting fees	373,952	934,737	97,728	141,256
Custodian fees	123,707	315,651	29,162	44,061
Directors fees and expenses	22,924	57,672	5,485	8,056
Insurance premiums	9,772	14,106	7,604	7,915
Legal and Audit fees	40,185	81,641	11,783	15,147
Printing and postage fees	9,374	16,482	6,072	6,606
Registration fees	15,146	24,363	14,711	13,654
Transfer agent fees	82,928	200,357	24,063	32,947
Miscellaneous expenses	18,115	60,931	20,674	23,683
Total expenses	5,608,038	13,655,845	1,480,951	2,181,119
Expenses waived by Advisor	(907,189)	(1,661,099)	(372,811)	(506,790)
Net expenses	4,700,849	11,994,746	1,108,140	1,674,329
NET INVESTMENT INCOME	7,834,379	21,390,681	2,226,939	2,997,329

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	2,219,751	35,737,296	1,700,403	1,312,411
Net change in unrealized appreciation/(depreciation) on:
Investments	(28,778,013)	(39,170,799)	(2,656,574)	687,693
Net realized and change in unrealized gain/(loss) on investments	(26,558,262)	(3,433,503)	(956,171)	2,000,104
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,723,883)	$17,957,178	$1,270,768	$4,997,433

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2020
FROM OPERATIONS:
Net investment income/(loss)	$(1,387,361)	$1,982,763
Net realized gain on investments, futures contracts, swap agreements, foreign capital gains tax, foreign currency transactions	209,664,256	80,145,937
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, foreign currency transactions, net of foreign deferred taxes	363,439,561	299,945,554
Net increase/(decrease) in net assets resulting from operations	571,716,456	382,074,254

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(79,249,856)	(158,030,798)
Total distributions to shareholders	(79,249,856)	(158,030,798)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	179,443,705	486,652,689
Reinvestment of distributions	53,810,174	102,617,948
Value of capital stock redeemed	(162,586,127)	(295,695,429)
Net increase in net assets resulting from capital stock transactions	70,667,752	293,575,208
Net increase in net assets	563,134,352	517,618,664

NET ASSETS:
Beginning of period	2,283,905,674	1,766,287,010
End of period	$2,847,040,026	$2,283,905,674

CAPITAL SHARE TRANSACTIONS:
Shares sold	8,026,042	29,839,413
Shares issued as reinvestment of distributions	2,518,024	5,768,294
Shares redeemed	(7,241,361)	(16,180,914)
Net increase in shares outstanding	3,302,705	19,426,793

(a)	For the period from October 1, 2020 (commencement of operations) to October 31, 2020.

See Notes to Financial Statements.

128

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

SMALL & MID CAP STRATEGIES FUND		LARGE CAP STRATEGIES FUND		CREDIT INCOME FUND
FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE PERIOD ENDED OCTOBER 31, 2020(a)

$(11,090,490)	$11,050,629	$8,523,376	$81,211,125	$52,568,666	$7,974,055

518,173,865	263,003,458	1,187,322,829	204,768,837	1,025,118	64,477

1,591,085,127	180,589,854	2,933,553,050	833,559,388	(10,261,796)	(10,830,238)
2,098,168,502	454,643,941	4,129,399,255	1,119,539,350	43,331,988	(2,791,706)

(256,159,437)	(294,105,663)	(272,974,801)	(841,174,746)	(48,276,146)	—
(256,159,437)	(294,105,663)	(272,974,801)	(841,174,746)	(48,276,146)	—

898,388,680	1,067,779,413	2,210,800,340	1,940,470,637	769,613,664	1,950,834,733
149,738,738	158,298,276	150,793,033	449,497,820	17,412,913	—
(394,963,807)	(899,814,445)	(682,647,791)	(2,060,679,178)	(82,413,732)	(8,844,080)
653,163,611	326,263,244	1,678,945,582	329,289,279	704,612,845	1,941,990,653
2,495,172,676	486,801,522	5,535,370,036	607,653,883	699,668,687	1,939,198,947

6,765,242,575	6,278,441,053	17,609,533,198	17,001,879,315	1,939,198,947	—
$9,260,415,251	$6,765,242,575	$23,144,903,234	$17,609,533,198	$2,638,867,634	$1,939,198,947

47,313,206	80,097,942	125,143,557	139,256,546	76,247,577	195,093,897
8,231,926	10,245,843	8,975,775	30,745,405	1,739,372	—
(21,154,585)	(63,865,971)	(39,226,367)	(149,768,926)	(8,176,378)	(884,140)
34,390,547	26,477,814	94,892,965	20,233,025	69,810,571	194,209,757

See Notes to Financial Statements.

129

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2020
FROM OPERATIONS:
Net investment income	$7,834,379	$22,001,592
Net realized gain on investments	2,219,751	42,920,519
Net change in unrealized appreciation/(depreciation) on investments	(28,778,013)	13,941,459
Net increase/(decrease) in net assets resulting from operations	(18,723,883)	78,863,570

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(47,640,379)	(27,441,587)
Total distributions to shareholders	(47,640,379)	(27,441,587)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	159,210,832	388,948,214
Reinvestment of distributions	32,373,114	16,254,462
Value of capital stock redeemed	(266,330,401)	(280,356,378)
Net increase/(decrease) in net assets resulting from capital stock transactions	(74,746,455)	124,846,298
Net increase/(decrease) in net assets	(141,110,717)	176,268,281

NET ASSETS:
Beginning of period	1,669,085,810	1,492,817,529
End of period	$1,527,975,093	$1,669,085,810

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,795,574	33,141,790
Shares issued as reinvestment of distributions	2,804,378	1,391,381
Shares redeemed	(23,304,162)	(23,950,896)
Net increase/(decrease) in shares outstanding	(6,704,210)	10,582,275

See Notes to Financial Statements.

130

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

MUNICIPAL BOND FUND		CALIFORNIA MUNICIPAL BOND FUND		NEW YORK MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE PERIOD ENDED APRIL 30, 2021 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2020

$21,390,681	$47,555,158	$2,226,939	$4,205,556	$2,997,329	$6,179,581
35,737,296	29,034,242	1,700,403	2,818,592	1,312,411	3,909,922
(39,170,799)	49,604,957	(2,656,574)	4,938,511	687,693	3,998,762
17,957,178	126,194,357	1,270,768	11,962,659	4,997,433	14,088,265

(43,860,327)	(47,868,985)	(5,010,112)	(4,840,879)	(6,912,157)	(7,571,015)
(43,860,327)	(47,868,985)	(5,010,112)	(4,840,879)	(6,912,157)	(7,571,015)

407,765,523	969,547,176	41,367,629	120,629,965	77,592,487	171,679,217
17,394,607	12,512,019	2,669,809	2,055,461	3,153,935	2,870,995
(707,502,672)	(517,589,369)	(84,905,495)	(69,000,182)	(106,965,053)	(97,419,168)
(282,342,542)	464,469,826	(40,868,057)	53,685,244	(26,218,631)	77,131,044
(308,245,691)	542,795,198	(44,607,401)	60,807,024	(28,133,355)	83,648,294

4,201,639,176	3,658,843,978	400,367,458	339,560,434	582,500,307	498,852,013
$3,893,393,485	$4,201,639,176	$355,760,057	$400,367,458	$554,366,952	$582,500,307

32,581,214	77,962,776	3,932,951	11,522,959	7,336,014	16,381,052
1,389,099	1,010,713	253,239	197,029	298,744	274,948
(56,836,559)	(41,902,780)	(8,094,518)	(6,593,752)	(10,158,375)	(9,346,387)
(22,866,246)	37,070,709	(3,908,328)	5,126,236	(2,523,617)	7,309,613

See Notes to Financial Statements.

131

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,
	2021		YEAR ENDED OCTOBER 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.18		$18.84	$17.08	$16.50	$13.69	$13.92
Investment operations:
Net investment income (loss)	(0.01	)(a)	0.02 (a)	0.09 (a)	0.07 (a)	0.10 (a)	0.14 (a)
Net realized and unrealized gains/(losses)	4.97		3.02	2.44	0.84	2.86	(0.05)
Total from investment operations	4.96		3.04	2.53	0.91	2.96	0.09
Distributions:
Net investment income	(0.01)		(0.08)	(0.08)	(0.09)	(0.15)	(0.16)
Net realized gains	(0.69)		(1.62)	(0.69)	(0.24)	—	(0.16)
Total distributions	(0.70)		(1.70)	(0.77)	(0.33)	(0.15)	(0.32)
Net asset value, end of period	$24.44		$20.18	$18.84	$17.08	$16.50	$13.69
Total return	25.1	%(b)	17.3%	15.7%	5.6%	21.8%	0.7%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,847,040		$2,283,906	$1,766,287	$1,839,663	$1,772,368	$1,246,197
Ratio of expenses to average net assets before expense waivers	0.96%(c)(d)		0.97%(d)	0.98%(d)	0.98%(d)	0.99%(d)	1.00%(d)
Ratio of expenses to average net assets after expense waivers	0.96%(c)		0.97%	0.98%	0.98%	0.99%	1.00%
Ratio of net investment income/(loss) to average net assets	(0.11%)(c)		0.10%	0.51%	0.42%	0.67%	1.07%
Portfolio turnover rate	25%(b)		43%	31%	38%	57%	34%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

132

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,
	2021		YEAR ENDED OCTOBER 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.57		$15.39	$15.85	$17.49	$15.81	$15.86
Investment operations:
Net investment income (loss)	(0.02	)(a)	0.03 (a)	0.09 (a)	0.08 (a)	0.10 (a)	0.09 (a)
Net realized and unrealized gains/(losses)	4.80		0.88	1.10	(0.47)	2.54	0.66
Total from investment operations	4.78		0.91	1.19	0.39	2.64	0.75
Distributions:
Net investment income	(0.03)		(0.09)	(0.09)	(0.11)	(0.09)	(0.12)
Net realized gains	(0.57)		(0.64)	(1.56)	(1.14)	(0.87)	(0.68)
Total distributions	(0.60)		(0.73)	(1.65)	(1.25)	(0.96)	(0.80)
Net asset value, end of period	$19.75		$15.57	$15.39	$15.85	$17.49	$15.81
Total return	31.0	%(b)	5.9%	9.4%	(2.6)%	17.6%	5.1%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$9,260,415		$6,765,243	$6,278,441	$6,222,492	$6,562,381	$5,471,624
Ratio of expenses to average net assets before expense waivers	1.14%(c)(d)		1.15%(d)	1.15%(d)	1.15%(d)	1.15%(d)	1.16%(d)
Ratio of expenses to average net assets after expense waivers	1.10%(c)		1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.27%)(c)		0.17%	0.58%	0.48%	0.59%	0.61%
Portfolio turnover rate	25%(b)		65%	52%	62%	45%	48%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

133

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,
	2021		YEAR ENDED OCTOBER 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.26		$14.99	$13.87	$14.85	$12.95	$13.01
Investment operations:
Net investment income	0.01	(a)	0.07 (a)	0.13 (a)	0.13 (a)	0.11 (a)	0.08 (a)
Net realized and unrealized gains/(losses)	3.50		0.94	1.58	(0.26)	2.02	0.16
Total from investment operations	3.51		1.01	1.71	(0.13)	2.13	0.24
Distributions:
Net investment income	(0.05)		(0.12)	(0.14)	(0.10)	(0.10)	(0.10)
Net realized gains	(0.19)		(0.62)	(0.45)	(0.75)	(0.13)	(0.20)
Total distributions	(0.24)		(0.74)	(0.59)	(0.85)	(0.23)	(0.30)
Net asset value, end of period	$18.53		$15.26	$14.99	$13.87	$14.85	$12.95
Total return	23.1	%(b)	7.0%	12.9%	(1.1)%	16.7%	1.9%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$23,144,903		$17,609,533	$17,001,879	$16,499,149	$17,243,479	$14,595,891
Ratio of expenses to average net assets before expense waivers	1.09%(c)(d)(e)		1.10%(d)(e)	1.10%(d)(e)	1.11%(d)(e)	1.11%(d)(e)	1.11%(d)(e)
Ratio of expenses to average net assets after expense waivers	1.09%(c)		1.10%	1.10%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.08%(c)		0.48%	0.93%	0.86%	0.77%	0.67%
Portfolio turnover rate	25%(b)		76%	73%	38%	61%	50%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the period.
(e)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

134

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)		PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER 31, 2020
Net asset value, beginning of period	$9.99		$10.00
Investment operations:
Net investment income	0.23	(b)	0.05	(b)
Net realized and unrealized losses	(0.01)		(0.06)
Total from investment operations	0.22		(0.01)
Distributions:
Net investment income	(0.22)		—
Total distributions	(0.22)		—
Net asset value, end of period	$9.99		$9.99
Total return	2.2	%(c)	(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,638,868		$1,939,199
Ratio of expenses to average net assets before expense waivers	0.86%(d)(e)		0.94%(d)(e)
Ratio of expenses to average net assets after expense waivers	0.85%(d)		0.85%(d)
Ratio of net investment income to average net assets	4.54%(d)		5.33%(d)
Portfolio turnover rate	13%(c)		1%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.
(e)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

135

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,
	2021		YEAR ENDED OCTOBER 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.82		$11.43	$10.75	$11.11	$11.28	$11.19
Investment operations:
Net investment income	0.06	(a)	0.16 (a)	0.21 (a)	0.19 (a)	0.14 (a)	0.12 (a)
Net realized and unrealized gains/(losses)	(0.18)		0.43	0.69	(0.35)	(0.15)	0.11
Total from investment operations	(0.12)		0.59	0.90	(0.16)	(0.01)	0.23
Distributions:
Net investment income	(0.10)		(0.20)	(0.22)	(0.20)	(0.16)	(0.14)
Net realized gains	(0.24)		—	—	—	—	—
Total distributions	(0.34)		(0.20)	(0.22)	(0.20)	(0.16)	(0.14)
Net asset value, end of period	$11.36		$11.82	$11.43	$10.75	$11.11	$11.28
Total return	(1.1	)%(b)	5.2%	8.4%	(1.5)%	(1.0)%	2.1%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,527,975		$1,669,086	$1,492,818	$865,030	$825,545	$785,417
Ratio of expenses to average net assets before expense waivers	0.68%(c)		0.68%	0.70%	0.72%	0.72%	0.74%
Ratio of expenses to average net assets after expense waivers	0.57%(c)		0.57%	0.57%	0.62%	0.62%	0.64%
Ratio of net investment income to average net assets	0.95%(c)		1.39%	1.93%	1.70%	1.28%	1.07%
Portfolio turnover rate	21%(b)		87%	34%	49%	70%	68%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,
	2021		YEAR ENDED OCTOBER 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.52		$12.26	$11.63	$11.95	$12.09	$12.00
Investment operations:
Net investment income	0.06	(a)	0.15 (a)	0.18 (a)	0.17 (a)	0.14 (a)	0.14 (a)
Net realized and unrealized gains/(losses)	—		0.26	0.62	(0.33)	(0.08)	0.10
Total from investment operations	0.06		0.41	0.80	(0.16)	0.06	0.24
Distributions:
Net investment income	(0.06)		(0.15)	(0.17)	(0.16)	(0.14)	(0.14)
Net realized gains	(0.07)		—	—	—	(0.06)	(0.01)
Total distributions	(0.13)		(0.15)	(0.17)	(0.16)	(0.20)	(0.15)
Net asset value, end of period	$12.45		$12.52	$12.26	$11.63	$11.95	$12.09
Total return	0.5	%(b)	3.4%	6.9%	(1.4)%	0.5%	2.1%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,893,393		$4,201,639	$3,658,844	$2,297,532	$2,235,503	$2,055,136
Ratio of expenses to average net assets before expense waivers	0.65%(c)		0.65%	0.66%	0.67%	0.67%	0.69%
Ratio of expenses to average net assets after expense waivers	0.57%(c)		0.57%	0.57%	0.57%	0.57%	0.59%
Ratio of net investment income to average net assets	1.02%(c)		1.21%	1.46%	1.41%	1.17%	1.17%
Portfolio turnover rate	19%(b)		40%	26%	51%	31%	44%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

137

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)		FOR THE YEAR ENDED OCTOBER 31, 2020	PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.57		$10.37	$10.00
Investment operations:
Net investment income	0.06	(b)	0.12 (b)	0.12	(b)
Net realized and unrealized gains/(losses)	(0.01)		0.22	0.36
Total from investment operations	0.05		0.34	0.48
Distributions:
Net investment income	(0.06)		(0.12)	(0.11)
Net realized gains	(0.08)		(0.02)	—
Total distributions	(0.14)		(0.14)	(0.11)
Net asset value, end of period	$10.48		$10.57	$10.37
Total return	0.4	%(c)	3.3%	4.8	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$355,760		$400,367	$339,560
Ratio of expenses to average net assets before expense waivers	0.76%(d)		0.76%	0.78%(d)
Ratio of expenses to average net assets after expense waivers	0.57%(d)		0.57%	0.57%(d)
Ratio of net investment income to average net assets	1.09%(d)		1.13%	1.32%(d)
Portfolio turnover rate	11%(c)		26%	41%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

138

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)		FOR THE YEAR ENDED OCTOBER 31, 2020	PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.55		$10.42	$10.00
Investment operations:
Net investment income	0.05	(b)	0.12 (b)	0.13	(b)
Net realized and unrealized gain	0.04		0.16	0.40
Total from investment operations	0.09		0.28	0.53
Distributions:
Net investment income	(0.05)		(0.12)	(0.11)
Net realized gains	(0.07)		(0.03)	—
Total distributions	(0.12)		(0.15)	(0.11)
Net asset value, end of period	$10.52		$10.55	$10.42
Total return	0.9	%(c)	2.7%	5.4	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$554,367		$582,500	$498,852
Ratio of expenses to average net assets before expense waivers	0.74%(d)		0.75%	0.77%(d)
Ratio of expenses to average net assets after expense waivers	0.57%(d)		0.57%	0.57%(d)
Ratio of net investment income to average net assets	1.02%(d)		1.13%	1.42%(d)
Portfolio turnover rate	11%(c)		37%	29%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

139

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2021

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2021, the Corporation consisted of eight separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)*	Income and capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

* Credit Income Fund commenced operations on October 1, 2020.

The Corporation has authorized a total of 20.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such

140

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Small & Mid Cap Strategies Fund, Large

141

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

Cap Strategies Fund and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 36 days during the six months ended April 30, 2021. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2021, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2021, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements and foreign currency transactions in the Statements of Operations.

142

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at April 30, 2021.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher- rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

143

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Small & Mid Cap Strategies Fund and Large Cap Strategies Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability, pandemics and epidemics and other conditions; and currency and interest rate and price fluctuations. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

An outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of health care services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

In March 2020, the Board of Governors of the Federal Reserve System (the “Fed”) reduced the federal funds rate to at or near zero percent in an effort to stimulate the economy following market turmoil due to the COVID-19 pandemic. It is uncertain for how long the Fed will continue to keep rates near zero. If the Fed raises interest rates, there is a risk that interest rates across the U. S. financial markets will raise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market

144

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

C. LIBOR Risk.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on as Fund or the financial instruments in which a Fund invests cannot yet be determined.

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices generally in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$2,822,800,707(b)	$—	$—	$2,822,800,707
Investment Company	24,978,432	—	—	24,978,432
Total	$2,847,779,139	$—	$—	$2,847,779,139

Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$37,937,596	$—	$—	$37,937,596
Australia	159,283,930	1	—	159,283,931
Austria	3,732,586	—	—	3,732,586
Belgium	24,171,880	—	—	24,171,880
Bermuda	34,620,135	—	—	34,620,135
Brazil	29,899,972	—	—	29,899,972
Canada	245,135,897	—	—	245,135,897
China	284,812,820	26,975,938	29,020	311,817,778
Costa Rica	4,146,800	—	—	4,146,800
Denmark	139,178,559	—	—	139,178,559
Finland	61,313,028	—	—	61,313,028
France	61,774,921	—	—	61,774,921
Germany	180,385,979	—	—	180,385,979
Greece	9,748,744	—	—	9,748,744
145

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Hong Kong	$40,671,472	$—	$13,281	$40,684,753
Iceland	8,464,232	—	—	8,464,232
India	56,648,496	—	—	56,648,496
Indonesia	1,876,663	—	—	1,876,663
Ireland	19,486,887	—	—	19,486,887
Israel	186,529,259	—	—	186,529,259
Italy	46,676,757	—	—	46,676,757
Japan	577,377,393	—	—	577,377,393
Jersey Channel Islands	55,502,138	—	—	55,502,138
Netherlands	106,691,560	—	—	106,691,560
New Zealand	49,650,869	—	—	49,650,869
Norway	9,423,546	—	—	9,423,546
Peru	3,168,720	—	—	3,168,720
Poland	17,937,045	—	—	17,937,045
Portugal	1,229,926	—	—	1,229,926
Russia	50,719,005	—	—	50,719,005
Singapore	6,861,419	—	4,346	6,865,765
South Africa	6,883,685	—	—	6,883,685
South Korea	109,182,851	—	—	109,182,851
Spain	29,253,889	—	—	29,253,889
Sweden	140,201,530	—	—	140,201,530
Switzerland	198,852,257	—	—	198,852,257
Taiwan	135,429,883	—	—	135,429,883
Thailand	17,237,183	19,309,158	—	36,546,341
Turkey	49,427,908	—	—	49,427,908
United Kingdom	618,362,283	—	—	618,362,283
United States	4,178,583,429	—	—	4,178,583,429
Vietnam	1,890,116	—	—	1,890,116
Total Equity Securities	$8,000,363,248	$46,285,097	$46,647	$8,046,694,992
Rights/Warrants	—	—	—	—
Exchange-Traded Funds	896,440,993	—	—	896,440,993
Investment Company	11,248,157	—	—	11,248,157
Cash Sweep	346,641,436	—	—	346,641,436
Total	$9,254,693,834	$46,285,097	$46,647	$9,301,025,578

Large Cap Strategies Fund
Equity Securities	$20,852,442,451(b)	$96,073,993(b)(c)	$—	$20,948,516,444
Preferred Stocks	4,465,939(b)	—	—	4,465,939
Rights/Warrants	—	—	—	—
Exchange-Traded Funds	1,612,107,613	—	—	1,612,107,613
Investment Company	583,092,593	—	—	583,092,593
Total	$23,052,108,596	$96,073,993	$—	$23,148,182,589

Credit Income Fund
Preferred Stocks	$3,277,838(b)	$—	$—	$3,277,838
Exchange-Traded Funds	470,067,188	—	—	470,067,188
Bank Loans	—	—	2,502,818(b)	2,502,818
Corporate Bonds	—	255,480,882(b)	1,672,013(b)	257,152,895
Asset-Backed Securities	—	522,664,639(b)	46,157,933(b)	568,822,572
Non-Agency Mortgage-Backed Securities	—	384,421,213(b)	21,905,257(b)	406,326,470
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	35,308,061(b)	—	35,308,061
U.S. Government Securities	—	533,179,734	—	533,179,734
146

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Cash Sweep	360,995,271	—	—	360,995,271

Other financial instruments - Liabilities Interest Rate Risk	—	(1,456,352)(b)	—	(1,456,352)
Total	$834,340,297	$1,729,598,177	$72,238,021	$2,636,176,495

Fixed Income Fund
Municipal Bonds	$—	$10,992,014(b)	$—	$10,992,014
Corporate Bonds	—	530,765,425(b)	—	530,765,425
Asset-Backed Securities	—	80,406,916(b)	—	80,406,916
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	707,240(b)	—	707,240
U.S. Government Agencies	—	873,802	—	873,802
U.S. Government Securities	—	890,746,458	—	890,746,458
Investment Company	12,796,802	—	—	12,796,802
Total	$12,796,802	$1,514,491,855	$—	$1,527,288,657

Municipal Bond Fund
Municipal Bonds	$—	$3,677,228,310(b)	$—	$3,677,228,310
Corporate Bonds	—	89,125,674(b)	—	89,125,674
Investment Company	143,061,633	—	—	143,061,633
Total	$143,061,633	$3,766,353,984	$—	$3,909,415,617

California Municipal Bond Fund
Municipal Bonds	$—	$346,943,094(b)	$—	$346,943,094
Corporate Bonds	—	2,194,792(b)	—	2,194,792
Investment Company	11,231,362	—	—	11,231,362
Total	$11,231,362	$349,137,886	$—	$360,369,248

New York Municipal Bond Fund
Municipal Bonds	$—	$531,271,409(b)	$—	$531,271,409
Corporate Bonds	—	4,390,197(b)	—	4,390,197
Investment Company	14,625,244	—	—	14,625,244
Total	$14,625,244	$535,661,606	$—	$550,286,850

(a)	The Small & Mid Cap Strategies Fund and Large Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended April 30, 2021. For the Small & Mid Cap Strategies Fund there were transfers out of level 3 in the amount of $4,196,512. In addition, with the exception of the Credit Income Fund, there were no significant purchases and sales during the period. As of April 30, 2021, the fair value of Level 3 assets as a percentage of NAV was 0.00%, 0.00% and 2.74% for the Small & Mid Cap Strategies Fund, the Large Cap Strategies Fund and the Credit Income Fund, respectively. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 5 for derivatives.
(c)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

During the period ended April 30, 2021, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a rollforward of Level 3 investments:

147

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

Credit Income Fund
Balance as of 10/31/2020 (value)	$79,593,851
Net accrued discounts (premiums)	(5,282)
Realized gain	535,541
Unrealized gain	454,379
Purchases	8,472,000
Sales (paydowns)	(8,893,799)
Transfer in	2,081,153
Transfer out	(9,999,822)
Balance as of 4/30/2021 (value)	$72,238,021
Net change in unrealized appreciation on investments still held at April 30, 2021	$454,379

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2021.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

148

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

As of April 30, 2021, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Credit Income Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$1,456,352	$—	$—	$(1,456,352)	$—

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.

The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2021
	Derivative Assets		Derivative Liabilities

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$1,456,352
149

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

	The Effect of Derivative Instruments on the Statements of Operations
	For the Period Ended April 30, 2021
	Net Realized Gain/(Loss) from Derivatives Recognized in Income

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$(18,120)	$(731,898)	$—	$(750,018)

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$(1,229,704)	$—	$(1,229,704)

For the period ended April 30, 2021, the quarterly average volume of derivative activities were as follows:

Credit Income Fund
Total Return Swaps (Notional Amount in U.S. Dollars)	$300,000,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain

150

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These struc-

151

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

tured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units where-by each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.68%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.44%

				Average net assets
Small & Mid Cap Strategies Fund				0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”), Artisan Partners Limited Partnership (“Artisan”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Artisan, Baillie Gifford, Champlain, and Polunin are paid for their services directly by BIM.

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM. Harding Loevner has been terminated, effective June 30, 2021, and Baillie Gifford has been added as sub-adviser to Large Cap Strategies Fund, effective June 24, 2021.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon (“BNY Mellon”) and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

152

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date.

D. Custody Fees. The All Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Strategies Fund and Large Cap Strategies Fund have retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers, and assets of the Large Cap Strategies Fund managed by Baillie Gifford. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2024 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the period ended April 30, 2021, BIM waived $1,593,704 for the Small & Mid Cap Strategies Fund, $116,678 for the Credit Income Fund, $907,189 for the Fixed Income Fund, $1,661,099 for the Municipal Bond Fund, $372,811 for the California Municipal Bond Fund and $506,790 for the New York Municipal Bond Fund. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Effective February 1, 2020, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson. Prior to that, the total annual retainer was $235,000, plus $30,000 for serving as the Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as described in Note 2, applied on a consistent basis. For the period ended April 30, 2021, there were no affiliated transactions.

153

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

7.	Securities Transactions:

Investment transactions for the six months ended April 30, 2021, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$639,500,976	$645,198,816
Small & Mid Cap Strategies Fund	2,243,848,065	2,004,801,132
Large Cap Strategies Fund	6,069,520,238	4,891,805,215
Credit Income Fund	566,658,704	257,722,622
Fixed Income Fund	340,181,777	429,507,135
Municipal Bond Fund	764,179,108	902,154,051
California Municipal Bond Fund	41,106,669	42,948,942
New York Municipal Bond Fund	60,043,174	50,711,977

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2021 were as follows:

	Purchases	Sales
Credit Income Fund	$284,302,668	$909,008
Fixed Income Fund	—	3,304,155
Municipal Bond Fund	—	185,197,801
California Municipal Bond Fund	—	32,635,218
New York Municipal Bond Fund	—	22,521,270

8.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

As of April 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,730,830,063	$1,126,262,337	$(9,313,261)	$1,116,949,076
Small & Mid Cap Strategies Fund	6,652,600,297	2,822,626,865	(174,201,584)	2,648,425,281
Large Cap Strategies Fund	15,817,859,928	7,469,798,463	(139,475,802)	7,330,322,661
Credit Income Fund	2,657,268,535	69,929,967	(89,565,655)	(19,635,688)
Fixed Income Fund	1,504,639,475	35,396,979	(12,747,797)	22,649,182
Municipal Bond Fund	3,811,415,730	107,002,776	(9,002,889)	97,999,887
California Municipal Bond Fund	351,196,600	10,036,743	(864,095)	9,172,648
New York Municipal Bond Fund	535,232,950	16,188,758	(1,134,858)	15,053,900
154

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2020 was as follows:

	All Cap Core Fund	Small & Mid Cap Strategies Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary income	$11,301,833	$33,645,169	$134,614,727	$27,441,587	$4,568,157
Net Long Term Capital Gains	146,728,965	260,460,494	706,560,019	—	—
Total Taxable Distributions	158,030,798	294,105,663	841,174,746	27,441,587	4,568,157
Tax Exempt Distributions	—	—	—	—	43,300,828
Total Distributions Paid	$158,030,798	$294,105,663	$841,174,746	$27,441,587	$47,868,985

	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$1,330,187	$1,973,466
Net Long Term Capital Gains	—	—
Total Taxable Distributions	1,330,187	1,973,466
Tax Exempt Distributions	3,510,692	5,597,549
Total Distributions Paid	$4,840,879	$7,571,015

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2020, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2020. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2020, the Credit Income Fund had a short-term capital loss carryforward of $486,835, the Fixed Income Fund utilized $8,050,021 capital loss carryforward and the Municipal Bond Fund utilized $7,097,107 capital loss carryforward available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no late year loss deferrals in the current year.

9.	Commitments.

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of April 30, 2021, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

155

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2021

10.	Subsequent Events

Subsequent to the end of the reporting period, the Board of Directors of Old Westbury Funds, Inc. approved changes to the day-to-day management of the Large Cap Strategies Fund. Effective June 24, 2021, Baillie Gifford Overseas Limited serves as a sub-adviser to the Large Cap Strategies Fund. In addition, effective June 30, 2021, Harding Loevner LP no longer serves as a sub-adviser for its portion of the Large Cap Strategies Fund’s portfolio.

156

Old Westbury Funds, Inc.
Additional Information
April 30, 2021

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s website at http:www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

157

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor:

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodians:

Bessemer Trust Company

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm:

Ernst & Young LLP

5 Times Square

New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

April 30, 2021

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414851

Cusip 680414505

Cusip 680414869

Cusip 680414877

(OWF_A21-SAR2021)
(4/21)

Item 1. Reports to Stockholders (cont.).

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date    7/1/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date    7/1/21

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date    7/1/21

* Print the name and title of each signing officer under his or her signature.